UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

August 31, 2026

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance All Asset Strategy Fund

Class A EARAX

Annual Shareholder Report August 31, 2026

This annual shareholder report contains important information about the Eaton Vance All Asset Strategy Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	1.01%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to 60% MSCI ACWI Index/40% Bloomberg U.S. Aggregate Bond Index (the Blended Index):

↑ An overweight exposure to equities and an underweight exposure to fixed income assets helped relative returns

↑ An overweight exposure to emerging markets (EM), particularly South Korea and Taiwan, contributed to performance

↑ An overweight exposure to EM government bonds also added to returns

↓ Exposure to the global equities basket detracted from performance

↓ Exposure to Treasury Inflation-Protected Securities mildly detracted from performance

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class A with Maximum Sales Charge	MSCI World Index	MSCI ACWI Index	Bloomberg U.S. Aggregate Bond Index
8/16	$10,000	$10,000	$10,000	$10,000
9/16	$9,526	$10,053	$10,061	$9,994
10/16	$9,395	$9,859	$9,891	$9,918
11/16	$9,417	$10,000	$9,966	$9,683
12/16	$9,578	$10,240	$10,181	$9,697
1/17	$9,760	$10,487	$10,459	$9,716
2/17	$9,935	$10,778	$10,753	$9,781
3/17	$10,008	$10,892	$10,884	$9,776
4/17	$10,081	$11,054	$11,054	$9,851
5/17	$10,147	$11,288	$11,298	$9,927
6/17	$10,198	$11,331	$11,349	$9,917
7/17	$10,438	$11,602	$11,667	$9,960
8/17	$10,445	$11,619	$11,711	$10,049
9/17	$10,584	$11,879	$11,938	$10,001
10/17	$10,773	$12,104	$12,185	$10,007
11/17	$10,861	$12,366	$12,421	$9,994
12/17	$10,986	$12,533	$12,622	$10,040
1/18	$11,492	$13,195	$13,334	$9,925
2/18	$11,113	$12,648	$12,774	$9,831
3/18	$10,927	$12,373	$12,500	$9,894
4/18	$10,860	$12,515	$12,620	$9,820
5/18	$11,016	$12,593	$12,635	$9,890
6/18	$10,904	$12,587	$12,567	$9,878
7/18	$11,157	$12,980	$12,946	$9,880
8/18	$11,247	$13,141	$13,048	$9,944
9/18	$11,276	$13,214	$13,104	$9,880
10/18	$10,569	$12,244	$12,122	$9,802
11/18	$10,703	$12,383	$12,300	$9,860
12/18	$10,148	$11,441	$11,433	$10,041
1/19	$10,500	$12,332	$12,336	$10,148
2/19	$10,675	$12,703	$12,666	$10,142
3/19	$10,782	$12,869	$12,825	$10,337
4/19	$10,912	$13,326	$13,258	$10,340
5/19	$10,629	$12,557	$12,472	$10,523
6/19	$10,950	$13,384	$13,289	$10,655
7/19	$10,958	$13,451	$13,327	$10,679
8/19	$10,973	$13,175	$13,011	$10,955
9/19	$11,004	$13,456	$13,285	$10,897
10/19	$11,110	$13,798	$13,649	$10,930
11/19	$11,240	$14,182	$13,982	$10,924
12/19	$11,417	$14,607	$14,474	$10,917
1/20	$11,473	$14,518	$14,314	$11,127
2/20	$11,226	$13,291	$13,158	$11,327
3/20	$10,692	$11,532	$11,382	$11,260
4/20	$11,154	$12,792	$12,601	$11,460
5/20	$11,346	$13,410	$13,149	$11,514
6/20	$11,465	$13,765	$13,569	$11,586
7/20	$11,792	$14,423	$14,287	$11,759
8/20	$12,063	$15,387	$15,161	$11,665
9/20	$11,895	$14,856	$14,672	$11,658
10/20	$11,712	$14,400	$14,316	$11,606
11/20	$12,302	$16,242	$16,080	$11,720
12/20	$12,509	$16,930	$16,827	$11,736
1/21	$12,402	$16,762	$16,751	$11,652
2/21	$12,558	$17,192	$17,139	$11,484
3/21	$12,755	$17,764	$17,596	$11,340
4/21	$13,018	$18,590	$18,366	$11,430
5/21	$13,182	$18,858	$18,651	$11,467
6/21	$13,198	$19,139	$18,897	$11,548
7/21	$13,157	$19,482	$19,027	$11,677
8/21	$13,296	$19,967	$19,504	$11,655
9/21	$12,952	$19,138	$18,698	$11,554
10/21	$13,255	$20,222	$19,652	$11,551
11/21	$13,059	$19,779	$19,179	$11,585
12/21	$13,376	$20,624	$19,946	$11,555
1/22	$13,030	$19,533	$18,967	$11,306
2/22	$12,805	$19,039	$18,477	$11,180
3/22	$12,805	$19,561	$18,877	$10,869
4/22	$12,191	$17,936	$17,366	$10,457
5/22	$12,242	$17,950	$17,386	$10,524
6/22	$11,715	$16,395	$15,921	$10,359
7/22	$12,104	$17,697	$17,033	$10,612
8/22	$11,663	$16,957	$16,406	$10,313
9/22	$10,901	$15,380	$14,835	$9,867
10/22	$10,945	$16,485	$15,730	$9,739
11/22	$11,620	$17,631	$16,950	$10,097
12/22	$11,381	$16,882	$16,283	$10,052
1/23	$11,852	$18,077	$17,451	$10,361
2/23	$11,486	$17,642	$16,950	$10,093
3/23	$11,887	$18,188	$17,473	$10,350
4/23	$12,009	$18,506	$17,724	$10,412
5/23	$11,791	$18,322	$17,534	$10,299
6/23	$11,939	$19,430	$18,552	$10,262
7/23	$12,000	$20,082	$19,232	$10,255
8/23	$11,774	$19,603	$18,694	$10,189
9/23	$11,294	$18,757	$17,921	$9,931
10/23	$11,032	$18,213	$17,382	$9,774
11/23	$11,669	$19,920	$18,987	$10,216
12/23	$12,118	$20,898	$19,899	$10,608
1/24	$12,056	$21,149	$20,015	$10,578
2/24	$12,198	$22,046	$20,874	$10,429
3/24	$12,421	$22,754	$21,530	$10,525
4/24	$12,118	$21,909	$20,819	$10,259
5/24	$12,475	$22,887	$21,665	$10,433
6/24	$12,627	$23,353	$22,147	$10,532
7/24	$12,930	$23,765	$22,504	$10,778
8/24	$13,109	$24,393	$23,076	$10,933
9/24	$13,287	$24,839	$23,612	$11,079
10/24	$13,010	$24,347	$23,082	$10,805
11/24	$13,323	$25,464	$23,945	$10,919
12/24	$13,019	$24,800	$23,379	$10,740
1/25	$13,201	$25,675	$24,163	$10,797
2/25	$13,237	$25,491	$24,018	$11,035
3/25	$12,982	$24,356	$23,069	$11,039
4/25	$13,091	$24,572	$23,284	$11,082
5/25	$13,356	$26,027	$24,622	$11,003
6/25	$13,702	$27,150	$25,728	$11,172
7/25	$13,693	$27,499	$26,077	$11,143
8/25	$13,902	$28,217	$26,721	$11,276
9/25	$14,248	$29,124	$27,689	$11,399
10/25	$14,494	$29,707	$28,309	$11,470
11/25	$14,540	$29,791	$28,305	$11,541
12/25	$14,657	$30,032	$28,601	$11,524
1/26	$15,021	$30,704	$29,449	$11,537
2/26	$15,189	$30,929	$29,827	$11,726
3/26	$14,395	$28,959	$27,685	$11,519
4/26	$15,311	$31,736	$30,502	$11,532
5/26	$15,731	$33,181	$32,075	$11,568
6/26	$15,787	$32,943	$31,818	$11,596
7/26	$15,581	$33,112	$31,842	$11,445
8/26	$15,857	$33,965	$32,693	$11,489

Average Annual Total Returns (%)Footnote Reference1

Table Summary
Fund	1 Year	5 Years	10 Years
Class A	14.03%	3.58%	5.28%
Class A with 5.25% Maximum Sales Charge	8.01%	2.46%	4.72%
MSCI World Index (net of foreign withholding taxes)	20.37%	11.20%	13.00%
MSCI ACWI Index (net of foreign withholding taxes)	22.35%	10.88%	12.57%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Blended Index (60% MSCI ACWI Index/40% Bloomberg U.S. Aggregate Bond Index)	13.95%	6.45%	8.20%
Footnote	Description
Footnote[1]	Performance prior to August 18, 2025 reflects the Fund’s performance under its former principal investment strategies and is that of the Fund’s former investment sub-adviser.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$206,898,592
# of Portfolio Holdings	232
Portfolio Turnover Rate	107%
Total Advisory Fees Paid	$1,310,691

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Common Stocks
55.3%
Exchange-Traded Funds
37.2%
Short-Term Investments
4.4%
Sovereign Government Bonds
3.1%

Table Summary
Value	Value
Sovereign Government Bonds	3.1%
Short-Term Investments	4.4%
Exchange-Traded Funds	37.2%
Common Stocks	55.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Eaton Vance Total Return Bond ETF	11.0%
Eaton Vance Mortgage Opportunities ETF	8.6%
Vanguard Emerging Markets Government Bond ETF	5.0%
iShares Core MSCI Emerging Markets ETF	5.0%
iShares TIPS Bond ETF	3.5%
NVIDIA Corp.	3.2%
Brazil Letras do Tesouro Nacional, 0.00%, 1/1/29	3.1%
Microsoft Corp.	2.5%
Apple, Inc.	2.4%
Amazon.com, Inc.	1.7%
Total	46.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2027 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio decreased from the prior fiscal year primarily because the reduction in the investment adviser and administration fee and the agreement to reimburse the Fund’s expenses, both effective August 18, 2025, were in effect throughout the current fiscal year. The decrease also reflected a reduction in the investment adviser and administration fee due to the Fund’s investments in affiliated funds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2026

EARAX-TSR-AR

Eaton Vance All Asset Strategy Fund

Class C ECRAX

Annual Shareholder Report August 31, 2026

This annual shareholder report contains important information about the Eaton Vance All Asset Strategy Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$188	1.76%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to 60% MSCI ACWI Index/40% Bloomberg U.S. Aggregate Bond Index (the Blended Index):

↓ Exposure to the global equities basket detracted from performance

↓ Exposure to Treasury Inflation-Protected Securities mildly detracted from performance

↑ An overweight exposure to equities and an underweight exposure to fixed income assets helped relative returns

↑ An overweight exposure to emerging markets (EM), particularly South Korea and Taiwan, contributed to performance

↑ An overweight exposure to EM government bonds also added to returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class C	MSCI World Index	MSCI ACWI Index	Bloomberg U.S. Aggregate Bond Index
8/16	$10,000	$10,000	$10,000	$10,000
9/16	$10,047	$10,053	$10,061	$9,994
10/16	$9,899	$9,859	$9,891	$9,918
11/16	$9,922	$10,000	$9,966	$9,683
12/16	$10,078	$10,240	$10,181	$9,697
1/17	$10,265	$10,487	$10,459	$9,716
2/17	$10,444	$10,778	$10,753	$9,781
3/17	$10,507	$10,892	$10,884	$9,776
4/17	$10,577	$11,054	$11,054	$9,851
5/17	$10,647	$11,288	$11,298	$9,927
6/17	$10,694	$11,331	$11,349	$9,917
7/17	$10,935	$11,602	$11,667	$9,960
8/17	$10,935	$11,619	$11,711	$10,049
9/17	$11,083	$11,879	$11,938	$10,001
10/17	$11,263	$12,104	$12,185	$10,007
11/17	$11,348	$12,366	$12,421	$9,994
12/17	$11,477	$12,533	$12,622	$10,040
1/18	$11,991	$13,195	$13,334	$9,925
2/18	$11,588	$12,648	$12,774	$9,831
3/18	$11,390	$12,373	$12,500	$9,894
4/18	$11,319	$12,515	$12,620	$9,820
5/18	$11,469	$12,593	$12,635	$9,890
6/18	$11,343	$12,587	$12,567	$9,878
7/18	$11,604	$12,980	$12,946	$9,880
8/18	$11,690	$13,141	$13,048	$9,944
9/18	$11,714	$13,214	$13,104	$9,880
10/18	$10,971	$12,244	$12,122	$9,802
11/18	$11,106	$12,383	$12,300	$9,860
12/18	$10,522	$11,441	$11,433	$10,041
1/19	$10,885	$12,332	$12,336	$10,148
2/19	$11,054	$12,703	$12,666	$10,142
3/19	$11,159	$12,869	$12,825	$10,337
4/19	$11,288	$13,326	$13,258	$10,340
5/19	$10,982	$12,557	$12,472	$10,523
6/19	$11,313	$13,384	$13,289	$10,655
7/19	$11,313	$13,451	$13,327	$10,679
8/19	$11,321	$13,175	$13,011	$10,955
9/19	$11,345	$13,456	$13,285	$10,897
10/19	$11,450	$13,798	$13,649	$10,930
11/19	$11,571	$14,182	$13,982	$10,924
12/19	$11,745	$14,607	$14,474	$10,917
1/20	$11,795	$14,518	$14,314	$11,127
2/20	$11,536	$13,291	$13,158	$11,327
3/20	$10,985	$11,532	$11,382	$11,260
4/20	$11,444	$12,792	$12,601	$11,460
5/20	$11,637	$13,410	$13,149	$11,514
6/20	$11,754	$13,765	$13,569	$11,586
7/20	$12,088	$14,423	$14,287	$11,759
8/20	$12,356	$15,387	$15,161	$11,665
9/20	$12,172	$14,856	$14,672	$11,658
10/20	$11,979	$14,400	$14,316	$11,606
11/20	$12,573	$16,242	$16,080	$11,720
12/20	$12,774	$16,930	$16,827	$11,736
1/21	$12,663	$16,762	$16,751	$11,652
2/21	$12,809	$17,192	$17,139	$11,484
3/21	$13,005	$17,764	$17,596	$11,340
4/21	$13,262	$18,590	$18,366	$11,430
5/21	$13,424	$18,858	$18,651	$11,467
6/21	$13,432	$19,139	$18,897	$11,548
7/21	$13,373	$19,482	$19,027	$11,677
8/21	$13,509	$19,967	$19,504	$11,655
9/21	$13,159	$19,138	$18,698	$11,554
10/21	$13,450	$20,222	$19,652	$11,551
11/21	$13,244	$19,779	$19,179	$11,585
12/21	$13,554	$20,624	$19,946	$11,555
1/22	$13,205	$19,533	$18,967	$11,306
2/22	$12,963	$19,039	$18,477	$11,180
3/22	$12,954	$19,561	$18,877	$10,869
4/22	$12,327	$17,936	$17,366	$10,457
5/22	$12,372	$17,950	$17,386	$10,524
6/22	$11,835	$16,395	$15,921	$10,359
7/22	$12,220	$17,697	$17,033	$10,612
8/22	$11,763	$16,957	$16,406	$10,313
9/22	$10,993	$15,380	$14,835	$9,867
10/22	$11,020	$16,485	$15,730	$9,739
11/22	$11,692	$17,631	$16,950	$10,097
12/22	$11,443	$16,882	$16,283	$10,052
1/23	$11,918	$18,077	$17,451	$10,361
2/23	$11,550	$17,642	$16,950	$10,093
3/23	$11,935	$18,188	$17,473	$10,350
4/23	$12,052	$18,506	$17,724	$10,412
5/23	$11,828	$18,322	$17,534	$10,299
6/23	$11,971	$19,430	$18,552	$10,262
7/23	$12,025	$20,082	$19,232	$10,255
8/23	$11,792	$19,603	$18,694	$10,189
9/23	$11,300	$18,757	$17,921	$9,931
10/23	$11,031	$18,213	$17,382	$9,774
11/23	$11,658	$19,920	$18,987	$10,216
12/23	$12,103	$20,898	$19,899	$10,608
1/24	$12,031	$21,149	$20,015	$10,578
2/24	$12,167	$22,046	$20,874	$10,429
3/24	$12,385	$22,754	$21,530	$10,525
4/24	$12,067	$21,909	$20,819	$10,259
5/24	$12,421	$22,887	$21,665	$10,433
6/24	$12,567	$23,353	$22,147	$10,532
7/24	$12,857	$23,765	$22,504	$10,778
8/24	$13,030	$24,393	$23,076	$10,933
9/24	$13,194	$24,839	$23,612	$11,079
10/24	$12,912	$24,347	$23,082	$10,805
11/24	$13,212	$25,464	$23,945	$10,919
12/24	$12,905	$24,800	$23,379	$10,740
1/25	$13,070	$25,675	$24,163	$10,797
2/25	$13,107	$25,491	$24,018	$11,035
3/25	$12,850	$24,356	$23,069	$11,039
4/25	$12,951	$24,572	$23,284	$11,082
5/25	$13,199	$26,027	$24,622	$11,003
6/25	$13,530	$27,150	$25,728	$11,172
7/25	$13,512	$27,499	$26,077	$11,143
8/25	$13,705	$28,217	$26,721	$11,276
9/25	$14,045	$29,124	$27,689	$11,399
10/25	$14,275	$29,707	$28,309	$11,470
11/25	$14,312	$29,791	$28,305	$11,541
12/25	$14,419	$30,032	$28,601	$11,524
1/26	$14,774	$30,704	$29,449	$11,537
2/26	$14,924	$30,929	$29,827	$11,726
3/26	$14,139	$28,959	$27,685	$11,519
4/26	$15,027	$31,736	$30,502	$11,532
5/26	$15,428	$33,181	$32,075	$11,568
6/26	$15,475	$32,943	$31,818	$11,596
7/26	$15,260	$33,112	$31,842	$11,445
8/26	$15,758	$33,965	$32,693	$11,489

Average Annual Total Returns (%)Footnote Reference1

Table Summary
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	13.26%	2.81%	4.65%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	12.26%	2.81%	4.65%
MSCI World Index (net of foreign withholding taxes)	20.37%	11.20%	13.00%
MSCI ACWI Index (net of foreign withholding taxes)	22.35%	10.88%	12.57%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Blended Index (60% MSCI ACWI Index/40% Bloomberg U.S. Aggregate Bond Index)	13.95%	6.45%	8.20%
Footnote	Description
Footnote[1]	Performance prior to August 18, 2025 reflects the Fund’s performance under its former principal investment strategies and is that of the Fund’s former investment sub-adviser.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$206,898,592
# of Portfolio Holdings	232
Portfolio Turnover Rate	107%
Total Advisory Fees Paid	$1,310,691

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
Sovereign Government Bonds	3.1%
Short-Term Investments	4.4%
Exchange-Traded Funds	37.2%
Common Stocks	55.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Eaton Vance Total Return Bond ETF	11.0%
Eaton Vance Mortgage Opportunities ETF	8.6%
Vanguard Emerging Markets Government Bond ETF	5.0%
iShares Core MSCI Emerging Markets ETF	5.0%
iShares TIPS Bond ETF	3.5%
NVIDIA Corp.	3.2%
Brazil Letras do Tesouro Nacional, 0.00%, 1/1/29	3.1%
Microsoft Corp.	2.5%
Apple, Inc.	2.4%
Amazon.com, Inc.	1.7%
Total	46.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2027 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio decreased from the prior fiscal year primarily because the reduction in the investment adviser and administration fee and the agreement to reimburse the Fund’s expenses, both effective August 18, 2025, were in effect throughout the current fiscal year. The decrease also reflected a reduction in the investment adviser and administration fee due to the Fund’s investments in affiliated funds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2026

ECRAX-TSR-AR

Eaton Vance All Asset Strategy Fund

Class I EIRAX

Annual Shareholder Report August 31, 2026

This annual shareholder report contains important information about the Eaton Vance All Asset Strategy Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$81	0.76%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to 60% MSCI ACWI Index/40% Bloomberg U.S. Aggregate Bond Index (the Blended Index):

↑ An overweight exposure to equities and an underweight exposure to fixed income assets helped relative returns

↑ An overweight exposure to emerging markets (EM), particularly South Korea and Taiwan, contributed to performance

↑ An overweight exposure to EM government bonds also added to returns

↓ Exposure to the global equities basket detracted from performance

↓ Exposure to Treasury Inflation-Protected Securities mildly detracted from performance

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

Table Summary
	Class I	MSCI World Index	MSCI ACWI Index	Bloomberg U.S. Aggregate Bond Index
8/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
9/16	$1,005,331	$1,005,312	$1,006,129	$999,414
10/16	$991,622	$985,856	$989,052	$991,770
11/16	$993,907	$1,000,032	$996,568	$968,311
12/16	$1,011,146	$1,023,961	$1,018,096	$969,676
1/17	$1,030,325	$1,048,674	$1,045,934	$971,579
2/17	$1,049,505	$1,077,768	$1,075,274	$978,109
3/17	$1,057,177	$1,089,249	$1,088,428	$977,596
4/17	$1,064,849	$1,105,377	$1,105,391	$985,140
5/17	$1,072,521	$1,128,761	$1,129,801	$992,723
6/17	$1,077,891	$1,133,104	$1,134,939	$991,724
7/17	$1,103,208	$1,160,221	$1,166,656	$995,991
8/17	$1,103,975	$1,161,855	$1,171,126	$1,004,925
9/17	$1,120,086	$1,187,932	$1,193,752	$1,000,139
10/17	$1,139,265	$1,210,382	$1,218,541	$1,000,718
11/17	$1,149,239	$1,236,608	$1,242,130	$999,434
12/17	$1,162,905	$1,253,332	$1,262,155	$1,004,021
1/18	$1,216,300	$1,319,508	$1,333,361	$992,458
2/18	$1,176,254	$1,264,844	$1,277,362	$983,050
3/18	$1,156,623	$1,237,275	$1,250,018	$989,354
4/18	$1,150,341	$1,251,493	$1,261,955	$981,996
5/18	$1,166,831	$1,259,335	$1,263,531	$989,004
6/18	$1,155,053	$1,258,734	$1,256,688	$987,788
7/18	$1,182,535	$1,298,049	$1,294,586	$988,022
8/18	$1,192,743	$1,314,109	$1,304,757	$994,380
9/18	$1,195,884	$1,321,427	$1,310,435	$987,977
10/18	$1,121,288	$1,224,397	$1,212,233	$980,169
11/18	$1,135,422	$1,238,306	$1,229,962	$986,020
12/18	$1,076,602	$1,144,148	$1,143,330	$1,004,135
1/19	$1,114,561	$1,233,169	$1,233,607	$1,014,798
2/19	$1,133,137	$1,270,250	$1,266,603	$1,014,210
3/19	$1,145,252	$1,286,934	$1,282,532	$1,033,685
4/19	$1,158,175	$1,332,568	$1,325,837	$1,033,950
5/19	$1,128,291	$1,255,678	$1,247,190	$1,052,304
6/19	$1,163,021	$1,338,421	$1,328,855	$1,065,519
7/19	$1,164,636	$1,345,050	$1,332,749	$1,067,862
8/19	$1,166,251	$1,317,538	$1,301,133	$1,095,533
9/19	$1,170,289	$1,345,576	$1,328,511	$1,089,698
10/19	$1,181,597	$1,379,818	$1,364,871	$1,092,980
11/19	$1,195,327	$1,418,246	$1,398,189	$1,092,424
12/19	$1,214,669	$1,460,734	$1,447,427	$1,091,662
1/20	$1,220,581	$1,451,843	$1,431,439	$1,112,671
2/20	$1,194,396	$1,329,126	$1,315,822	$1,132,697
3/20	$1,138,646	$1,153,226	$1,138,181	$1,126,032
4/20	$1,186,794	$1,279,209	$1,260,109	$1,146,048
5/20	$1,207,911	$1,341,005	$1,314,912	$1,151,384
6/20	$1,220,581	$1,376,476	$1,356,927	$1,158,637
7/20	$1,256,059	$1,442,329	$1,428,691	$1,175,943
8/20	$1,285,623	$1,538,697	$1,516,134	$1,166,451
9/20	$1,267,884	$1,485,613	$1,467,249	$1,165,812
10/20	$1,248,456	$1,440,042	$1,431,582	$1,160,606
11/20	$1,310,964	$1,624,168	$1,608,043	$1,171,994
12/20	$1,333,971	$1,693,027	$1,682,704	$1,173,609
1/21	$1,322,644	$1,676,201	$1,675,051	$1,165,195
2/21	$1,340,071	$1,719,152	$1,713,851	$1,148,369
3/21	$1,360,982	$1,776,352	$1,759,627	$1,134,029
4/21	$1,388,864	$1,859,024	$1,836,562	$1,142,988
5/21	$1,407,161	$1,885,804	$1,865,143	$1,146,722
6/21	$1,409,775	$1,913,915	$1,889,724	$1,154,779
7/21	$1,404,547	$1,948,195	$1,902,743	$1,167,691
8/21	$1,420,231	$1,996,683	$1,950,367	$1,165,468
9/21	$1,383,636	$1,913,779	$1,869,798	$1,155,377
10/21	$1,415,874	$2,022,177	$1,965,239	$1,155,059
11/21	$1,394,963	$1,977,865	$1,917,915	$1,158,476
12/21	$1,429,455	$2,062,399	$1,994,633	$1,155,512
1/22	$1,393,534	$1,953,276	$1,896,671	$1,130,617
2/22	$1,369,587	$1,903,875	$1,847,686	$1,118,004
3/22	$1,369,587	$1,956,124	$1,887,705	$1,086,944
4/22	$1,304,194	$1,793,622	$1,736,609	$1,045,696
5/22	$1,309,720	$1,794,980	$1,738,642	$1,052,438
6/22	$1,254,457	$1,639,496	$1,592,081	$1,035,928
7/22	$1,295,904	$1,769,666	$1,703,260	$1,061,240
8/22	$1,248,931	$1,695,680	$1,640,554	$1,031,253
9/22	$1,167,880	$1,538,049	$1,483,505	$986,696
10/22	$1,172,485	$1,648,501	$1,573,030	$973,916
11/22	$1,244,326	$1,763,122	$1,695,040	$1,009,733
12/22	$1,218,947	$1,688,247	$1,628,338	$1,005,178
1/23	$1,270,164	$1,807,701	$1,745,053	$1,036,102
2/23	$1,231,984	$1,764,247	$1,695,039	$1,009,313
3/23	$1,274,820	$1,818,761	$1,747,302	$1,034,952
4/23	$1,287,857	$1,850,643	$1,772,415	$1,041,224
5/23	$1,265,508	$1,832,168	$1,753,431	$1,029,887
6/23	$1,281,338	$1,942,973	$1,855,237	$1,026,214
7/23	$1,287,857	$2,008,243	$1,923,154	$1,025,498
8/23	$1,263,645	$1,960,275	$1,869,413	$1,018,948
9/23	$1,212,429	$1,875,711	$1,792,112	$993,055
10/23	$1,185,424	$1,821,286	$1,738,228	$977,383
11/23	$1,253,402	$1,992,035	$1,898,660	$1,021,645
12/23	$1,301,898	$2,089,833	$1,989,860	$1,060,753
1/24	$1,296,167	$2,114,912	$2,001,525	$1,057,840
2/24	$1,311,449	$2,204,579	$2,087,417	$1,042,894
3/24	$1,335,329	$2,275,423	$2,152,955	$1,052,524
4/24	$1,302,853	$2,190,903	$2,081,923	$1,025,939
5/24	$1,341,060	$2,288,731	$2,166,477	$1,043,332
6/24	$1,358,253	$2,335,302	$2,214,729	$1,053,210
7/24	$1,391,684	$2,376,456	$2,250,447	$1,077,810
8/24	$1,410,787	$2,439,267	$2,307,601	$1,093,298
9/24	$1,429,891	$2,483,939	$2,361,209	$1,107,936
10/24	$1,401,236	$2,434,666	$2,308,207	$1,080,461
11/24	$1,433,711	$2,546,384	$2,394,543	$1,091,884
12/24	$1,401,904	$2,480,024	$2,337,860	$1,074,015
1/25	$1,421,456	$2,567,540	$2,416,333	$1,079,713
2/25	$1,426,344	$2,549,061	$2,401,776	$1,103,468
3/25	$1,398,971	$2,435,576	$2,306,894	$1,103,883
4/25	$1,411,680	$2,457,221	$2,328,410	$1,108,222
5/25	$1,440,031	$2,602,668	$2,462,244	$1,100,287
6/25	$1,477,180	$2,714,981	$2,572,802	$1,117,205
7/25	$1,477,180	$2,749,930	$2,607,694	$1,114,258
8/25	$1,499,665	$2,821,663	$2,672,080	$1,127,585
9/25	$1,537,793	$2,912,368	$2,768,921	$1,139,886
10/25	$1,564,188	$2,970,689	$2,830,851	$1,147,008
11/25	$1,570,054	$2,979,081	$2,830,536	$1,154,135
12/25	$1,582,680	$3,003,162	$2,860,077	$1,152,428
1/26	$1,621,870	$3,070,370	$2,944,863	$1,153,658
2/26	$1,640,962	$3,092,861	$2,982,721	$1,172,551
3/26	$1,554,543	$2,895,861	$2,768,510	$1,151,886
4/26	$1,654,026	$3,173,627	$3,050,166	$1,153,181
5/26	$1,700,250	$3,318,094	$3,207,544	$1,156,768
6/26	$1,706,279	$3,294,285	$3,181,815	$1,159,558
7/26	$1,685,177	$3,311,191	$3,184,249	$1,144,450
8/26	$1,714,318	$3,396,519	$3,269,271	$1,148,905

Average Annual Total Returns (%)Footnote Reference1

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	14.31%	3.83%	5.53%
MSCI World Index (net of foreign withholding taxes)	20.37%	11.20%	13.00%
MSCI ACWI Index (net of foreign withholding taxes)	22.35%	10.88%	12.57%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Blended Index (60% MSCI ACWI Index/40% Bloomberg U.S. Aggregate Bond Index)	13.95%	6.45%	8.20%
Footnote	Description
Footnote[1]	Performance prior to August 18, 2025 reflects the Fund’s performance under its former principal investment strategies and is that of the Fund’s former investment sub-adviser.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$206,898,592
# of Portfolio Holdings	232
Portfolio Turnover Rate	107%
Total Advisory Fees Paid	$1,310,691

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
Sovereign Government Bonds	3.1%
Short-Term Investments	4.4%
Exchange-Traded Funds	37.2%
Common Stocks	55.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Eaton Vance Total Return Bond ETF	11.0%
Eaton Vance Mortgage Opportunities ETF	8.6%
Vanguard Emerging Markets Government Bond ETF	5.0%
iShares Core MSCI Emerging Markets ETF	5.0%
iShares TIPS Bond ETF	3.5%
NVIDIA Corp.	3.2%
Brazil Letras do Tesouro Nacional, 0.00%, 1/1/29	3.1%
Microsoft Corp.	2.5%
Apple, Inc.	2.4%
Amazon.com, Inc.	1.7%
Total	46.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2027 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio decreased from the prior fiscal year primarily because the reduction in the investment adviser and administration fee and the agreement to reimburse the Fund’s expenses, both effective August 18, 2025, were in effect throughout the current fiscal year. The decrease also reflected a reduction in the investment adviser and administration fee due to the Fund’s investments in affiliated funds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2026

EIRAX-TSR-AR

Eaton Vance Equity Strategy Fund

Class A ERBAX

Annual Shareholder Report August 31, 2026

This annual shareholder report contains important information about the Eaton Vance Equity Strategy Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$121	1.10%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI ACWI Index (the Index):

↓ Security selection in the global equities basket detracted from returns during the period

↓ Exposure to Brazil and India equity markets also detracted from performance

↓ Exposure to China equity markets modestly detracted from performance

↑ Exposure to core emerging markets contributed to returns

↑ Exposure to Taiwan and South Korea equities also contributed to returns

↑ Exposure to S&P 500 stocks basket also added to returns during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class A with Maximum Sales Charge	MSCI ACWI Index
8/16	$10,000	$10,000
9/16	$9,533	$10,061
10/16	$9,385	$9,891
11/16	$9,673	$9,966
12/16	$9,875	$10,181
1/17	$10,099	$10,459
2/17	$10,350	$10,753
3/17	$10,443	$10,884
4/17	$10,555	$11,054
5/17	$10,648	$11,298
6/17	$10,727	$11,349
7/17	$11,064	$11,667
8/17	$11,051	$11,711
9/17	$11,296	$11,938
10/17	$11,593	$12,185
11/17	$11,765	$12,421
12/17	$11,919	$12,622
1/18	$12,679	$13,334
2/18	$12,149	$12,774
3/18	$11,891	$12,500
4/18	$11,772	$12,620
5/18	$12,037	$12,635
6/18	$11,870	$12,567
7/18	$12,211	$12,946
8/18	$12,267	$13,048
9/18	$12,288	$13,104
10/18	$11,228	$12,122
11/18	$11,493	$12,300
12/18	$10,495	$11,433
1/19	$11,207	$12,336
2/19	$11,544	$12,666
3/19	$11,786	$12,825
4/19	$12,080	$13,258
5/19	$11,427	$12,472
6/19	$12,080	$13,289
7/19	$12,102	$13,327
8/19	$12,109	$13,011
9/19	$12,212	$13,285
10/19	$12,462	$13,649
11/19	$12,755	$13,982
12/19	$13,155	$14,474
1/20	$13,139	$14,314
2/20	$12,274	$13,158
3/20	$11,089	$11,382
4/20	$12,018	$12,601
5/20	$12,547	$13,149
6/20	$12,771	$13,569
7/20	$13,500	$14,287
8/20	$14,276	$15,161
9/20	$13,788	$14,672
10/20	$13,451	$14,316
11/20	$14,741	$16,080
12/20	$15,287	$16,827
1/21	$15,131	$16,751
2/21	$15,721	$17,139
3/21	$16,296	$17,596
4/21	$16,928	$18,366
5/21	$17,297	$18,651
6/21	$17,297	$18,897
7/21	$17,174	$19,027
8/21	$17,518	$19,504
9/21	$16,805	$18,698
10/21	$17,576	$19,652
11/21	$17,149	$19,179
12/21	$17,919	$19,946
1/22	$17,382	$18,967
2/22	$16,955	$18,477
3/22	$17,187	$18,877
4/22	$15,973	$17,366
5/22	$16,084	$17,386
6/22	$14,981	$15,921
7/22	$15,769	$17,033
8/22	$15,157	$16,406
9/22	$13,729	$14,835
10/22	$14,499	$15,730
11/22	$15,750	$16,950
12/22	$15,240	$16,283
1/23	$15,995	$17,451
2/23	$15,475	$16,950
3/23	$16,151	$17,473
4/23	$16,475	$17,724
5/23	$16,053	$17,534
6/23	$16,749	$18,552
7/23	$17,287	$19,232
8/23	$16,739	$18,694
9/23	$15,936	$17,921
10/23	$15,564	$17,382
11/23	$16,710	$18,987
12/23	$17,426	$19,899
1/24	$17,278	$20,015
2/24	$18,022	$20,874
3/24	$18,596	$21,530
4/24	$18,139	$20,819
5/24	$18,936	$21,665
6/24	$19,245	$22,147
7/24	$19,744	$22,504
8/24	$20,031	$23,076
9/24	$20,287	$23,612
10/24	$19,925	$23,082
11/24	$20,712	$23,945
12/24	$19,985	$23,379
1/25	$20,471	$24,163
2/25	$20,195	$24,018
3/25	$19,433	$23,069
4/25	$19,544	$23,284
5/25	$20,593	$24,622
6/25	$21,365	$25,728
7/25	$21,531	$26,077
8/25	$21,940	$26,721
9/25	$22,713	$27,689
10/25	$23,265	$28,309
11/25	$23,298	$28,305
12/25	$23,597	$28,601
1/26	$24,351	$29,449
2/26	$24,598	$29,827
3/26	$22,921	$27,685
4/26	$25,144	$30,502
5/26	$26,132	$32,075
6/26	$26,236	$31,818
7/26	$25,820	$31,842
8/26	$26,484	$32,693

Average Annual Total Returns (%)Footnote Reference1

Table Summary
Fund	1 Year	5 Years	10 Years
Class A	20.71%	8.61%	10.82%
Class A with 5.25% Maximum Sales Charge	14.38%	7.45%	10.22%
MSCI ACWI Index (net of foreign withholding taxes)	22.35%	10.88%	12.57%
Footnote	Description
Footnote[1]	Performance prior to August 18, 2025 reflects the Fund’s performance under its former principal investment strategies and is that of the Fund’s former investment sub-adviser.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$605,561,232
# of Portfolio Holdings	250
Portfolio Turnover Rate	190%
Total Advisory Fees Paid	$3,824,222

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology 26.6%
Financials 15.8%
Industrials 11.6%
Exchange-Traded Funds 11.2%
Health Care 7.7%
Consumer Discretionary 6.7%
Utilities 5.5%
Communication Services 5.3%
Short-Term Investments 3.7%
Energy 1.8%
Consumer Staples 1.6%
Materials 1.5%
Real Estate 1.0%

Table Summary
Value	Value
Real Estate	1.0%
Materials	1.5%
Consumer Staples	1.6%
Energy	1.8%
Short-Term Investments	3.7%
Communication Services	5.3%
Utilities	5.5%
Consumer Discretionary	6.7%
Health Care	7.7%
Exchange-Traded Funds	11.2%
Industrials	11.6%
Financials	15.8%
Information Technology	26.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
iShares Core MSCI Emerging Markets ETF	4.8%
NVIDIA Corp.	4.8%
Microsoft Corp.	3.7%
Apple, Inc.	3.5%
Amazon.com, Inc.	2.5%
Alphabet, Inc., Class A	2.3%
Broadcom, Inc.	1.8%
iShares MSCI Brazil ETF	1.8%
iShares MSCI Taiwan ETF	1.6%
Micron Technology, Inc.	1.3%
Total	28.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2027 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio decreased from the prior fiscal year primarily because the reduction in the investment adviser and administration fee and the agreement to reimburse the Fund’s expenses, both effective August 18, 2025, were in effect throughout the current fiscal year.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2026

ERBAX-TSR-AR

Eaton Vance Equity Strategy Fund

Class C ERBCX

Annual Shareholder Report August 31, 2026

This annual shareholder report contains important information about the Eaton Vance Equity Strategy Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$203	1.85%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI ACWI Index (the Index):

↓ Security selection in the global equities basket detracted from returns during the period

↓ Exposure to Brazil and India equity markets also detracted from performance

↓ Exposure to China equity markets modestly detracted from performance

↑ Exposure to core emerging markets contributed to returns

↑ Exposure to Taiwan and South Korea equities also contributed to returns

↑ Exposure to S&P 500 stocks basket also added to returns during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class C	MSCI ACWI Index
8/16	$10,000	$10,000
9/16	$10,055	$10,061
10/16	$9,890	$9,891
11/16	$10,192	$9,966
12/16	$10,394	$10,181
1/17	$10,626	$10,459
2/17	$10,886	$10,753
3/17	$10,977	$10,884
4/17	$11,089	$11,054
5/17	$11,180	$11,298
6/17	$11,251	$11,349
7/17	$11,601	$11,667
8/17	$11,580	$11,711
9/17	$11,826	$11,938
10/17	$12,128	$12,185
11/17	$12,296	$12,421
12/17	$12,455	$12,622
1/18	$13,241	$13,334
2/18	$12,675	$12,774
3/18	$12,403	$12,500
4/18	$12,271	$12,620
5/18	$12,536	$12,635
6/18	$12,352	$12,567
7/18	$12,705	$12,946
8/18	$12,756	$13,048
9/18	$12,764	$13,104
10/18	$11,653	$12,122
11/18	$11,925	$12,300
12/18	$10,884	$11,433
1/19	$11,609	$12,336
2/19	$11,955	$12,666
3/19	$12,202	$12,825
4/19	$12,495	$13,258
5/19	$11,809	$12,472
6/19	$12,480	$13,289
7/19	$12,495	$13,327
8/19	$12,495	$13,011
9/19	$12,595	$13,285
10/19	$12,850	$13,649
11/19	$13,135	$13,982
12/19	$13,546	$14,474
1/20	$13,520	$14,314
2/20	$12,619	$13,158
3/20	$11,391	$11,382
4/20	$12,335	$12,601
5/20	$12,877	$13,149
6/20	$13,095	$13,569
7/20	$13,838	$14,287
8/20	$14,614	$15,161
9/20	$14,113	$14,672
10/20	$13,763	$14,316
11/20	$15,065	$16,080
12/20	$15,614	$16,827
1/21	$15,452	$16,751
2/21	$16,040	$17,139
3/21	$16,611	$17,596
4/21	$17,250	$18,366
5/21	$17,608	$18,651
6/21	$17,600	$18,897
7/21	$17,472	$19,027
8/21	$17,813	$19,504
9/21	$17,071	$18,698
10/21	$17,847	$19,652
11/21	$17,395	$19,179
12/21	$18,167	$19,946
1/22	$17,613	$18,967
2/22	$17,172	$18,477
3/22	$17,393	$18,877
4/22	$16,158	$17,366
5/22	$16,254	$17,386
6/22	$15,135	$15,921
7/22	$15,919	$17,033
8/22	$15,288	$16,406
9/22	$13,843	$14,835
10/22	$14,609	$15,730
11/22	$15,862	$16,950
12/22	$15,335	$16,283
1/23	$16,090	$17,451
2/23	$15,556	$16,950
3/23	$16,220	$17,473
4/23	$16,542	$17,724
5/23	$16,110	$17,534
6/23	$16,784	$18,552
7/23	$17,317	$19,232
8/23	$16,754	$18,694
9/23	$15,949	$17,921
10/23	$15,566	$17,382
11/23	$16,703	$18,987
12/23	$17,400	$19,899
1/24	$17,248	$20,015
2/24	$17,975	$20,874
3/24	$18,539	$21,530
4/24	$18,073	$20,819
5/24	$18,854	$21,665
6/24	$19,158	$22,147
7/24	$19,635	$22,504
8/24	$19,906	$23,076
9/24	$20,145	$23,612
10/24	$19,776	$23,082
11/24	$20,546	$23,945
12/24	$19,815	$23,379
1/25	$20,285	$24,163
2/25	$19,994	$24,018
3/25	$19,232	$23,069
4/25	$19,322	$23,284
5/25	$20,353	$24,622
6/25	$21,103	$25,728
7/25	$21,249	$26,077
8/25	$21,641	$26,721
9/25	$22,391	$27,689
10/25	$22,929	$28,309
11/25	$22,940	$28,305
12/25	$23,221	$28,601
1/26	$23,944	$29,449
2/26	$24,167	$29,827
3/26	$22,512	$27,685
4/26	$24,679	$30,502
5/26	$25,625	$32,075
6/26	$25,717	$31,818
7/26	$25,297	$31,842
8/26	$26,317	$32,693

Average Annual Total Returns (%)Footnote Reference1

Table Summary
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	19.81%	7.79%	10.15%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	18.81%	7.79%	10.15%
MSCI ACWI Index (net of foreign withholding taxes)	22.35%	10.88%	12.57%
Footnote	Description
Footnote[1]	Performance prior to August 18, 2025 reflects the Fund’s performance under its former principal investment strategies and is that of the Fund’s former investment sub-adviser.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$605,561,232
# of Portfolio Holdings	250
Portfolio Turnover Rate	190%
Total Advisory Fees Paid	$3,824,222

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Real Estate	1.0%
Materials	1.5%
Consumer Staples	1.6%
Energy	1.8%
Short-Term Investments	3.7%
Communication Services	5.3%
Utilities	5.5%
Consumer Discretionary	6.7%
Health Care	7.7%
Exchange-Traded Funds	11.2%
Industrials	11.6%
Financials	15.8%
Information Technology	26.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
iShares Core MSCI Emerging Markets ETF	4.8%
NVIDIA Corp.	4.8%
Microsoft Corp.	3.7%
Apple, Inc.	3.5%
Amazon.com, Inc.	2.5%
Alphabet, Inc., Class A	2.3%
Broadcom, Inc.	1.8%
iShares MSCI Brazil ETF	1.8%
iShares MSCI Taiwan ETF	1.6%
Micron Technology, Inc.	1.3%
Total	28.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2027 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio decreased from the prior fiscal year primarily because the reduction in the investment adviser and administration fee and the agreement to reimburse the Fund’s expenses, both effective August 18, 2025, were in effect throughout the current fiscal year.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2026

ERBCX-TSR-AR

Eaton Vance Equity Strategy Fund

Class I ERBIX

Annual Shareholder Report August 31, 2026

This annual shareholder report contains important information about the Eaton Vance Equity Strategy Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$94	0.85%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI ACWI Index (the Index):

↓ Security selection in the global equities basket detracted from returns during the period

↓ Exposure to Brazil and India equity markets also detracted from performance

↓ Exposure to China equity markets modestly detracted from performance

↑ Exposure to core emerging markets contributed to returns

↑ Exposure to Taiwan and South Korea equities also contributed to returns

↑ Exposure to S&P 500 stocks basket also added to returns during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

Table Summary
	Class I	MSCI ACWI Index
8/16	$1,000,000	$1,000,000
9/16	$1,006,065	$1,006,129
10/16	$990,566	$989,052
11/16	$1,021,563	$996,568
12/16	$1,043,527	$1,018,096
1/17	$1,066,561	$1,045,934
2/17	$1,093,784	$1,075,274
3/17	$1,103,556	$1,088,428
4/17	$1,116,120	$1,105,391
5/17	$1,126,590	$1,129,801
6/17	$1,134,269	$1,134,939
7/17	$1,170,565	$1,166,656
8/17	$1,169,867	$1,171,126
9/17	$1,195,694	$1,193,752
10/17	$1,227,104	$1,218,541
11/17	$1,245,252	$1,242,130
12/17	$1,261,858	$1,262,155
1/18	$1,343,078	$1,333,361
2/18	$1,286,962	$1,277,362
3/18	$1,259,643	$1,250,018
4/18	$1,247,829	$1,261,955
5/18	$1,275,887	$1,263,531
6/18	$1,258,166	$1,256,688
7/18	$1,295,084	$1,294,586
8/18	$1,301,730	$1,304,757
9/18	$1,303,206	$1,310,435
10/18	$1,190,975	$1,212,233
11/18	$1,219,772	$1,229,962
12/18	$1,114,141	$1,143,330
1/19	$1,189,715	$1,233,607
2/19	$1,226,334	$1,266,603
3/19	$1,252,045	$1,282,532
4/19	$1,283,210	$1,325,837
5/19	$1,213,868	$1,247,190
6/19	$1,283,989	$1,328,855
7/19	$1,286,326	$1,332,749
8/19	$1,287,884	$1,301,133
9/19	$1,298,792	$1,328,511
10/19	$1,326,061	$1,364,871
11/19	$1,357,226	$1,398,189
12/19	$1,400,109	$1,447,427
1/20	$1,399,257	$1,431,439
2/20	$1,307,223	$1,315,822
3/20	$1,180,250	$1,138,181
4/20	$1,279,953	$1,260,109
5/20	$1,337,049	$1,314,912
6/20	$1,360,909	$1,356,927
7/20	$1,438,456	$1,428,691
8/20	$1,521,116	$1,516,134
9/20	$1,469,986	$1,467,249
10/20	$1,435,048	$1,431,582
11/20	$1,572,246	$1,608,043
12/20	$1,630,816	$1,682,704
1/21	$1,615,068	$1,675,051
2/21	$1,678,061	$1,713,851
3/21	$1,739,304	$1,759,627
4/21	$1,807,546	$1,836,562
5/21	$1,846,917	$1,865,143
6/21	$1,847,792	$1,889,724
7/21	$1,834,668	$1,902,743
8/21	$1,872,289	$1,950,367
9/21	$1,796,172	$1,869,798
10/21	$1,879,288	$1,965,239
11/21	$1,832,918	$1,917,915
12/21	$1,916,047	$1,994,633
1/22	$1,859,576	$1,896,671
2/22	$1,814,003	$1,847,686
3/22	$1,839,761	$1,887,705
4/22	$1,709,978	$1,736,609
5/22	$1,721,866	$1,738,642
6/22	$1,603,971	$1,592,081
7/22	$1,689,172	$1,703,260
8/22	$1,623,785	$1,640,554
9/22	$1,471,215	$1,483,505
10/22	$1,554,435	$1,573,030
11/22	$1,688,182	$1,695,040
12/22	$1,633,368	$1,628,338
1/23	$1,715,246	$1,745,053
2/23	$1,659,611	$1,695,039
3/23	$1,732,041	$1,747,302
4/23	$1,767,732	$1,772,415
5/23	$1,723,644	$1,753,431
6/23	$1,797,124	$1,855,237
7/23	$1,855,909	$1,923,154
8/23	$1,797,124	$1,869,413
9/23	$1,712,097	$1,792,112
10/23	$1,672,207	$1,738,228
11/23	$1,796,075	$1,898,660
12/23	$1,872,026	$1,989,860
1/24	$1,857,178	$2,001,525
2/24	$1,937,130	$2,087,417
3/24	$1,999,950	$2,152,955
4/24	$1,950,836	$2,081,923
5/24	$2,037,641	$2,166,477
6/24	$2,071,907	$2,214,729
7/24	$2,125,589	$2,250,447
8/24	$2,156,428	$2,307,601
9/24	$2,183,840	$2,361,209
10/24	$2,145,006	$2,308,207
11/24	$2,230,669	$2,394,543
12/24	$2,153,543	$2,337,860
1/25	$2,207,055	$2,416,333
2/25	$2,176,137	$2,401,776
3/25	$2,095,275	$2,306,894
4/25	$2,107,166	$2,328,410
5/25	$2,221,324	$2,462,244
6/25	$2,304,564	$2,572,802
7/25	$2,323,591	$2,607,694
8/25	$2,367,589	$2,672,080
9/25	$2,450,829	$2,768,921
10/25	$2,512,665	$2,830,851
11/25	$2,516,232	$2,830,536
12/25	$2,548,882	$2,860,077
1/26	$2,631,693	$2,944,863
2/26	$2,656,957	$2,982,721
3/26	$2,477,300	$2,768,510
4/26	$2,717,311	$3,050,166
5/26	$2,825,385	$3,207,544
6/26	$2,838,018	$3,181,815
7/26	$2,793,103	$3,184,249
8/26	$2,864,685	$3,269,271

Average Annual Total Returns (%)Footnote Reference1

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	21.00%	8.87%	11.09%
MSCI ACWI Index (net of foreign withholding taxes)	22.35%	10.88%	12.57%
Footnote	Description
Footnote[1]	Performance prior to August 18, 2025 reflects the Fund’s performance under its former principal investment strategies and is that of the Fund’s former investment sub-adviser.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$605,561,232
# of Portfolio Holdings	250
Portfolio Turnover Rate	190%
Total Advisory Fees Paid	$3,824,222

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Real Estate	1.0%
Materials	1.5%
Consumer Staples	1.6%
Energy	1.8%
Short-Term Investments	3.7%
Communication Services	5.3%
Utilities	5.5%
Consumer Discretionary	6.7%
Health Care	7.7%
Exchange-Traded Funds	11.2%
Industrials	11.6%
Financials	15.8%
Information Technology	26.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
iShares Core MSCI Emerging Markets ETF	4.8%
NVIDIA Corp.	4.8%
Microsoft Corp.	3.7%
Apple, Inc.	3.5%
Amazon.com, Inc.	2.5%
Alphabet, Inc., Class A	2.3%
Broadcom, Inc.	1.8%
iShares MSCI Brazil ETF	1.8%
iShares MSCI Taiwan ETF	1.6%
Micron Technology, Inc.	1.3%
Total	28.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2027 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio decreased from the prior fiscal year primarily because the reduction in the investment adviser and administration fee and the agreement to reimburse the Fund’s expenses, both effective August 18, 2025, were in effect throughout the current fiscal year.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2026

ERBIX-TSR-AR

Eaton Vance China Equity Fund

Class A EVCGX

Annual Shareholder Report August 31, 2026

This annual shareholder report contains important information about the Eaton Vance China Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$146	1.50%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI China Index (the Index):

↑ An overweight position in global semiconductor equipment maker NAURA Technology helped as the stock gained from ongoing semiconductor production localization

↑ An overweight position in China Construction Bank helped as net interest margin stabilized and state-owned enterprise bank re-rating strengthened capital base

↑ An out-of-index position in Shanghai Xizhi Technology helped as shares rallied from the initial public offering price on the AI optical-interconnect theme. The position was sold by the end of the period

↑ On a sector basis, stock selection in information technology and health care helped performance

↓ Overweight positions in Alibaba and Tencent Holdings detracted as stocks fell sharply amid a broad selloff in Chinese internet and communication services names

↓ No holdings in Bank of China Ltd. detracted as the stock rose amid demand for high-dividend-yielding financials as investors sought portfolio diversification

↓ On a sector basis, stock selection in consumer discretionary, an underweight to materials and an overweight to communication services hurt returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class A with Maximum Sales Charge	MSCI China Index
8/16	$10,000	$10,000
9/16	$9,768	$10,253
10/16	$9,498	$10,054
11/16	$9,336	$9,934
12/16	$8,897	$9,527
1/17	$9,394	$10,174
2/17	$9,676	$10,534
3/17	$10,013	$10,759
4/17	$10,347	$11,046
5/17	$10,774	$11,629
6/17	$11,032	$11,896
7/17	$11,595	$12,953
8/17	$11,956	$13,500
9/17	$11,980	$13,640
10/17	$12,468	$14,182
11/17	$12,848	$14,403
12/17	$13,290	$14,679
1/18	$14,359	$16,512
2/18	$13,709	$15,454
3/18	$13,583	$14,946
4/18	$13,348	$14,942
5/18	$13,746	$15,217
6/18	$13,447	$14,422
7/18	$13,264	$14,063
8/18	$12,876	$13,529
9/18	$12,787	$13,340
10/18	$11,492	$11,810
11/18	$12,147	$12,675
12/18	$11,965	$11,908
1/19	$12,811	$13,225
2/19	$13,340	$13,681
3/19	$13,915	$14,015
4/19	$14,001	$14,327
5/19	$13,012	$12,452
6/19	$13,794	$13,452
7/19	$13,599	$13,379
8/19	$13,346	$12,819
9/19	$13,317	$12,816
10/19	$13,984	$13,333
11/19	$13,875	$13,571
12/19	$14,746	$14,701
1/20	$14,092	$13,995
2/20	$14,145	$14,131
3/20	$12,844	$13,200
4/20	$13,801	$14,033
5/20	$13,670	$13,964
6/20	$14,555	$15,218
7/20	$15,530	$16,655
8/20	$16,207	$17,600
9/20	$15,761	$17,119
10/20	$16,148	$18,025
11/20	$17,205	$18,525
12/20	$18,452	$19,037
1/21	$19,355	$20,439
2/21	$19,440	$20,227
3/21	$19,113	$18,956
4/21	$19,388	$19,219
5/21	$19,807	$19,367
6/21	$19,074	$19,386
7/21	$17,706	$16,702
8/21	$17,582	$16,703
9/21	$16,986	$15,864
10/21	$17,176	$16,365
11/21	$16,672	$15,387
12/21	$16,673	$14,903
1/22	$16,246	$14,463
2/22	$15,427	$13,899
3/22	$13,541	$12,788
4/22	$13,052	$12,265
5/22	$13,334	$12,410
6/22	$14,071	$13,224
7/22	$13,045	$11,968
8/22	$12,997	$11,995
9/22	$11,317	$10,249
10/22	$9,273	$8,526
11/22	$12,412	$11,059
12/22	$12,889	$11,634
1/23	$14,371	$13,005
2/23	$13,101	$11,656
3/23	$13,079	$12,182
4/23	$12,422	$11,554
5/23	$11,043	$10,580
6/23	$11,400	$10,999
7/23	$12,458	$12,183
8/23	$11,532	$11,092
9/23	$10,991	$10,786
10/23	$10,714	$10,327
11/23	$11,094	$10,587
12/23	$10,656	$10,332
1/24	$9,183	$9,235
2/24	$9,705	$10,010
3/24	$9,801	$10,105
4/24	$10,387	$10,771
5/24	$10,775	$11,030
6/24	$10,609	$10,821
7/24	$10,125	$10,678
8/24	$10,054	$10,785
9/24	$11,987	$13,363
10/24	$11,559	$12,573
11/24	$11,132	$12,015
12/24	$11,646	$12,338
1/25	$11,832	$12,452
2/25	$12,812	$13,916
3/25	$13,339	$14,192
4/25	$12,691	$13,586
5/25	$13,088	$13,958
6/25	$13,549	$14,476
7/25	$13,946	$15,172
8/25	$14,699	$15,921
9/25	$15,825	$17,473
10/25	$15,274	$16,807
11/25	$14,959	$16,387
12/25	$14,681	$16,184
1/26	$15,117	$16,944
2/26	$14,385	$15,967
3/26	$13,488	$14,738
4/26	$14,237	$15,273
5/26	$13,710	$14,810
6/26	$13,266	$13,761
7/26	$14,031	$14,999
8/26	$13,932	$14,948

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class A	(5.22)%	(4.54)%	3.93%
Class A with 5.25% Maximum Sales Charge	(10.21)%	(5.57)%	3.37%
MSCI China Index (net of foreign withholding taxes)	(6.11)%	(2.19)%	4.10%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$33,702,059
# of Portfolio Holdings	63
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$101,348

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Financials
22.7%
Consumer Discretionary
18.2%
Communication Services
17.7%
Information Technology
14.7%
Industrials
7.9%
Materials
5.3%
Health Care
5.0%
Energy
4.0%
Consumer Staples
2.1%
Real Estate
1.3%
Utilities
1.1%
Short-Term Investments
0.0%*

Table Summary
Value	Value
Short-Term Investments	0.0%Footnote Reference*
Utilities	1.1%
Real Estate	1.3%
Consumer Staples	2.1%
Energy	4.0%
Health Care	5.0%
Materials	5.3%
Industrials	7.9%
Information Technology	14.7%
Communication Services	17.7%
Consumer Discretionary	18.2%
Financials	22.7%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Tencent Holdings Ltd.	17.7%
Alibaba Group Holding Ltd.	11.2%
China Construction Bank Corp., Class H	10.0%
NAURA Technology Group Co. Ltd., Class A	4.6%
Industrial & Commercial Bank of China Ltd., Class H	3.7%
Zijin Mining Group Co. Ltd., Class H	3.6%
Wuxi Biologics Cayman, Inc.	3.3%
Ping An Insurance Group Co. of China Ltd., Class H	3.0%
Contemporary Amperex Technology Co. Ltd., Class A	2.7%
China Shenhua Energy Co. Ltd., Class H	2.1%
Total	61.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2026

EVCGX-TSR-AR

Eaton Vance China Equity Fund

Class C ECCGX

Annual Shareholder Report August 31, 2026

This annual shareholder report contains important information about the Eaton Vance China Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$218	2.25%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI China Index (the Index):

↑ An overweight position in global semiconductor equipment maker NAURA Technology helped as the stock gained from ongoing semiconductor production localization

↑ An overweight position in China Construction Bank helped as net interest margin stabilized and state-owned enterprise bank re-rating strengthened capital base

↑ An out-of-index position in Shanghai Xizhi Technology helped as shares rallied from the initial public offering price on the AI optical-interconnect theme. The position was sold by the end of the period

↑ On a sector basis, stock selection in information technology and health care helped performance

↓ Overweight positions in Alibaba and Tencent Holdings detracted as stocks fell sharply amid a broad selloff in Chinese internet and communication services names

↓ No holdings in Bank of China Ltd. detracted as the stock rose amid demand for high-dividend-yielding financials as investors sought portfolio diversification

↓ On a sector basis, stock selection in consumer discretionary, an underweight to materials and an overweight to communication services hurt returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class C	MSCI China Index
8/16	$10,000	$10,000
9/16	$10,304	$10,253
10/16	$10,010	$10,054
11/16	$9,830	$9,934
12/16	$9,364	$9,527
1/17	$9,884	$10,174
2/17	$10,175	$10,534
3/17	$10,523	$10,759
4/17	$10,865	$11,046
5/17	$11,307	$11,629
6/17	$11,572	$11,896
7/17	$12,154	$12,953
8/17	$12,527	$13,500
9/17	$12,543	$13,640
10/17	$13,047	$14,182
11/17	$13,436	$14,403
12/17	$13,889	$14,679
1/18	$14,997	$16,512
2/18	$14,312	$15,454
3/18	$14,173	$14,946
4/18	$13,923	$14,942
5/18	$14,330	$15,217
6/18	$14,005	$14,422
7/18	$13,807	$14,063
8/18	$13,396	$13,529
9/18	$13,297	$13,340
10/18	$11,939	$11,810
11/18	$12,612	$12,675
12/18	$12,422	$11,908
1/19	$13,287	$13,225
2/19	$13,827	$13,681
3/19	$14,418	$14,015
4/19	$14,501	$14,327
5/19	$13,471	$12,452
6/19	$14,266	$13,452
7/19	$14,056	$13,379
8/19	$13,789	$12,819
9/19	$13,751	$12,816
10/19	$14,431	$13,333
11/19	$14,310	$13,571
12/19	$15,198	$14,701
1/20	$14,516	$13,995
2/20	$14,569	$14,131
3/20	$13,217	$13,200
4/20	$14,195	$14,033
5/20	$14,050	$13,964
6/20	$14,949	$15,218
7/20	$15,939	$16,655
8/20	$16,628	$17,600
9/20	$16,162	$17,119
10/20	$16,543	$18,025
11/20	$17,625	$18,525
12/20	$18,885	$19,037
1/21	$19,805	$20,439
2/21	$19,877	$20,227
3/21	$19,532	$18,956
4/21	$19,798	$19,219
5/21	$20,215	$19,367
6/21	$19,453	$19,386
7/21	$18,052	$16,702
8/21	$17,915	$16,703
9/21	$17,297	$15,864
10/21	$17,477	$16,365
11/21	$16,952	$15,387
12/21	$16,946	$14,903
1/22	$16,505	$14,463
2/22	$15,663	$13,899
3/22	$13,734	$12,788
4/22	$13,233	$12,265
5/22	$13,514	$12,410
6/22	$14,251	$13,224
7/22	$13,203	$11,968
8/22	$13,150	$11,995
9/22	$11,441	$10,249
10/22	$9,369	$8,526
11/22	$12,535	$11,059
12/22	$13,007	$11,634
1/23	$14,489	$13,005
2/23	$13,202	$11,656
3/23	$13,169	$12,182
4/23	$12,505	$11,554
5/23	$11,105	$10,580
6/23	$11,461	$10,999
7/23	$12,514	$12,183
8/23	$11,575	$11,092
9/23	$11,032	$10,786
10/23	$10,741	$10,327
11/23	$11,113	$10,587
12/23	$10,662	$10,332
1/24	$9,193	$9,235
2/24	$9,706	$10,010
3/24	$9,795	$10,105
4/24	$10,379	$10,771
5/24	$10,750	$11,030
6/24	$10,582	$10,821
7/24	$10,096	$10,678
8/24	$10,016	$10,785
9/24	$11,936	$13,363
10/24	$11,503	$12,573
11/24	$11,069	$12,015
12/24	$11,572	$12,338
1/25	$11,752	$12,452
2/25	$12,721	$13,916
3/25	$13,232	$14,192
4/25	$12,577	$13,586
5/25	$12,963	$13,958
6/25	$13,412	$14,476
7/25	$13,797	$15,172
8/25	$14,533	$15,921
9/25	$15,645	$17,473
10/25	$15,080	$16,807
11/25	$14,766	$16,387
12/25	$14,481	$16,184
1/26	$14,899	$16,944
2/26	$14,164	$15,967
3/26	$13,275	$14,738
4/26	$14,010	$15,273
5/26	$13,483	$14,810
6/26	$13,039	$13,761
7/26	$13,774	$14,999
8/26	$13,674	$14,948

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	(5.91)%	(5.26)%	3.18%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	(6.84)%	(5.26)%	3.18%
MSCI China Index (net of foreign withholding taxes)	(6.11)%	(2.19)%	4.10%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$33,702,059
# of Portfolio Holdings	63
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$101,348

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.0%Footnote Reference*
Utilities	1.1%
Real Estate	1.3%
Consumer Staples	2.1%
Energy	4.0%
Health Care	5.0%
Materials	5.3%
Industrials	7.9%
Information Technology	14.7%
Communication Services	17.7%
Consumer Discretionary	18.2%
Financials	22.7%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Tencent Holdings Ltd.	17.7%
Alibaba Group Holding Ltd.	11.2%
China Construction Bank Corp., Class H	10.0%
NAURA Technology Group Co. Ltd., Class A	4.6%
Industrial & Commercial Bank of China Ltd., Class H	3.7%
Zijin Mining Group Co. Ltd., Class H	3.6%
Wuxi Biologics Cayman, Inc.	3.3%
Ping An Insurance Group Co. of China Ltd., Class H	3.0%
Contemporary Amperex Technology Co. Ltd., Class A	2.7%
China Shenhua Energy Co. Ltd., Class H	2.1%
Total	61.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2026

ECCGX-TSR-AR

Eaton Vance China Equity Fund

Class I EICGX

Annual Shareholder Report August 31, 2026

This annual shareholder report contains important information about the Eaton Vance China Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$122	1.25%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI China Index (the Index):

↑ An overweight position in global semiconductor equipment maker NAURA Technology helped as the stock gained from ongoing semiconductor production localization

↑ An overweight position in China Construction Bank helped as net interest margin stabilized and state-owned enterprise bank re-rating strengthened capital base

↑ An out-of-index position in Shanghai Xizhi Technology helped as shares rallied from the initial public offering price on the AI optical-interconnect theme. The position was sold by the end of the period

↑ On a sector basis, stock selection in information technology and health care helped performance

↓ Overweight positions in Alibaba and Tencent Holdings detracted as stocks fell sharply amid a broad selloff in Chinese internet and communication services names

↓ No holdings in Bank of China Ltd. detracted as the stock rose amid demand for high-dividend-yielding financials as investors sought portfolio diversification

↓ On a sector basis, stock selection in consumer discretionary, an underweight to materials and an overweight to communication services hurt returns

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

Table Summary
	Class I	MSCI China Index
8/16	$1,000,000	$1,000,000
9/16	$1,030,717	$1,025,273
10/16	$1,002,438	$1,005,418
11/16	$985,373	$993,384
12/16	$939,247	$952,740
1/17	$992,440	$1,017,407
2/17	$1,022,484	$1,053,408
3/17	$1,058,438	$1,075,898
4/17	$1,093,407	$1,104,590
5/17	$1,139,212	$1,162,868
6/17	$1,166,794	$1,189,635
7/17	$1,226,882	$1,295,339
8/17	$1,264,806	$1,349,963
9/17	$1,268,254	$1,363,990
10/17	$1,319,969	$1,418,200
11/17	$1,360,356	$1,440,307
12/17	$1,407,534	$1,467,879
1/18	$1,521,107	$1,651,189
2/18	$1,452,743	$1,545,446
3/18	$1,440,063	$1,494,579
4/18	$1,415,253	$1,494,225
5/18	$1,457,705	$1,521,668
6/18	$1,426,279	$1,442,237
7/18	$1,407,534	$1,406,264
8/18	$1,366,736	$1,352,880
9/18	$1,357,364	$1,333,953
10/18	$1,220,084	$1,180,958
11/18	$1,290,102	$1,267,519
12/18	$1,271,429	$1,190,805
1/19	$1,361,206	$1,322,495
2/19	$1,417,619	$1,368,147
3/19	$1,479,492	$1,401,473
4/19	$1,488,591	$1,432,692
5/19	$1,384,256	$1,245,195
6/19	$1,467,360	$1,345,194
7/19	$1,446,736	$1,337,904
8/19	$1,420,652	$1,281,904
9/19	$1,417,619	$1,281,578
10/19	$1,489,198	$1,333,312
11/19	$1,477,672	$1,357,086
12/19	$1,570,873	$1,470,134
1/20	$1,501,783	$1,399,521
2/20	$1,508,064	$1,413,130
3/20	$1,369,254	$1,319,951
4/20	$1,471,634	$1,403,296
5/20	$1,458,444	$1,396,369
6/20	$1,553,287	$1,521,788
7/20	$1,657,551	$1,665,506
8/20	$1,730,410	$1,760,031
9/20	$1,683,303	$1,711,938
10/20	$1,724,757	$1,802,486
11/20	$1,838,443	$1,852,470
12/20	$1,972,259	$1,903,735
1/21	$2,069,278	$2,043,908
2/21	$2,078,980	$2,022,744
3/21	$2,044,330	$1,895,620
4/21	$2,074,129	$1,921,928
5/21	$2,119,173	$1,936,712
6/21	$2,041,558	$1,938,608
7/21	$1,896,030	$1,670,242
8/21	$1,882,863	$1,670,309
9/21	$1,819,107	$1,586,413
10/21	$1,839,897	$1,636,472
11/21	$1,786,537	$1,538,745
12/21	$1,786,615	$1,490,256
1/22	$1,741,439	$1,446,293
2/22	$1,654,003	$1,389,890
3/22	$1,452,171	$1,278,753
4/22	$1,399,709	$1,226,532
5/22	$1,430,312	$1,240,988
6/22	$1,509,733	$1,322,394
7/22	$1,399,709	$1,196,805
8/22	$1,395,337	$1,199,478
9/22	$1,215,364	$1,024,901
10/22	$996,045	$852,618
11/22	$1,333,403	$1,105,916
12/22	$1,385,367	$1,163,435
1/23	$1,544,356	$1,300,495
2/23	$1,408,521	$1,165,571
3/23	$1,406,205	$1,218,208
4/23	$1,335,972	$1,155,384
5/23	$1,187,788	$1,057,964
6/23	$1,226,378	$1,099,940
7/23	$1,340,603	$1,218,279
8/23	$1,241,813	$1,109,177
9/23	$1,183,929	$1,078,634
10/23	$1,154,601	$1,032,657
11/23	$1,195,506	$1,058,683
12/23	$1,147,615	$1,033,160
1/24	$989,786	$923,522
2/24	$1,046,034	$1,001,044
3/24	$1,056,948	$1,010,485
4/24	$1,119,911	$1,077,137
5/24	$1,161,887	$1,102,973
6/24	$1,144,257	$1,082,132
7/24	$1,093,047	$1,067,756
8/24	$1,085,491	$1,078,484
9/24	$1,293,690	$1,336,293
10/24	$1,248,357	$1,257,259
11/24	$1,202,183	$1,201,479
12/24	$1,258,133	$1,233,793
1/25	$1,278,772	$1,245,152
2/25	$1,384,548	$1,391,616
3/25	$1,441,306	$1,419,162
4/25	$1,371,649	$1,358,564
5/25	$1,414,647	$1,395,796
6/25	$1,465,385	$1,447,649
7/25	$1,508,383	$1,517,194
8/25	$1,590,940	$1,592,095
9/25	$1,713,056	$1,747,347
10/25	$1,652,858	$1,680,662
11/25	$1,620,179	$1,638,654
12/25	$1,590,020	$1,618,400
1/26	$1,637,274	$1,694,413
2/26	$1,557,642	$1,596,683
3/26	$1,461,383	$1,473,795
4/26	$1,543,641	$1,527,345
5/26	$1,485,886	$1,481,044
6/26	$1,438,631	$1,376,106
7/26	$1,521,764	$1,499,929
8/26	$1,511,263	$1,494,793

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	(5.01)%	(4.30)%	4.21%
MSCI China Index (net of foreign withholding taxes)	(6.11)%	(2.19)%	4.10%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$33,702,059
# of Portfolio Holdings	63
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$101,348

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.0%Footnote Reference*
Utilities	1.1%
Real Estate	1.3%
Consumer Staples	2.1%
Energy	4.0%
Health Care	5.0%
Materials	5.3%
Industrials	7.9%
Information Technology	14.7%
Communication Services	17.7%
Consumer Discretionary	18.2%
Financials	22.7%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Tencent Holdings Ltd.	17.7%
Alibaba Group Holding Ltd.	11.2%
China Construction Bank Corp., Class H	10.0%
NAURA Technology Group Co. Ltd., Class A	4.6%
Industrial & Commercial Bank of China Ltd., Class H	3.7%
Zijin Mining Group Co. Ltd., Class H	3.6%
Wuxi Biologics Cayman, Inc.	3.3%
Ping An Insurance Group Co. of China Ltd., Class H	3.0%
Contemporary Amperex Technology Co. Ltd., Class A	2.7%
China Shenhua Energy Co. Ltd., Class H	2.1%
Total	61.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2026

EICGX-TSR-AR

Eaton Vance Worldwide Health Sciences Fund

Class A ETHSX

Annual Shareholder Report August 31, 2026

This annual shareholder report contains important information about the Eaton Vance Worldwide Health Sciences Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$121	1.13%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Health Care Index (the Index):

↓ Overweight to Zoetis, Inc. detracted due to its lowered 2026 guidance on weaker US pet demand and competition in dermatology and parasiticide products. This was sold by period end

↓ Overweight to Boston Scientific Corp. detracted as its 2026 growth outlook was cut on weaker WATCHMAN demand and electrophysiology US market share losses. This was sold by period end

↓ Overweight to CSL Ltd. hurt due to weaker US flu vaccine demand, lower immunoglobulin and China albumin sales and a chief executive officer change. This was sold by period end

↓ On an industry basis, stock selection in biotechnology detracted the most, followed by health care equipment and supplies, and life science tools and services

↑ Overweight to Eli Lilly & Co. helped as strong Mounjaro and Zepbound GLP-1 drugs sales and US approval of obesity pill Foundayo supported shares

↑ Out-of-index allocation to Structure Therapeutics, Inc. added as shares rose on strong mid-stage trial results for its oral weight-loss drug. This was sold by period end

↑ Overweight to Bristol Myers Squibb Co. helped as growth from newer drugs in cardiomyopathy and blood cancers more than offset declines in older drugs

↑ Stock selection in pharmaceuticals and health care technology helped returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class A with Maximum Sales Charge	MSCI World Index	MSCI World Health Care Index	S&P 500® Index
8/16	$10,000	$10,000	$10,000	$10,000
9/16	$9,475	$10,053	$9,987	$10,002
10/16	$8,624	$9,859	$9,297	$9,819
11/16	$8,607	$10,000	$9,306	$10,183
12/16	$8,745	$10,240	$9,452	$10,384
1/17	$8,975	$10,487	$9,659	$10,581
2/17	$9,493	$10,778	$10,217	$11,001
3/17	$9,551	$10,892	$10,250	$11,014
4/17	$9,781	$11,054	$10,443	$11,127
5/17	$9,724	$11,288	$10,671	$11,284
6/17	$10,069	$11,331	$10,961	$11,354
7/17	$10,137	$11,602	$10,969	$11,588
8/17	$10,281	$11,619	$11,077	$11,623
9/17	$10,329	$11,879	$11,226	$11,863
10/17	$9,983	$12,104	$11,080	$12,140
11/17	$10,233	$12,366	$11,331	$12,512
12/17	$10,165	$12,533	$11,324	$12,651
1/18	$10,717	$13,195	$11,958	$13,376
2/18	$10,204	$12,648	$11,422	$12,883
3/18	$10,046	$12,373	$11,184	$12,555
4/18	$10,175	$12,515	$11,291	$12,604
5/18	$10,332	$12,593	$11,345	$12,907
6/18	$10,530	$12,587	$11,495	$12,987
7/18	$11,201	$12,980	$12,202	$13,470
8/18	$11,546	$13,141	$12,562	$13,909
9/18	$11,763	$13,214	$12,817	$13,988
10/18	$11,023	$12,244	$11,974	$13,032
11/18	$11,684	$12,383	$12,627	$13,297
12/18	$10,772	$11,441	$11,608	$12,097
1/19	$11,488	$12,332	$12,206	$13,066
2/19	$11,748	$12,703	$12,447	$13,486
3/19	$11,976	$12,869	$12,553	$13,748
4/19	$11,613	$13,326	$12,229	$14,304
5/19	$11,385	$12,557	$11,936	$13,395
6/19	$12,205	$13,384	$12,741	$14,339
7/19	$12,049	$13,451	$12,600	$14,546
8/19	$12,049	$13,175	$12,596	$14,315
9/19	$11,966	$13,456	$12,583	$14,583
10/19	$12,485	$13,798	$13,211	$14,899
11/19	$13,056	$14,182	$13,835	$15,440
12/19	$13,572	$14,607	$14,306	$15,906
1/20	$13,353	$14,518	$14,103	$15,899
2/20	$12,487	$13,291	$13,139	$14,591
3/20	$12,071	$11,532	$12,664	$12,788
4/20	$13,419	$12,792	$14,134	$14,428
5/20	$13,923	$13,410	$14,705	$15,115
6/20	$13,781	$13,765	$14,508	$15,416
7/20	$14,285	$14,423	$15,103	$16,285
8/20	$14,669	$15,387	$15,414	$17,455
9/20	$14,439	$14,856	$15,201	$16,792
10/20	$13,781	$14,400	$14,460	$16,346
11/20	$14,789	$16,242	$15,754	$18,135
12/20	$15,341	$16,930	$16,240	$18,832
1/21	$15,282	$16,762	$16,413	$18,642
2/21	$15,070	$17,192	$15,967	$19,156
3/21	$15,400	$17,764	$16,358	$19,995
4/21	$16,037	$18,590	$16,982	$21,062
5/21	$16,367	$18,858	$17,332	$21,209
6/21	$16,814	$19,139	$17,851	$21,704
7/21	$17,392	$19,482	$18,515	$22,220
8/21	$17,981	$19,967	$19,029	$22,895
9/21	$16,932	$19,138	$18,032	$21,831
10/21	$18,063	$20,222	$18,793	$23,360
11/21	$17,274	$19,779	$18,122	$23,198
12/21	$18,725	$20,624	$19,457	$24,238
1/22	$17,060	$19,533	$18,019	$22,984
2/22	$17,124	$19,039	$17,939	$22,295
3/22	$18,059	$19,561	$18,803	$23,123
4/22	$17,124	$17,936	$17,932	$21,107
5/22	$17,009	$17,950	$18,020	$21,146
6/22	$16,714	$16,395	$17,448	$19,400
7/22	$17,278	$17,697	$18,018	$21,189
8/22	$15,946	$16,957	$16,933	$20,325
9/22	$15,241	$15,380	$16,266	$18,453
10/22	$16,368	$16,485	$17,633	$19,947
11/22	$17,239	$17,631	$18,624	$21,062
12/22	$16,959	$16,882	$18,403	$19,848
1/23	$16,866	$18,077	$18,284	$21,095
2/23	$16,238	$17,642	$17,538	$20,581
3/23	$16,893	$18,188	$18,109	$21,336
4/23	$17,494	$18,506	$18,742	$21,669
5/23	$16,959	$18,322	$17,974	$21,763
6/23	$17,467	$19,430	$18,547	$23,201
7/23	$17,681	$20,082	$18,787	$23,947
8/23	$17,574	$19,603	$18,642	$23,566
9/23	$16,906	$18,757	$18,036	$22,442
10/23	$16,171	$18,213	$17,294	$21,970
11/23	$17,173	$19,920	$18,286	$23,977
12/23	$17,920	$20,898	$19,095	$25,066
1/24	$18,386	$21,149	$19,608	$25,487
2/24	$18,990	$22,046	$20,049	$26,848
3/24	$19,346	$22,754	$20,521	$27,712
4/24	$18,565	$21,909	$19,710	$26,580
5/24	$19,223	$22,887	$20,236	$27,898
6/24	$19,730	$23,353	$20,619	$28,899
7/24	$20,361	$23,765	$21,294	$29,251
8/24	$21,471	$24,393	$22,463	$29,960
9/24	$20,868	$24,839	$21,794	$30,600
10/24	$19,894	$24,347	$20,743	$30,323
11/24	$19,771	$25,464	$20,562	$32,102
12/24	$18,552	$24,800	$19,310	$31,337
1/25	$19,770	$25,675	$20,545	$32,210
2/25	$20,000	$25,491	$20,776	$31,790
3/25	$19,197	$24,356	$20,295	$29,998
4/25	$18,853	$24,572	$19,911	$29,795
5/25	$18,179	$26,027	$19,187	$31,670
6/25	$18,365	$27,150	$19,465	$33,281
7/25	$17,634	$27,499	$18,886	$34,028
8/25	$18,494	$28,217	$19,858	$34,718
9/25	$18,437	$29,124	$20,050	$35,985
10/25	$19,082	$29,707	$20,672	$36,827
11/25	$20,544	$29,791	$22,351	$36,918
12/25	$20,460	$30,032	$22,174	$36,940
1/26	$20,522	$30,704	$22,417	$37,476
2/26	$20,830	$30,929	$23,065	$37,191
3/26	$19,243	$28,959	$21,154	$35,339
4/26	$19,074	$31,736	$21,103	$39,047
5/26	$19,212	$33,181	$21,507	$41,102
6/26	$20,337	$32,943	$22,582	$40,711
7/26	$20,460	$33,112	$22,909	$40,685
8/26	$21,164	$33,965	$23,759	$41,793

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class A	14.46%	3.32%	8.37%
Class A with 5.25% Maximum Sales Charge	8.49%	2.20%	7.78%
MSCI World Index (net of foreign withholding taxes)	20.37%	11.20%	13.00%
MSCI World Health Care Index (net of foreign withholding taxes)	19.65%	4.54%	9.03%
S&P 500® Index	20.38%	12.78%	15.37%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$805,680,610
# of Portfolio Holdings	41
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$4,518,327

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Pharmaceuticals
45.4%
Biotechnology
21.5%
Health Care Equipment
11.6%
Life Sciences Tools & Services
8.6%
Managed Health Care
5.3%
Health Care Services
3.6%
Health Care Supplies
1.9%
Health Care Technology
1.4%
Short-Term Investments
0.7%

Table Summary
Value	Value
Short-Term Investments	0.7%
Health Care Technology	1.4%
Health Care Supplies	1.9%
Health Care Services	3.6%
Managed Health Care	5.3%
Life Sciences Tools & Services	8.6%
Health Care Equipment	11.6%
Biotechnology	21.5%
Pharmaceuticals	45.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Eli Lilly & Co.	12.0%
Johnson & Johnson	7.2%
AbbVie, Inc	7.2%
Merck & Co., Inc.	6.0%
Roche Holding AG	5.3%
UnitedHealth Group, Inc.	5.3%
AstraZeneca PLC	4.3%
Bristol-Myers Squibb Co.	4.3%
Vertex Pharmaceuticals, Inc.	3.7%
Abbott Laboratories	3.3%
Total	58.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2026

ETHSX-TSR-AR

Eaton Vance Worldwide Health Sciences Fund

Class C ECHSX

Annual Shareholder Report August 31, 2026

This annual shareholder report contains important information about the Eaton Vance Worldwide Health Sciences Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$201	1.88%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Health Care Index (the Index):

↓ Overweight to Zoetis, Inc. detracted due to its lowered 2026 guidance on weaker US pet demand and competition in dermatology and parasiticide products. This was sold by period end

↓ Overweight to Boston Scientific Corp. detracted as its 2026 growth outlook was cut on weaker WATCHMAN demand and electrophysiology US market share losses. This was sold by period end

↓ Overweight to CSL Ltd. hurt due to weaker US flu vaccine demand, lower immunoglobulin and China albumin sales and a chief executive officer change. This was sold by period end

↓ On an industry basis, stock selection in biotechnology detracted the most, followed by health care equipment and supplies, and life science tools and services

↑ Overweight to Eli Lilly & Co. helped as strong Mounjaro and Zepbound GLP-1 drugs sales and US approval of obesity pill Foundayo supported shares

↑ Out-of-index allocation to Structure Therapeutics, Inc. added as shares rose on strong mid-stage trial results for its oral weight-loss drug. This was sold by period end

↑ Overweight to Bristol Myers Squibb Co. helped as growth from newer drugs in cardiomyopathy and blood cancers more than offset declines in older drugs

↑ Stock selection in pharmaceuticals and health care technology helped returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class C	MSCI World Index	MSCI World Health Care Index	S&P 500® Index
8/16	$10,000	$10,000	$10,000	$10,000
9/16	$9,991	$10,053	$9,987	$10,002
10/16	$9,093	$9,859	$9,297	$9,819
11/16	$9,075	$10,000	$9,306	$10,183
12/16	$9,199	$10,240	$9,452	$10,384
1/17	$9,447	$10,487	$9,659	$10,581
2/17	$9,973	$10,778	$10,217	$11,001
3/17	$10,033	$10,892	$10,250	$11,014
4/17	$10,271	$11,054	$10,443	$11,127
5/17	$10,212	$11,288	$10,671	$11,284
6/17	$10,559	$11,331	$10,961	$11,354
7/17	$10,628	$11,602	$10,969	$11,588
8/17	$10,767	$11,619	$11,077	$11,623
9/17	$10,817	$11,879	$11,226	$11,863
10/17	$10,450	$12,104	$11,080	$12,140
11/17	$10,698	$12,366	$11,331	$12,512
12/17	$10,618	$12,533	$11,324	$12,651
1/18	$11,189	$13,195	$11,958	$13,376
2/18	$10,648	$12,648	$11,422	$12,883
3/18	$10,485	$12,373	$11,184	$12,555
4/18	$10,597	$12,515	$11,291	$12,604
5/18	$10,771	$12,593	$11,345	$12,907
6/18	$10,965	$12,587	$11,495	$12,987
7/18	$11,648	$12,980	$12,202	$13,470
8/18	$12,005	$13,141	$12,562	$13,909
9/18	$12,219	$13,214	$12,817	$13,988
10/18	$11,444	$12,244	$11,974	$13,032
11/18	$12,127	$12,383	$12,627	$13,297
12/18	$11,175	$11,441	$11,608	$12,097
1/19	$11,909	$12,332	$12,206	$13,066
2/19	$12,164	$12,703	$12,447	$13,486
3/19	$12,398	$12,869	$12,553	$13,748
4/19	$12,015	$13,326	$12,229	$14,304
5/19	$11,771	$12,557	$11,936	$13,395
6/19	$12,611	$13,384	$12,741	$14,339
7/19	$12,440	$13,451	$12,600	$14,546
8/19	$12,430	$13,175	$12,596	$14,315
9/19	$12,324	$13,456	$12,583	$14,583
10/19	$12,855	$13,798	$13,211	$14,899
11/19	$13,429	$14,182	$13,835	$15,440
12/19	$13,958	$14,607	$14,306	$15,906
1/20	$13,725	$14,518	$14,103	$15,899
2/20	$12,825	$13,291	$13,139	$14,591
3/20	$12,380	$11,532	$12,664	$12,788
4/20	$13,769	$12,792	$14,134	$14,428
5/20	$14,281	$13,410	$14,705	$15,115
6/20	$14,114	$13,765	$14,508	$15,416
7/20	$14,625	$14,423	$15,103	$16,285
8/20	$15,003	$15,387	$15,414	$17,455
9/20	$14,758	$14,856	$15,201	$16,792
10/20	$14,081	$14,400	$14,460	$16,346
11/20	$15,103	$16,242	$15,754	$18,135
12/20	$15,655	$16,930	$16,240	$18,832
1/21	$15,584	$16,762	$16,413	$18,642
2/21	$15,359	$17,192	$15,967	$19,156
3/21	$15,690	$17,764	$16,358	$19,995
4/21	$16,329	$18,590	$16,982	$21,062
5/21	$16,660	$18,858	$17,332	$21,209
6/21	$17,097	$19,139	$17,851	$21,704
7/21	$17,677	$19,482	$18,515	$22,220
8/21	$18,256	$19,967	$19,029	$22,895
9/21	$17,180	$19,138	$18,032	$21,831
10/21	$18,315	$20,222	$18,793	$23,360
11/21	$17,511	$19,779	$18,122	$23,198
12/21	$18,972	$20,624	$19,457	$24,238
1/22	$17,265	$19,533	$18,019	$22,984
2/22	$17,329	$19,039	$17,939	$22,295
3/22	$18,259	$19,561	$18,803	$23,123
4/22	$17,304	$17,936	$17,932	$21,107
5/22	$17,176	$17,950	$18,020	$21,146
6/22	$16,871	$16,395	$17,448	$19,400
7/22	$17,418	$17,697	$18,018	$21,189
8/22	$16,081	$16,957	$16,933	$20,325
9/22	$15,356	$15,380	$16,266	$18,453
10/22	$16,476	$16,485	$17,633	$19,947
11/22	$17,342	$17,631	$18,624	$21,062
12/22	$17,041	$16,882	$18,403	$19,848
1/23	$16,949	$18,077	$18,284	$21,095
2/23	$16,313	$17,642	$17,538	$20,581
3/23	$16,949	$18,188	$18,109	$21,336
4/23	$17,545	$18,506	$18,742	$21,669
5/23	$17,002	$18,322	$17,974	$21,763
6/23	$17,492	$19,430	$18,547	$23,201
7/23	$17,704	$20,082	$18,787	$23,947
8/23	$17,585	$19,603	$18,642	$23,566
9/23	$16,896	$18,757	$18,036	$22,442
10/23	$16,167	$18,213	$17,294	$21,970
11/23	$17,147	$19,920	$18,286	$23,977
12/23	$17,878	$20,898	$19,095	$25,066
1/24	$18,326	$21,149	$19,608	$25,487
2/24	$18,923	$22,046	$20,049	$26,848
3/24	$19,276	$22,754	$20,521	$27,712
4/24	$18,475	$21,909	$19,710	$26,580
5/24	$19,127	$22,887	$20,236	$27,898
6/24	$19,615	$23,353	$20,619	$28,899
7/24	$20,240	$23,765	$21,294	$29,251
8/24	$21,312	$24,393	$22,463	$29,960
9/24	$20,715	$24,839	$21,794	$30,600
10/24	$19,724	$24,347	$20,743	$30,323
11/24	$19,602	$25,464	$20,562	$32,102
12/24	$18,363	$24,800	$19,310	$31,337
1/25	$19,567	$25,675	$20,545	$32,210
2/25	$19,794	$25,491	$20,776	$31,790
3/25	$18,972	$24,356	$20,295	$29,998
4/25	$18,632	$24,572	$19,911	$29,795
5/25	$17,952	$26,027	$19,187	$31,670
6/25	$18,122	$27,150	$19,465	$33,281
7/25	$17,385	$27,499	$18,886	$34,028
8/25	$18,235	$28,217	$19,858	$34,718
9/25	$18,150	$29,124	$20,050	$35,985
10/25	$18,774	$29,707	$20,672	$36,827
11/25	$20,205	$29,791	$22,351	$36,918
12/25	$20,100	$30,032	$22,174	$36,940
1/26	$20,161	$30,704	$22,417	$37,476
2/26	$20,448	$30,929	$23,065	$37,191
3/26	$18,875	$28,959	$21,154	$35,339
4/26	$18,694	$31,736	$21,103	$39,047
5/26	$18,830	$33,181	$21,507	$41,102
6/26	$19,919	$32,943	$22,582	$40,711
7/26	$20,025	$33,112	$22,909	$40,685
8/26	$20,705	$33,965	$23,759	$41,793

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	13.55%	2.55%	7.55%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	12.55%	2.55%	7.55%
MSCI World Index (net of foreign withholding taxes)	20.37%	11.20%	13.00%
MSCI World Health Care Index (net of foreign withholding taxes)	19.65%	4.54%	9.03%
S&P 500® Index	20.38%	12.78%	15.37%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$805,680,610
# of Portfolio Holdings	41
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$4,518,327

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.7%
Health Care Technology	1.4%
Health Care Supplies	1.9%
Health Care Services	3.6%
Managed Health Care	5.3%
Life Sciences Tools & Services	8.6%
Health Care Equipment	11.6%
Biotechnology	21.5%
Pharmaceuticals	45.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Eli Lilly & Co.	12.0%
Johnson & Johnson	7.2%
AbbVie, Inc	7.2%
Merck & Co., Inc.	6.0%
Roche Holding AG	5.3%
UnitedHealth Group, Inc.	5.3%
AstraZeneca PLC	4.3%
Bristol-Myers Squibb Co.	4.3%
Vertex Pharmaceuticals, Inc.	3.7%
Abbott Laboratories	3.3%
Total	58.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2026

ECHSX-TSR-AR

Eaton Vance Worldwide Health Sciences Fund

Class I EIHSX

Annual Shareholder Report August 31, 2026

This annual shareholder report contains important information about the Eaton Vance Worldwide Health Sciences Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$94	0.88%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Health Care Index (the Index):

↓ Overweight to Zoetis, Inc. detracted due to its lowered 2026 guidance on weaker US pet demand and competition in dermatology and parasiticide products. This was sold by period end

↓ Overweight to Boston Scientific Corp. detracted as its 2026 growth outlook was cut on weaker WATCHMAN demand and electrophysiology US market share losses. This was sold by period end

↓ Overweight to CSL Ltd. hurt due to weaker US flu vaccine demand, lower immunoglobulin and China albumin sales and a chief executive officer change. This was sold by period end

↓ On an industry basis, stock selection in biotechnology detracted the most, followed by health care equipment and supplies, and life science tools and services

↑ Overweight to Eli Lilly & Co. helped as strong Mounjaro and Zepbound GLP-1 drugs sales and US approval of obesity pill Foundayo supported shares

↑ Out-of-index allocation to Structure Therapeutics, Inc. added as shares rose on strong mid-stage trial results for its oral weight-loss drug. This was sold by period end

↑ Overweight to Bristol Myers Squibb Co. helped as growth from newer drugs in cardiomyopathy and blood cancers more than offset declines in older drugs

↑ Stock selection in pharmaceuticals and health care technology helped returns

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

Table Summary
	Class I	MSCI World Index	MSCI World Health Care Index	S&P 500® Index
8/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
9/16	$1,000,882	$1,005,312	$998,682	$1,000,189
10/16	$910,935	$985,856	$929,748	$981,944
11/16	$910,053	$1,000,032	$930,578	$1,018,311
12/16	$923,384	$1,023,961	$945,203	$1,038,439
1/17	$949,199	$1,048,674	$965,864	$1,058,134
2/17	$1,002,815	$1,077,768	$1,021,719	$1,100,148
3/17	$1,009,765	$1,089,249	$1,024,978	$1,101,432
4/17	$1,034,587	$1,105,377	$1,044,335	$1,112,743
5/17	$1,028,630	$1,128,761	$1,067,108	$1,128,403
6/17	$1,065,367	$1,133,104	$1,096,060	$1,135,446
7/17	$1,072,317	$1,160,221	$1,096,879	$1,158,793
8/17	$1,088,203	$1,161,855	$1,107,685	$1,162,341
9/17	$1,094,160	$1,187,932	$1,122,575	$1,186,318
10/17	$1,057,424	$1,210,382	$1,108,042	$1,214,001
11/17	$1,083,239	$1,236,608	$1,133,096	$1,251,234
12/17	$1,076,222	$1,253,332	$1,132,355	$1,265,146
1/18	$1,135,389	$1,319,508	$1,195,817	$1,337,581
2/18	$1,081,322	$1,264,844	$1,142,206	$1,288,281
3/18	$1,065,001	$1,237,275	$1,118,444	$1,255,542
4/18	$1,078,262	$1,251,493	$1,129,123	$1,260,359
5/18	$1,096,624	$1,259,335	$1,134,461	$1,290,711
6/18	$1,117,026	$1,258,734	$1,149,547	$1,298,656
7/18	$1,188,435	$1,298,049	$1,220,164	$1,346,983
8/18	$1,225,159	$1,314,109	$1,256,240	$1,390,875
9/18	$1,248,621	$1,321,427	$1,281,698	$1,398,792
10/18	$1,170,072	$1,224,397	$1,197,421	$1,303,184
11/18	$1,240,460	$1,238,306	$1,262,679	$1,329,741
12/18	$1,143,967	$1,144,148	$1,160,819	$1,209,678
1/19	$1,220,232	$1,233,169	$1,220,580	$1,306,616
2/19	$1,248,159	$1,270,250	$1,244,670	$1,348,569
3/19	$1,272,865	$1,286,934	$1,255,274	$1,374,774
4/19	$1,234,195	$1,332,568	$1,222,914	$1,430,438
5/19	$1,210,564	$1,255,678	$1,193,620	$1,339,537
6/19	$1,297,570	$1,338,421	$1,274,142	$1,433,942
7/19	$1,281,458	$1,345,050	$1,259,971	$1,454,551
8/19	$1,281,458	$1,317,538	$1,259,593	$1,431,511
9/19	$1,272,865	$1,345,576	$1,258,271	$1,458,295
10/19	$1,328,720	$1,379,818	$1,321,088	$1,489,881
11/19	$1,388,873	$1,418,246	$1,383,514	$1,543,962
12/19	$1,444,651	$1,460,734	$1,430,637	$1,590,562
1/20	$1,421,936	$1,451,843	$1,410,306	$1,589,938
2/20	$1,329,942	$1,329,126	$1,313,907	$1,459,056
3/20	$1,285,649	$1,153,226	$1,266,442	$1,278,844
4/20	$1,429,886	$1,279,209	$1,413,443	$1,442,783
5/20	$1,484,402	$1,341,005	$1,470,475	$1,511,500
6/20	$1,468,501	$1,376,476	$1,450,803	$1,541,560
7/20	$1,523,016	$1,442,329	$1,510,310	$1,628,481
8/20	$1,563,903	$1,538,697	$1,541,354	$1,745,537
9/20	$1,540,052	$1,485,613	$1,520,141	$1,679,212
10/20	$1,469,637	$1,440,042	$1,445,978	$1,634,556
11/20	$1,577,532	$1,624,168	$1,575,398	$1,813,481
12/20	$1,637,445	$1,693,027	$1,624,043	$1,883,206
1/21	$1,631,340	$1,676,201	$1,641,339	$1,864,193
2/21	$1,609,361	$1,719,152	$1,596,701	$1,915,598
3/21	$1,644,772	$1,776,352	$1,635,794	$1,999,493
4/21	$1,713,151	$1,859,024	$1,698,242	$2,106,204
5/21	$1,748,562	$1,885,804	$1,733,170	$2,120,914
6/21	$1,796,184	$1,913,915	$1,785,103	$2,170,427
7/21	$1,858,458	$1,948,195	$1,851,526	$2,221,985
8/21	$1,921,953	$1,996,683	$1,902,892	$2,289,546
9/21	$1,809,615	$1,913,779	$1,803,151	$2,183,059
10/21	$1,931,722	$2,022,177	$1,879,271	$2,336,009
11/21	$1,848,689	$1,977,865	$1,812,183	$2,319,822
12/21	$2,003,808	$2,062,399	$1,945,660	$2,423,788
1/22	$1,825,986	$1,953,276	$1,801,902	$2,298,364
2/22	$1,832,621	$1,903,875	$1,793,858	$2,229,548
3/22	$1,933,475	$1,956,124	$1,880,252	$2,312,330
4/22	$1,832,621	$1,793,622	$1,793,158	$2,110,690
5/22	$1,822,005	$1,794,980	$1,801,999	$2,114,563
6/22	$1,791,484	$1,639,496	$1,744,836	$1,940,019
7/22	$1,851,200	$1,769,666	$1,801,797	$2,118,897
8/22	$1,709,208	$1,695,680	$1,693,263	$2,032,484
9/22	$1,634,895	$1,538,049	$1,626,587	$1,845,295
10/22	$1,754,327	$1,648,501	$1,763,274	$1,994,693
11/22	$1,848,546	$1,763,122	$1,862,377	$2,106,165
12/22	$1,818,650	$1,688,247	$1,840,318	$1,984,819
1/23	$1,810,333	$1,807,701	$1,828,409	$2,109,533
2/23	$1,742,410	$1,764,247	$1,753,803	$2,058,063
3/23	$1,813,105	$1,818,761	$1,810,868	$2,133,623
4/23	$1,878,255	$1,850,643	$1,874,184	$2,166,925
5/23	$1,820,036	$1,832,168	$1,797,438	$2,176,344
6/23	$1,875,482	$1,942,973	$1,854,727	$2,320,147
7/23	$1,899,047	$2,008,243	$1,878,665	$2,394,681
8/23	$1,887,958	$1,960,275	$1,864,194	$2,356,554
9/23	$1,817,263	$1,875,711	$1,803,564	$2,244,199
10/23	$1,738,252	$1,821,286	$1,729,396	$2,197,011
11/23	$1,844,987	$1,992,035	$1,828,560	$2,397,654
12/23	$1,927,315	$2,089,833	$1,909,460	$2,506,581
1/24	$1,977,172	$2,114,912	$1,960,751	$2,548,702
2/24	$2,042,698	$2,204,579	$2,004,918	$2,684,791
3/24	$2,081,159	$2,275,423	$2,052,115	$2,771,174
4/24	$1,997,114	$2,190,903	$1,971,005	$2,657,986
5/24	$2,069,763	$2,288,731	$2,023,648	$2,789,782
6/24	$2,123,893	$2,335,302	$2,061,944	$2,889,885
7/24	$2,193,692	$2,376,456	$2,129,370	$2,925,062
8/24	$2,311,924	$2,439,267	$2,246,342	$2,996,014
9/24	$2,249,247	$2,483,939	$2,179,380	$3,060,000
10/24	$2,143,835	$2,434,666	$2,074,300	$3,032,250
11/24	$2,131,015	$2,546,384	$2,056,189	$3,210,247
12/24	$1,999,397	$2,480,024	$1,931,039	$3,133,720
1/25	$2,130,602	$2,567,540	$2,054,537	$3,220,986
2/25	$2,157,440	$2,549,061	$2,077,635	$3,178,958
3/25	$2,070,963	$2,435,576	$2,029,457	$2,999,842
4/25	$2,035,180	$2,457,221	$1,991,067	$2,979,501
5/25	$1,962,122	$2,602,668	$1,918,694	$3,167,044
6/25	$1,981,505	$2,714,981	$1,946,455	$3,328,097
7/25	$1,903,974	$2,749,930	$1,888,646	$3,402,789
8/25	$1,997,906	$2,821,663	$1,985,798	$3,471,769
9/25	$1,990,451	$2,912,368	$2,004,972	$3,598,489
10/25	$2,060,527	$2,970,689	$2,067,162	$3,682,743
11/25	$2,218,570	$2,979,081	$2,235,131	$3,691,769
12/25	$2,210,607	$3,003,162	$2,217,402	$3,694,029
1/26	$2,218,616	$3,070,370	$2,241,688	$3,747,593
2/26	$2,252,256	$3,092,861	$2,306,469	$3,719,112
3/26	$2,080,854	$2,895,861	$2,115,381	$3,533,918
4/26	$2,061,631	$3,173,627	$2,110,320	$3,904,720
5/26	$2,079,252	$3,318,094	$2,150,733	$4,110,236
6/26	$2,200,995	$3,294,285	$2,258,203	$4,071,094
7/26	$2,213,810	$3,311,191	$2,290,852	$4,068,511
8/26	$2,290,701	$3,396,519	$2,375,934	$4,179,309

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	14.66%	3.57%	8.64%
MSCI World Index (net of foreign withholding taxes)	20.37%	11.20%	13.00%
MSCI World Health Care Index (net of foreign withholding taxes)	19.65%	4.54%	9.03%
S&P 500® Index	20.38%	12.78%	15.37%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$805,680,610
# of Portfolio Holdings	41
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$4,518,327

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.7%
Health Care Technology	1.4%
Health Care Supplies	1.9%
Health Care Services	3.6%
Managed Health Care	5.3%
Life Sciences Tools & Services	8.6%
Health Care Equipment	11.6%
Biotechnology	21.5%
Pharmaceuticals	45.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Eli Lilly & Co.	12.0%
Johnson & Johnson	7.2%
AbbVie, Inc	7.2%
Merck & Co., Inc.	6.0%
Roche Holding AG	5.3%
UnitedHealth Group, Inc.	5.3%
AstraZeneca PLC	4.3%
Bristol-Myers Squibb Co.	4.3%
Vertex Pharmaceuticals, Inc.	3.7%
Abbott Laboratories	3.3%
Total	58.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2026

EIHSX-TSR-AR

Eaton Vance Worldwide Health Sciences Fund

Class R ERHSX

Annual Shareholder Report August 31, 2026

This annual shareholder report contains important information about the Eaton Vance Worldwide Health Sciences Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$148	1.38%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Health Care Index (the Index):

↓ Overweight to Zoetis, Inc. detracted due to its lowered 2026 guidance on weaker US pet demand and competition in dermatology and parasiticide products. This was sold by period end

↓ Overweight to Boston Scientific Corp. detracted as its 2026 growth outlook was cut on weaker WATCHMAN demand and electrophysiology US market share losses. This was sold by period end

↓ Overweight to CSL Ltd. hurt due to weaker US flu vaccine demand, lower immunoglobulin and China albumin sales and a chief executive officer change. This was sold by period end

↓ On an industry basis, stock selection in biotechnology detracted the most, followed by health care equipment and supplies, and life science tools and services

↑ Overweight to Eli Lilly & Co. helped as strong Mounjaro and Zepbound GLP-1 drugs sales and US approval of obesity pill Foundayo supported shares

↑ Out-of-index allocation to Structure Therapeutics, Inc. added as shares rose on strong mid-stage trial results for its oral weight-loss drug. This was sold by period end

↑ Overweight to Bristol Myers Squibb Co. helped as growth from newer drugs in cardiomyopathy and blood cancers more than offset declines in older drugs

↑ Stock selection in pharmaceuticals and health care technology helped returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class R	MSCI World Index	MSCI World Health Care Index	S&P 500® Index
8/16	$10,000	$10,000	$10,000	$10,000
9/16	$10,000	$10,053	$9,987	$10,002
10/16	$9,102	$9,859	$9,297	$9,819
11/16	$9,086	$10,000	$9,306	$10,183
12/16	$9,222	$10,240	$9,452	$10,384
1/17	$9,468	$10,487	$9,659	$10,581
2/17	$10,009	$10,778	$10,217	$11,001
3/17	$10,066	$10,892	$10,250	$11,014
4/17	$10,313	$11,054	$10,443	$11,127
5/17	$10,256	$11,288	$10,671	$11,284
6/17	$10,607	$11,331	$10,961	$11,354
7/17	$10,683	$11,602	$10,969	$11,588
8/17	$10,825	$11,619	$11,077	$11,623
9/17	$10,882	$11,879	$11,226	$11,863
10/17	$10,512	$12,104	$11,080	$12,140
11/17	$10,768	$12,366	$11,331	$12,512
12/17	$10,691	$12,533	$11,324	$12,651
1/18	$11,276	$13,195	$11,958	$13,376
2/18	$10,740	$12,648	$11,422	$12,883
3/18	$10,574	$12,373	$11,184	$12,555
4/18	$10,691	$12,515	$11,291	$12,604
5/18	$10,867	$12,593	$11,345	$12,907
6/18	$11,071	$12,587	$11,495	$12,987
7/18	$11,772	$12,980	$12,202	$13,470
8/18	$12,132	$13,141	$12,562	$13,909
9/18	$12,356	$13,214	$12,817	$13,988
10/18	$11,577	$12,244	$11,974	$13,032
11/18	$12,269	$12,383	$12,627	$13,297
12/18	$11,313	$11,441	$11,608	$12,097
1/19	$12,066	$12,332	$12,206	$13,066
2/19	$12,321	$12,703	$12,447	$13,486
3/19	$12,565	$12,869	$12,553	$13,748
4/19	$12,189	$13,326	$12,229	$14,304
5/19	$11,934	$12,557	$11,936	$13,395
6/19	$12,800	$13,384	$12,741	$14,339
7/19	$12,627	$13,451	$12,600	$14,546
8/19	$12,627	$13,175	$12,596	$14,315
9/19	$12,535	$13,456	$12,583	$14,583
10/19	$13,075	$13,798	$13,211	$14,899
11/19	$13,675	$14,182	$13,835	$15,440
12/19	$14,214	$14,607	$14,306	$15,906
1/20	$13,979	$14,518	$14,103	$15,899
2/20	$13,081	$13,291	$13,139	$14,591
3/20	$12,632	$11,532	$12,664	$12,788
4/20	$14,043	$12,792	$14,134	$14,428
5/20	$14,567	$13,410	$14,705	$15,115
6/20	$14,417	$13,765	$14,508	$15,416
7/20	$14,941	$14,423	$15,103	$16,285
8/20	$15,336	$15,387	$15,414	$17,455
9/20	$15,090	$14,856	$15,201	$16,792
10/20	$14,396	$14,400	$14,460	$16,346
11/20	$15,443	$16,242	$15,754	$18,135
12/20	$16,023	$16,930	$16,240	$18,832
1/21	$15,966	$16,762	$16,413	$18,642
2/21	$15,738	$17,192	$15,967	$19,156
3/21	$16,069	$17,764	$16,358	$19,995
4/21	$16,741	$18,590	$16,982	$21,062
5/21	$17,083	$18,858	$17,332	$21,209
6/21	$17,539	$19,139	$17,851	$21,704
7/21	$18,143	$19,482	$18,515	$22,220
8/21	$18,747	$19,967	$19,029	$22,895
9/21	$17,653	$19,138	$18,032	$21,831
10/21	$18,826	$20,222	$18,793	$23,360
11/21	$18,006	$19,779	$18,122	$23,198
12/21	$19,521	$20,624	$19,457	$24,238
1/22	$17,765	$19,533	$18,019	$22,984
2/22	$17,839	$19,039	$17,939	$22,295
3/22	$18,809	$19,561	$18,803	$23,123
4/22	$17,826	$17,936	$17,932	$21,107
5/22	$17,704	$17,950	$18,020	$21,146
6/22	$17,397	$16,395	$17,448	$19,400
7/22	$17,974	$17,697	$18,018	$21,189
8/22	$16,599	$16,957	$16,933	$20,325
9/22	$15,862	$15,380	$16,266	$18,453
10/22	$17,016	$16,485	$17,633	$19,947
11/22	$17,912	$17,631	$18,624	$21,062
12/22	$17,623	$16,882	$18,403	$19,848
1/23	$17,534	$18,077	$18,284	$21,095
2/23	$16,871	$17,642	$17,538	$20,581
3/23	$17,547	$18,188	$18,109	$21,336
4/23	$18,171	$18,506	$18,742	$21,669
5/23	$17,610	$18,322	$17,974	$21,763
6/23	$18,120	$19,430	$18,547	$23,201
7/23	$18,350	$20,082	$18,787	$23,947
8/23	$18,235	$19,603	$18,642	$23,566
9/23	$17,534	$18,757	$18,036	$22,442
10/23	$16,782	$18,213	$17,294	$21,970
11/23	$17,802	$19,920	$18,286	$23,977
12/23	$18,581	$20,898	$19,095	$25,066
1/24	$19,050	$21,149	$19,608	$25,487
2/24	$19,675	$22,046	$20,049	$26,848
3/24	$20,053	$22,754	$20,521	$27,712
4/24	$19,232	$21,909	$19,710	$26,580
5/24	$19,910	$22,887	$20,236	$27,898
6/24	$20,431	$23,353	$20,619	$28,899
7/24	$21,083	$23,765	$21,294	$29,251
8/24	$22,216	$24,393	$22,463	$29,960
9/24	$21,604	$24,839	$21,794	$30,600
10/24	$20,574	$24,347	$20,743	$30,323
11/24	$20,457	$25,464	$20,562	$32,102
12/24	$19,177	$24,800	$19,310	$31,337
1/25	$20,437	$25,675	$20,545	$32,210
2/25	$20,681	$25,491	$20,776	$31,790
3/25	$19,841	$24,356	$20,295	$29,998
4/25	$19,488	$24,572	$19,911	$29,795
5/25	$18,784	$26,027	$19,187	$31,670
6/25	$18,974	$27,150	$19,465	$33,281
7/25	$18,215	$27,499	$18,886	$34,028
8/25	$19,095	$28,217	$19,858	$34,718
9/25	$19,028	$29,124	$20,050	$35,985
10/25	$19,692	$29,707	$20,672	$36,827
11/25	$21,196	$29,791	$22,351	$36,918
12/25	$21,100	$30,032	$22,174	$36,940
1/26	$21,172	$30,704	$22,417	$37,476
2/26	$21,490	$30,929	$23,065	$37,191
3/26	$19,830	$28,959	$21,154	$35,339
4/26	$19,657	$31,736	$21,103	$39,047
5/26	$19,801	$33,181	$21,507	$41,102
6/26	$20,956	$32,943	$22,582	$40,711
7/26	$21,071	$33,112	$22,909	$40,685
8/26	$21,793	$33,965	$23,759	$41,793

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class R	14.13%	3.06%	8.10%
MSCI World Index (net of foreign withholding taxes)	20.37%	11.20%	13.00%
MSCI World Health Care Index (net of foreign withholding taxes)	19.65%	4.54%	9.03%
S&P 500® Index	20.38%	12.78%	15.37%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$805,680,610
# of Portfolio Holdings	41
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$4,518,327

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.7%
Health Care Technology	1.4%
Health Care Supplies	1.9%
Health Care Services	3.6%
Managed Health Care	5.3%
Life Sciences Tools & Services	8.6%
Health Care Equipment	11.6%
Biotechnology	21.5%
Pharmaceuticals	45.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Eli Lilly & Co.	12.0%
Johnson & Johnson	7.2%
AbbVie, Inc	7.2%
Merck & Co., Inc.	6.0%
Roche Holding AG	5.3%
UnitedHealth Group, Inc.	5.3%
AstraZeneca PLC	4.3%
Bristol-Myers Squibb Co.	4.3%
Vertex Pharmaceuticals, Inc.	3.7%
Abbott Laboratories	3.3%
Total	58.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2026

ERHSX-TSR-AR

(b) Not applicable.

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has amended the code of ethics as described in Form N-CSR during the period covered by the report. The new Fund policy is substantially similar to the superseded Fund policy but now has an expanded scope that applies to 1940 Act Fund families. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that George J. Gorman, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or the liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

Eaton Vance China Equity Fund, Eaton Vance All Asset Strategy Fund, Eaton Vance Equity Strategy Fund and Eaton Vance Worldwide Health Sciences Fund (the “Fund(s)”) are series of Eaton Vance Growth Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 9 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

(a)-(d)

The following tables present the aggregate fees billed to each Fund for each Fund’s fiscal years ended August 31, 2025 and August 31, 2026 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T during those periods.

Eaton Vance China Equity Fund

Fiscal Years Ended	8/31/25	8/31/26
Audit Fees	$33,900	$33,900
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$33,900	$33,900

Eaton Vance All Asset Strategy Fund

Fiscal Years Ended	8/31/25	8/31/26
Audit Fees	$35,100	$35,100
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$35,100	$35,100

Eaton Vance Equity Strategy Fund

Fiscal Years Ended	8/31/25	8/31/26
Audit Fees	$35,100	$35,100
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$35,100	$35,100

Eaton Vance Worldwide Health Sciences Fund

Fiscal Years Ended	8/31/25	8/31/26
Audit Fees	$68,200	$68,200
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$68,200	$68,200

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have varying fiscal year ends (February 28/29, August 31, September 30 or November 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	9/30/24	11/30/24	2/28/25	8/31/25	9/30/25	11/30/25	2/28/26	8/31/26
Audit Fees	$119,800	$33,900	$70,200	$172,300	$119,800	$28,900	$69,200	$172,300
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$0	$0	$0	$0	$0	$0	$0	$0
All Other Fees(3)	$0	$0	$0	$0	$0	$0	$0	$0

Total	$119,800	$33,900	$70,200	$172,300	$119,800	$28,900	$69,200	$172,300

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last 2 fiscal years of each Series.

Fiscal Years Ended	9/30/24	11/30/24	2/28/25	8/31/25	9/30/25	11/30/25	2/28/26	8/31/26
Registrant(1)	$0	$0	$0	$0	$0	$0	$0	$0
Eaton Vance(2)	$18,490	$18,490	$18,490	$18,490	$18,490	$18,490	$18,490	$19,414

(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Morgan Stanley act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
China Equity Fund
Annual Financial Statements and
Additional Information
August 31, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information August 31, 2026
Eaton Vance
China Equity Fund

Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
China Equity Fund
August 31, 2026
Portfolio of Investments

Common Stocks — 99.4%

Security	Shares	Value
China — 98.9%
Automobile Components — 0.7%
Fuyao Glass Industry Group Co. Ltd., Class H(1)	31,600	$ 220,966
		$ 220,966
Automobiles — 1.6%
BYD Co. Ltd., Class H	49,600	$ 547,477
		$ 547,477
Banks — 15.3%
Bank of Jiangsu Co. Ltd., Class A	146,200	$ 263,042
Bank of Ningbo Co. Ltd., Class A	57,200	290,400
China Construction Bank Corp., Class H	2,774,000	3,353,296
Industrial & Commercial Bank of China Ltd., Class H	1,289,000	1,241,492
		$ 5,148,230
Beverages — 0.7%
Eastroc Beverage Group Co. Ltd., Class A	7,280	$ 129,961
Nongfu Spring Co. Ltd., Class H(1)	16,800	91,791
		$ 221,752
Biotechnology — 0.3%
Innovent Biologics, Inc.(1)(2)	8,000	$ 105,519
		$ 105,519
Broadline Retail — 12.3%
Alibaba Group Holding Ltd.	263,100	$ 3,760,953
PDD Holdings, Inc. ADR(2)	4,558	382,872
		$ 4,143,825
Capital Markets — 2.4%
China International Capital Corp. Ltd., Class H(1)	109,200	$ 313,263
Huatai Securities Co. Ltd., Class H(1)	218,000	490,389
		$ 803,652
Chemicals — 0.8%
Wanhua Chemical Group Co. Ltd., Class A	24,100	$ 273,374
		$ 273,374
Communications Equipment — 1.6%
Suzhou TFC Optical Communication Co. Ltd., Class A	1,820	$ 71,452
Security	Shares	Value
Communications Equipment (continued)
Zhongji Innolight Co. Ltd., Class A	3,800	$ 482,958
		$ 554,410
Consumer Staples Distribution & Retail — 0.3%
JD Health International, Inc.(1)(2)	24,550	$ 113,645
		$ 113,645
Electrical Equipment — 4.1%
Contemporary Amperex Technology Co. Ltd., Class A	16,700	$ 902,445
Dongfang Electric Corp. Ltd., Class H	24,000	63,416
Huaming Power Equipment Co. Ltd., Class A	65,500	193,889
Shenzhen Megmeet Electrical Co. Ltd., Class A	5,700	110,499
Sieyuan Electric Co. Ltd., Class A	6,200	129,102
		$ 1,399,351
Electronic Equipment, Instruments & Components — 1.0%
Luxshare Precision Industry Co. Ltd., Class A	15,600	$ 133,355
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	9,177	135,066
Victory Giant Technology Huizhou Co. Ltd., Class A	1,600	57,759
		$ 326,180
Food Products — 1.1%
Foshan Haitian Flavouring & Food Co. Ltd., Class H	105,100	$ 376,584
		$ 376,584
Gas Utilities — 0.5%
Kunlun Energy Co. Ltd.	174,000	$ 171,771
		$ 171,771
Hotels, Restaurants & Leisure — 2.8%
Atour Lifestyle Holdings Ltd. ADR	2,350	$ 82,203
H World Group Ltd.	102,000	478,375
Meituan, Class B(1)(2)	16,200	162,070
Yum China Holdings, Inc.	4,600	205,861
		$ 928,509
Household Durables — 0.8%
Midea Group Co. Ltd., Class H(3)	20,700	$ 267,096
		$ 267,096
Independent Power and Renewable Electricity Producers — 0.6%
China Yangtze Power Co. Ltd., Class A	49,000	$ 204,798
		$ 204,798
1
See Notes to Financial Statements.

Eaton Vance
China Equity Fund
August 31, 2026
Portfolio of Investments — continued

Security	Shares	Value
Insurance — 4.9%
PICC Property & Casualty Co. Ltd., Class H	298,000	$ 645,452
Ping An Insurance Group Co. of China Ltd., Class H	139,000	996,985
		$ 1,642,437
Interactive Media & Services — 17.5%
Tencent Holdings Ltd.	102,900	$ 5,910,079
		$ 5,910,079
IT Services — 0.5%
Vnet Group, Inc. ADR(2)(3)	27,987	$ 169,601
		$ 169,601
Life Sciences Tools & Services — 4.7%
WuXi AppTec Co. Ltd., Class H(1)(3)	20,000	$ 481,652
WuXi Biologics Cayman, Inc.(1)(2)	177,500	1,100,864
		$ 1,582,516
Machinery — 2.3%
Anhui Yingliu Electromechanical Co. Ltd., Class A	31,900	$ 209,783
Jiangsu Hengli Hydraulic Co. Ltd., Class A	6,100	92,930
Sany Heavy Industry Co. Ltd., Class H	136,200	340,286
Shenzhen Han's CNC Technology Co. Ltd., Class H(3)	9,900	143,534
		$ 786,533
Metals & Mining — 4.4%
China Hongqiao Group Ltd.	94,500	$ 274,122
Zijin Mining Group Co. Ltd., Class H	260,000	1,212,348
		$ 1,486,470
Oil, Gas & Consumable Fuels — 4.0%
China Shenhua Energy Co. Ltd., Class H(3)	121,000	$ 714,657
PetroChina Co. Ltd., Class H	482,000	624,669
		$ 1,339,326
Real Estate Management & Development — 1.3%
China Resources Mixc Lifestyle Services Ltd.(1)	86,800	$ 431,919
		$ 431,919
Semiconductors & Semiconductor Equipment — 9.9%
Advanced Micro-Fabrication Equipment, Inc. China, Class A	6,757	$ 363,546
Cambricon Technologies Corp. Ltd., Class A	815	134,648
Hangzhou Chang Chuan Technology Co. Ltd., Class A	3,700	153,388
Hua Hong Grace Semiconductor Ltd., Class H(1)(2)	15,000	234,390
Hygon Information Technology Co. Ltd., Class A	2,632	99,197
Montage Technology Co. Ltd., Class A	4,488	136,484
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Montage Technology Co. Ltd., Class H(2)(3)	600	$ 20,425
NAURA Technology Group Co. Ltd., Class A	14,900	1,550,746
Nexchip Semiconductor Corp., Class H(2)	80,300	306,307
Piotech, Inc., Class A	3,212	323,331
		$ 3,322,462
Technology Hardware, Storage & Peripherals — 1.2%
Lenovo Group Ltd.	102,000	$ 390,793
		$ 390,793
Transportation Infrastructure — 1.3%
China Merchants Port Holdings Co. Ltd.	222,000	$ 455,032
		$ 455,032
Total China (identified cost $21,559,613)		$33,324,307
Hong Kong — 0.5%
Metals & Mining — 0.0%†
Zijin Gold International Co. Ltd.(3)	638	$ 12,293
		$ 12,293
Semiconductors & Semiconductor Equipment — 0.5%
ASMPT Ltd.	7,300	$ 152,333
		$ 152,333
Total Hong Kong (identified cost $103,411)		$ 164,626
Total Common Stocks (identified cost $21,663,024)		$33,488,933

Short-Term Investments — 0.0%†

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.58%(4)	3,539	$ 3,539
Total Short-Term Investments (identified cost $3,539)		$ 3,539
Total Investments — 99.4% (identified cost $21,666,563)		$33,492,472
Other Assets, Less Liabilities — 0.6%		$ 209,587
Net Assets — 100.0%		$33,702,059

2
See Notes to Financial Statements.

Eaton Vance
China Equity Fund
August 31, 2026
Portfolio of Investments — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2026, the aggregate value of these securities is $3,746,468 or 11.1% of the Fund's net assets.

(2)	Non-income producing security.
(3)	All or a portion of this security was on loan at August 31, 2026. The aggregate market value of securities on loan at August 31, 2026 was $1,725,577.
(4)	May be deemed to be an affiliated investment company (see Note 11). The rate shown is the annualized seven-day yield as of August 31, 2026.

Abbreviations:
ADR	– American Depositary Receipt
3
See Notes to Financial Statements.

Eaton Vance
China Equity Fund
August 31, 2026
Statement of Assets and Liabilities

August 31, 2026
Assets
Unaffiliated investments, at value (identified cost $21,663,024) — including $1,725,577 of securities on loan	$33,488,933
Affiliated investments, at value (identified cost $3,539)	3,539
Cash	87
Foreign currency, at value (identified cost $903)	903
Dividends receivable	9,698
Dividends receivable from affiliated investments	410
Receivable for investments sold	399,804
Receivable for Fund shares sold	507
Securities lending income receivable	3,435
Trustees' deferred compensation plan	12,822
Total assets	$33,920,138
Liabilities
Notes payable	$10,000
Payable for Fund shares redeemed	41
Payable to affiliates:
Investment adviser fee	21,929
Administration fee	4,389
Distribution and service fees	6,760
Sub-transfer agency fee	8,779
Trustees' deferred compensation plan	12,822
Other	28,449
Payable for custodian fee	12,587
Payable for legal and accounting services	72,503
Payable for printing and postage	13,567
Payable for registration fees	10,946
Accrued expenses	15,307
Total liabilities	$218,079
Net Assets	$33,702,059
Sources of Net Assets
Paid-in capital	$28,417,703
Distributable earnings	5,284,356
Net Assets	$33,702,059
Class A Shares
Net Assets	$29,901,213
Shares Outstanding	1,764,943
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$16.94
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$17.88
Class C Shares
Net Assets	$343,184
Shares Outstanding	22,772
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$15.07
4
See Notes to Financial Statements.

Eaton Vance
China Equity Fund
August 31, 2026
Statement of Assets and Liabilities — continued

August 31, 2026
Class I Shares
Net Assets	$3,457,662
Shares Outstanding	200,183
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$17.27

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
5
See Notes to Financial Statements.

Eaton Vance
China Equity Fund
August 31, 2026
Statement of Operations

Year Ended
August 31, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $62,705)	$788,749
Dividend income from affiliated investments	42,270
Securities lending income, net	15,608
Total investment income	$846,627
Expenses
Investment adviser fee	$291,277
Administration fee	58,255
Distribution and service fees:
Class A	86,352
Class C	3,744
Trustees’ fees and expenses	2,561
Custodian fee	40,099
Transfer and dividend disbursing agent fees	94,577
Legal and accounting services	100,471
Printing and postage	28,900
Registration fees	31,703
Miscellaneous	24,265
Total expenses	$762,204
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$189,929
Total expense reductions	$189,929
Net expenses	$572,275
Net investment income	$274,352
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$3,604,567
Futures contracts	99,669
Foreign currency transactions	(2,947)
Net realized gain	$3,701,289
Change in unrealized appreciation (depreciation):
Investments	$(5,803,838)
Futures contracts	(107,203)
Foreign currency	(261)
Net change in unrealized appreciation (depreciation)	$(5,911,302)
Net realized and unrealized loss	$(2,210,013)
Net decrease in net assets from operations	$(1,935,661)
6
See Notes to Financial Statements.

Eaton Vance
China Equity Fund
August 31, 2026
Statements of Changes in Net Assets

	Year Ended August 31,
	2026	2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$274,352	$419,082
Net realized gain (loss)	3,701,289	(93,052)
Net change in unrealized appreciation (depreciation)	(5,911,302)	13,465,348
Net increase (decrease) in net assets from operations	$(1,935,661)	$13,791,378
Distributions to shareholders:
Class A	$(581,565)	$(655,566)
Class C	(4,653)	(4,473)
Class I	(72,586)	(92,016)
Total distributions to shareholders	$(658,804)	$(752,055)
Transactions in shares of beneficial interest:
Class A	$(5,923,564)	$(1,596,080)
Class C	(11,920)	(116,640)
Class I	(390,369)	(816,851)
Net decrease in net assets from Fund share transactions	$(6,325,853)	$(2,529,571)
Net increase (decrease) in net assets	$(8,920,318)	$10,509,752
Net Assets
At beginning of year	$42,622,377	$32,112,625
At end of year	$33,702,059	$42,622,377
7
See Notes to Financial Statements.

Eaton Vance
China Equity Fund
August 31, 2026
Financial Highlights

	Class A
	Year Ended August 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$18.15	$12.69	$15.80	$18.88	$26.87
Income (Loss) From Operations
Net investment income(1)	$0.12	$0.17	$0.32 (2)	$0.09	$0.03
Net realized and unrealized gain (loss)	(1.05)	5.60	(2.29)	(2.09)	(6.71)
Total income (loss) from operations	$(0.93)	$5.77	$(1.97)	$(2.00)	$(6.68)
Less Distributions
From net investment income	$(0.28)	$(0.31)	$(0.03)	$—	$—
From net realized gain	—	—	(1.11)	(1.08)	(1.31)
Total distributions	$(0.28)	$(0.31)	$(1.14)	$(1.08)	$(1.31)
Net asset value — End of year	$16.94	$18.15	$12.69	$15.80	$18.88
Total Return(3)	(5.22)%	46.20%	(12.81)%	(11.28)%	(26.08)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$29,901	$38,104	$28,164	$40,926	$53,597
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.99%	1.96%	1.93%(5)	1.68%	1.60%
Net expenses(6)	1.50%	1.50%	1.51%(5)	1.50%	1.53%
Net investment income	0.69%	1.11%	2.33%(2)	0.52%	0.13%
Portfolio Turnover	34%	48%	77%	34%	78%

(1)	Computed using average shares outstanding.
(2)
Net investment income (loss) per share includes special dividends which amounted to $0.20 per share. Excluding special dividends, the ratio of net investment income (loss) to average daily net assets would have been 0.89%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5)	Includes interest expense of 0.01% for the year ended August 31, 2024.
(6)
Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than
0.005% of average daily net assets for the years ended August 31, 2026, 2025, 2024, 2023 and 2022).

8
See Notes to Financial Statements.

Eaton Vance
China Equity Fund
August 31, 2026
Financial Highlights — continued

	Class C
	Year Ended August 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$16.20	$11.32	$14.30	$17.32	$24.93
Income (Loss) From Operations
Net investment income (loss)(1)	$(0.01)	$0.03	$0.16 (2)	$(0.04)	$(0.13)
Net realized and unrealized gain (loss)	(0.93)	5.02	(2.03)	(1.90)	(6.17)
Total income (loss) from operations	$(0.94)	$5.05	$(1.87)	$(1.94)	$(6.30)
Less Distributions
From net investment income	$(0.19)	$(0.17)	$—	$—	$—
From net realized gain	—	—	(1.11)	(1.08)	(1.31)
Total distributions	$(0.19)	$(0.17)	$(1.11)	$(1.08)	$(1.31)
Net asset value — End of year	$15.07	$16.20	$11.32	$14.30	$17.32
Total Return(3)	(5.91)%	45.10%	(13.47)%	(11.98)%	(26.60)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$343	$384	$376	$669	$955
Ratios (as a percentage of average daily net assets):(4)
Total expenses	2.74%	2.71%	2.68%(5)	2.43%	2.35%
Net expenses(6)	2.25%	2.25%	2.26%(5)	2.25%	2.28%
Net investment income (loss)	(0.07)%	0.19%	1.33%(2)	(0.26)%	(0.61)%
Portfolio Turnover	34%	48%	77%	34%	78%

(1)	Computed using average shares outstanding.
(2)
Net investment income (loss) per share includes special dividends which amounted to $0.18 per share. Excluding special dividends, the ratio of net investment income (loss) to average daily net assets would have been (0.11)%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5)	Includes interest expense of 0.01% for the year ended August 31, 2024.
(6)
Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than
0.005% of average daily net assets for the years ended August 31, 2026, 2025, 2024, 2023 and 2022).

9
See Notes to Financial Statements.

Eaton Vance
China Equity Fund
August 31, 2026
Financial Highlights — continued

	Class I
	Year Ended August 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$18.50	$12.93	$16.09	$19.15	$27.17
Income (Loss) From Operations
Net investment income(1)	$0.17	$0.20	$0.29 (2)	$0.12	$0.07
Net realized and unrealized gain (loss)	(1.07)	5.72	(2.26)	(2.10)	(6.78)
Total income (loss) from operations	$(0.90)	$5.92	$(1.97)	$(1.98)	$(6.71)
Less Distributions
From net investment income	$(0.33)	$(0.35)	$(0.08)	$—	$—
From net realized gain	—	—	(1.11)	(1.08)	(1.31)
Total distributions	$(0.33)	$(0.35)	$(1.19)	$(1.08)	$(1.31)
Net asset value — End of year	$17.27	$18.50	$12.93	$16.09	$19.15
Total Return(3)	(5.01)%	46.56%	(12.59)%	(11.00)%	(25.89)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$3,458	$4,134	$3,573	$6,006	$8,483
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.74%	1.72%	1.68%(5)	1.43%	1.35%
Net expenses(6)	1.25%	1.25%	1.26%(5)	1.25%	1.28%
Net investment income	0.96%	1.24%	2.11%(2)	0.71%	0.29%
Portfolio Turnover	34%	48%	77%	34%	78%

(1)	Computed using average shares outstanding.
(2)
Net investment income per share includes special dividends which amounted to $0.20 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 0.67%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5)	Includes interest expense of 0.01% for the year ended August 31, 2024.
(6)
Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than
0.005% of average daily net assets for the years ended August 31, 2026, 2025, 2024, 2023 and 2022).

10
See Notes to Financial Statements.

Eaton Vance
China Equity Fund
August 31, 2026
Notes to Financial Statements

1 Significant Accounting Policies
Eaton Vance China Equity Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries’ tax rules and rates.
D Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. As of August 31, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid.
11

Eaton Vance
China Equity Fund
August 31, 2026
Notes to Financial Statements — continued

The adoption of ASU 2023-09 did not result in any changes to the Fund's financial statement presentation or disclosure.
E Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I Futures Contracts—Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, index or currency, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
K Recently Issued Accounting Pronouncements—In September 2026, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2026-03, Fair Value Measurement (Topic 820): Investment Companies with Equity Securities Subject to Contractual Sale Restrictions. ASU 2026-03 requires investment companies to consider the effects of certain contractual sale restrictions when measuring the fair value of equity securities and to provide related disclosures. ASU 2026-03 is effective for fiscal years beginning after December 15, 2027, and interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of adopting ASU 2026-03; however, it does not currently expect the implementation of the standard to have a material effect on the Fund's financial statements.
2 Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
12

Eaton Vance
China Equity Fund
August 31, 2026
Notes to Financial Statements — continued

The tax character of distributions declared for the years ended August 31, 2026 and August 31, 2025 was as follows:
	Year Ended August 31,
	2026	2025
Ordinary income	$658,804	$752,055
During the year ended August 31, 2026, distributable earnings was decreased by $12,096 and paid-in capital was increased by $12,096 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of August 31, 2026, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$12,053
Deferred capital losses	(6,449,394)
Net unrealized appreciation	11,721,697
Distributable earnings	$5,284,356
At August 31, 2026, the Fund, for federal income tax purposes, had deferred capital losses of $6,449,394 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at August 31, 2026, $3,202,189 are short-term and $3,247,205 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$21,770,760
Gross unrealized appreciation	$13,007,292
Gross unrealized depreciation	(1,285,580)
Net unrealized appreciation	$11,721,712
3 Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.750%
$500 million but less than $1 billion	0.700%
$1 billion but less than $1.5 billion	0.675%
$1.5 billion but less than $2 billion	0.675%
$2 billion but less than $3 billion	0.660%
$3 billion and over	0.580%
For the year ended August 31, 2026, the investment adviser fee amounted to $291,277 or 0.75% of the Fund's average daily net assets. Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Fund to Morgan Stanley Investment Management Company
13

Eaton Vance
China Equity Fund
August 31, 2026
Notes to Financial Statements — continued

(MSIM Company), a wholly-owned subsidiary of Morgan Stanley. MSIM Company uses the portfolio management, research and other resources of its affiliate, Morgan Stanley Asia Limited (MSAL), in rendering investment advisory services to the Fund. MSAL has entered into a Memorandum of Understanding with MSIM Company pursuant to which MSAL is considered a participating affiliate of the sub-adviser as that term is used in relief granted by the staff of the U.S. Securities and Exchange Commission allowing U.S. registered investment advisers to use portfolio management or research resources of unregistered advisory affiliates subject to the supervision of a U.S. registered adviser. BMR pays MSIM Company a portion of its investment adviser fee for sub-advisory services provided to the Fund. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended August 31, 2026, the investment adviser fee paid was reduced by $1,593 relating to the Fund’s investment in the Liquidity Fund.
The administration fee is earned by Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the year ended August 31, 2026, the administration fee amounted to $58,255.
EVM and MSIM Company have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.50%, 2.25% and 1.25% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after January 1, 2027. Pursuant to this agreement, EVM and MSIM Company were allocated $188,336 in total of the Fund’s operating expenses for the year ended August 31, 2026.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended August 31, 2026, EVM earned $34,092 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $151 as its portion of the sales charge on sales of Class A shares for the year ended August 31, 2026. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser and administrator may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4 Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended August 31, 2026 amounted to $86,352 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended August 31, 2026, the Fund paid or accrued to EVD $2,808 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended August 31, 2026 amounted to $936 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5 Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended August 31, 2026, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.
14

Eaton Vance
China Equity Fund
August 31, 2026
Notes to Financial Statements — continued

6 Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $12,646,155 and $17,006,983, respectively, for the year ended August 31, 2026.
7 Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended August 31, 2026		Year Ended August 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	65,888	$1,181,586	235,999	$3,838,803
Issued to shareholders electing to receive payments of distributions in Fund shares	28,678	522,513	41,293	574,801
Redemptions	(428,978)	(7,627,663)	(396,663)	(6,009,684)
Net decrease	(334,412)	$(5,923,564)	(119,371)	$(1,596,080)
Class C
Sales	6,565	$ 103,990	6,058	$ 91,197
Issued to shareholders electing to receive payments of distributions in Fund shares	285	4,653	358	4,473
Redemptions	(7,798)	(120,563)	(15,867)	(212,310)
Net decrease	(948)	$ (11,920)	(9,451)	$ (116,640)
Class I
Sales	89,874	$1,599,162	110,947	$1,842,088
Issued to shareholders electing to receive payments of distributions in Fund shares	3,811	70,650	6,334	89,688
Redemptions	(117,013)	(2,060,181)	(170,114)	(2,748,627)
Net decrease	(23,328)	$ (390,369)	(52,833)	$ (816,851)
8 Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At August 31, 2026, there were no obligations outstanding under these financial instruments.
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. During the year ended August 31, 2026, the Fund entered into equity index futures contracts to manage cash flows.
15

Eaton Vance
China Equity Fund
August 31, 2026
Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the year ended August 31, 2026 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts	$99,669 (1)	$(107,203)(2)

(1)	Statement of Operations location: Net realized gain (loss): Futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts.
The average notional cost of futures contracts (long) outstanding during the year ended August 31, 2026, which is indicative of the volume of this derivative type, was approximately $454,000.
9 Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At August 31, 2026, the Fund had a balance outstanding pursuant to this line of credit of $10,000 at an annual interest rate of 4.63%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at August 31, 2026. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 12) at August 31, 2026. The Fund’s average borrowings and allocated fees for the year ended August 31, 2026 were not significant.
10 Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At August 31, 2026, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $1,725,577 and $1,824,740, respectively. Collateral received was comprised of U.S. Government and/or agencies securities. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
16

Eaton Vance
China Equity Fund
August 31, 2026
Notes to Financial Statements — continued

11 Affiliated Investments
At August 31, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $3,539, which represents less than 0.05% of the Fund's net assets. Transactions in such investments by the Fund for the year ended August 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,813,577	$10,321,300	$(12,131,338)	$ —	$ —	$3,539	$42,270	3,539
12 Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At August 31, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ —	$5,910,079	$ —	$5,910,079
Consumer Discretionary	465,075	5,642,798	—	6,107,873
Consumer Staples	—	711,981	—	711,981
Energy	—	1,339,326	—	1,339,326
Financials	—	7,594,319	—	7,594,319
Health Care	—	1,688,035	—	1,688,035
Industrials	—	2,640,916	—	2,640,916
Information Technology	475,908	4,439,871	—	4,915,779
Materials	—	1,772,137	—	1,772,137
Real Estate	—	431,919	—	431,919
Utilities	—	376,569	—	376,569
Total Common Stocks	$940,983	$32,547,950 *	$ —	$33,488,933
Short-Term Investments	$3,539	$ —	$ —	$3,539
Total Investments	$944,522	$32,547,950	$ —	$33,492,472

*
Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

17

Eaton Vance
China Equity Fund
August 31, 2026
Notes to Financial Statements — continued

13 Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
The securities markets in the China region, which includes Hong Kong, are impacted by the economies of countries in the region, which differ from the U.S. economy in various ways, such as structure, general development, government involvement, wealth distribution, interest rates, rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the China region are affected by developments in the economies and governmental actions of their principal trading partners, such as the imposition of trading restrictions and tariffs. China’s governmental actions and the actions of other governments can also have a significant effect on the economic conditions in the China region or a particular issuer or industry, which could adversely affect the value and liquidity of investments. A government may restrict investment in companies or industries considered important to national interests, intervene in the financial markets, maintain strict currency controls, or impose repatriation restrictions. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on the Fund. Although larger and/or more established than many emerging markets, markets in the China region carry the high levels of risk associated with emerging markets.
18

Eaton Vance
China Equity Fund
August 31, 2026
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance China Equity Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance China Equity Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of August 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 19, 2026
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
19

Eaton Vance
China Equity Fund
August 31, 2026
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2027 will show the tax status of all distributions paid to your account in calendar year 2026. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the foreign tax credit.
Qualified Dividend Income. For the fiscal year ended August 31, 2026, the Fund designates approximately $618,431, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Foreign Tax Credit. For the fiscal year ended August 31, 2026, the Fund paid foreign taxes of $61,805 and recognized foreign source income of $843,995.
20

Eaton Vance
China Equity Fund
August 31, 2026
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 11, 2026, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2026, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
• Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
• Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and the cost allocation methodology used to determine such analyses;
Information about Portfolio Management and Trading
• Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
• Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
• Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
• Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
• Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
1 Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
21

Eaton Vance
China Equity Fund
August 31, 2026
Board of Trustees’ Contract Approval — continued

• Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
• Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
• Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
• Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
• Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
• Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
• Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
• Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
• Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
• Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 11, 2026 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance China Equity Fund (the “Fund”) and Boston Management and Research (the “Adviser”) and the sub-advisory agreement between the Adviser and Morgan Stanley Investment Management
22

Eaton Vance
China Equity Fund
August 31, 2026
Board of Trustees’ Contract Approval — continued

Company (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund, including recent changes to such personnel. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s experience in managing equity portfolios. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2025. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. On the basis of the foregoing, the performance of the Fund over other periods, and other relevant information provided by the Adviser in response to requests from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2025, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to requests from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
23

Eaton Vance
China Equity Fund
August 31, 2026
Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are not excessive.
The Board also considered direct and indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund and the other Eaton Vance Funds, including, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agent(s), and research received by the Adviser and/or the Sub-adviser generated from commission dollars spent on funds’ portfolio trading.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
24

EVCGX-NCSR 8.31.26

Eaton Vance
Worldwide Health Sciences Fund
Annual Financial Statements and
Additional Information
August 31, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information August 31, 2026
Eaton Vance
Worldwide Health Sciences Fund

Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2026
Portfolio of Investments

Common Stocks — 99.1%

Security	Shares	Value
Biotechnology — 21.5%
AbbVie, Inc.	224,713	$ 57,620,908
argenx SE ADR(1)	14,849	15,319,119
Caris Life Sciences, Inc.(1)	275,438	7,020,915
Generate Biomedicines, Inc.(1)	308,946	4,717,605
Genmab AS(1)	34,172	11,292,834
Gilead Sciences, Inc.	180,882	26,470,272
Neurocrine Biosciences, Inc.(1)	78,152	12,037,753
NewAmsterdam Pharma Co. NV(1)	80,724	2,045,546
Vertex Pharmaceuticals, Inc.(1)	56,632	30,837,257
Xenon Pharmaceuticals, Inc.(1)	99,010	5,962,382
		$173,324,591
Health Care Equipment — 11.5%
Abbott Laboratories	240,391	$ 26,529,551
Fisher & Paykel Healthcare Corp. Ltd., Class C	221,563	5,819,937
Intuitive Surgical, Inc.(1)	56,833	21,418,084
Medtronic PLC	75,646	6,857,310
STERIS PLC	34,338	7,988,392
Straumann Holding AG	66,212	7,681,502
Stryker Corp.	51,623	16,715,528
		$ 93,010,304
Health Care Services — 3.6%
CVS Health Corp.	159,207	$ 14,951,129
Quest Diagnostics, Inc.	57,117	13,725,215
		$ 28,676,344
Health Care Supplies — 2.0%
Cooper Cos., Inc.(1)	126,763	$ 8,884,819
EssilorLuxottica SA	10,527	1,953,575
Medline, Inc., Class A(1)	145,899	5,110,842
		$ 15,949,236
Health Care Technology — 1.4%
HeartFlow, Inc.(1)	216,487	$ 10,908,780
		$ 10,908,780
Life Sciences Tools & Services — 8.6%
Danaher Corp.	79,206	$ 16,915,233
Lonza Group AG	20,771	14,802,543
Security	Shares	Value
Life Sciences Tools & Services (continued)
Mettler-Toledo International, Inc.(1)	8,632	$ 12,129,169
Thermo Fisher Scientific, Inc.	41,239	25,448,587
		$ 69,295,532
Managed Health Care — 5.3%
UnitedHealth Group, Inc.	109,349	$ 42,581,594
		$ 42,581,594
Pharmaceuticals — 45.2%
AstraZeneca PLC	213,849	$ 34,476,306
Bristol-Myers Squibb Co.	513,118	34,281,414
Eli Lilly & Co.	83,346	96,408,819
Enliven Therapeutics, Inc.(1)	37,350	2,162,191
Johnson & Johnson	216,808	57,638,407
MBX Biosciences, Inc.(1)	31,519	1,941,570
Merck & Co., Inc.	324,173	47,899,802
Novartis AG	109,500	16,655,096
Novo Nordisk AS, Class B	131,275	5,945,179
Roche Holding AG	98,026	42,731,580
Royalty Pharma PLC, Class A	181,508	11,146,406
Sanofi SA	149,028	13,249,921
		$364,536,691
Total Common Stocks (identified cost $436,476,973)		$798,283,072

Short-Term Investments — 0.7%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.58%(2)	5,492,356	$ 5,492,356
Total Short-Term Investments (identified cost $5,492,356)		$ 5,492,356
Total Investments — 99.8% (identified cost $441,969,329)		$803,775,428
Other Assets, Less Liabilities — 0.2%		$ 1,905,182
Net Assets — 100.0%		$805,680,610

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of August 31, 2026.
1
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2026
Portfolio of Investments — continued

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	86.7%	$698,476,505
United Kingdom	4.3	34,476,306
Switzerland	2.8	22,484,045
Denmark	2.1	17,238,013
Belgium	1.9	15,319,119
Canada	0.7	5,962,382
New Zealand	0.7	5,819,937
Netherlands	0.3	2,045,546
France	0.3	1,953,575
Total Investments	99.8%	$803,775,428

Abbreviations:
ADR	– American Depositary Receipt
2
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2026
Statement of Assets and Liabilities

August 31, 2026
Assets
Unaffiliated investments, at value (identified cost $436,476,973)	$798,283,072
Affiliated investments, at value (identified cost $5,492,356)	5,492,356
Dividends receivable	715,108
Dividends receivable from affiliated investments	13,215
Receivable for Fund shares sold	252,107
Tax reclaims receivable	3,009,285
Trustees' deferred compensation plan	93,539
Total assets	$807,858,682
Liabilities
Payable for Fund shares redeemed	$997,940
Payable to affiliates:
Investment adviser fee	376,587
Administration fee	102,494
Distribution and service fees	154,108
Sub-transfer agency fee	35,193
Trustees' deferred compensation plan	93,539
Other	68,798
Payable for transfer and dividend disbursing agent fees	131,308
Accrued expenses	218,105
Total liabilities	$2,178,072
Net Assets	$805,680,610
Sources of Net Assets
Paid-in capital	$419,262,544
Distributable earnings	386,418,066
Net Assets	$805,680,610
Class A Shares
Net Assets	$570,857,582
Shares Outstanding	41,552,802
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$13.74
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$14.50
Class C Shares
Net Assets	$13,277,729
Shares Outstanding	970,120
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$13.69
Class I Shares
Net Assets	$170,584,608
Shares Outstanding	11,927,267
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.30
3
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2026
Statement of Assets and Liabilities — continued

August 31, 2026
Class R Shares
Net Assets	$50,960,691
Shares Outstanding	3,373,917
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.10

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
4
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2026
Statement of Operations

Year Ended
August 31, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $539,917)	$13,523,765
Dividend income from affiliated investments	66,654
Other income	434,192
Total investment income	$14,024,611
Expenses
Investment adviser fee	$4,969,002
Administration fee	1,222,791
Distribution and service fees:
Class A	1,437,041
Class C	157,112
Class R	253,166
Trustees’ fees and expenses	46,464
Custodian fee	214,625
Transfer and dividend disbursing agent fees	771,153
Legal and accounting services	152,265
Printing and postage	69,024
Registration fees	58,863
ReFlow liquidity program fees	77,787
Miscellaneous	89,017
Total expenses	$9,518,310
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$450,675
Total expense reductions	$450,675
Net expenses	$9,067,635
Net investment income	$4,956,976
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$88,047,409 (1)
Foreign currency transactions	(30,964)
Net realized gain	$88,016,445
Change in unrealized appreciation (depreciation):
Investments	$16,906,146
Foreign currency	(43,492)
Net change in unrealized appreciation (depreciation)	$16,862,654
Net realized and unrealized gain	$104,879,099
Net increase in net assets from operations	$109,836,075

(1)	Includes $37,216,305 of net realized gains from redemptions in-kind.
5
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2026
Statements of Changes in Net Assets

	Year Ended August 31,
	2026	2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$4,956,976	$3,050,060
Net realized gain	88,016,445 (1)	55,603,714
Net change in unrealized appreciation (depreciation)	16,862,654	(209,976,236)
Net increase (decrease) in net assets from operations	$109,836,075	$(151,322,462)
Distributions to shareholders:
Class A	$(42,486,396)	$(30,208,128)
Class C	(1,128,430)	(963,793)
Class I	(12,841,644)	(9,938,999)
Class R	(3,283,324)	(2,264,964)
Total distributions to shareholders	$(59,739,794)	$(43,375,884)
Transactions in shares of beneficial interest:
Class A	$(48,162,764)	$(58,555,740)
Class C	(5,258,808)	(3,738,867)
Class I	(21,698,128)	(19,975,882)
Class R	(3,417,049)	(4,669,086)
Net decrease in net assets from Fund share transactions	$(78,536,749)	$(86,939,575)
Net decrease in net assets	$(28,440,468)	$(281,637,921)
Net Assets
At beginning of year	$834,121,078	$1,115,758,999
At end of year	$805,680,610	$834,121,078

(1)	Includes $37,216,305 of net realized gains from redemptions in-kind.
6
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2026
Financial Highlights

	Class A
	Year Ended August 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$12.90	$15.66	$13.15	$12.45	$15.26
Income (Loss) From Operations
Net investment income(1)	$0.08	$0.04	$0.03	$0.04	$0.03
Net realized and unrealized gain (loss)	1.74	(2.18)	2.81	1.22	(1.63)
Total income (loss) from operations	$1.82	$(2.14)	$2.84	$1.26	$(1.60)
Less Distributions
From net investment income	$(0.07)	$(0.02)	$(0.02)	$(0.02)	$(0.04)
From net realized gain	(0.91)	(0.60)	(0.31)	(0.54)	(1.17)
Total distributions	$(0.98)	$(0.62)	$(0.33)	$(0.56)	$(1.21)
Net asset value — End of year	$13.74	$12.90	$15.66	$13.15	$12.45
Total Return(2)	14.46%	(13.86)%	22.17%	10.21%	(11.32)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$570,858	$583,943	$777,744	$708,283	$703,965
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.19%	1.20%	1.19%	1.17%	1.21%
Net expenses	1.13%(4)	1.17%(4)	1.16%(4)	1.13%(4)	1.20%(4)
Net investment income	0.59%	0.30%	0.21%	0.28%	0.22%
Portfolio Turnover	30%	30%	15%	21%	27%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(4)
Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than
0.005% of average daily net assets for the years ended August 31, 2026, 2025, 2024, 2023 and 2022).

7
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2026
Financial Highlights — continued

	Class C
	Year Ended August 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$12.87	$15.70	$13.27	$12.63	$15.44
Income (Loss) From Operations
Net investment loss(1)	$(0.02)	$(0.06)	$(0.07)	$(0.06)	$(0.08)
Net realized and unrealized gain (loss)	1.73	(2.17)	2.81	1.24	(1.64)
Total income (loss) from operations	$1.71	$(2.23)	$2.74	$1.18	$(1.72)
Less Distributions
From net realized gain	$(0.89)	$(0.60)	$(0.31)	$(0.54)	$(1.09)
Total distributions	$(0.89)	$(0.60)	$(0.31)	$(0.54)	$(1.09)
Net asset value — End of year	$13.69	$12.87	$15.70	$13.27	$12.63
Total Return(2)	13.55%	(14.44)%	21.20%	9.35%	(11.91)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$13,278	$17,713	$26,079	$29,164	$39,615
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.94%	1.95%	1.94%	1.92%	1.96%
Net expenses	1.88%(4)	1.92%(4)	1.91%(4)	1.88%(4)	1.95%(4)
Net investment loss	(0.18)%	(0.46)%	(0.54)%	(0.49)%	(0.54)%
Portfolio Turnover	30%	30%	15%	21%	27%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(4)
Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than
0.005% of average daily net assets for the years ended August 31, 2026, 2025, 2024, 2023 and 2022).

8
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2026
Financial Highlights — continued

	Class I
	Year Ended August 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$13.40	$16.23	$13.62	$12.88	$15.74
Income (Loss) From Operations
Net investment income(1)	$0.11	$0.08	$0.07	$0.07	$0.07
Net realized and unrealized gain (loss)	1.80	(2.25)	2.90	1.27	(1.69)
Total income (loss) from operations	$1.91	$(2.17)	$2.97	$1.34	$(1.62)
Less Distributions
From net investment income	$(0.10)	$(0.06)	$(0.05)	$(0.06)	$(0.07)
From net realized gain	(0.91)	(0.60)	(0.31)	(0.54)	(1.17)
Total distributions	$(1.01)	$(0.66)	$(0.36)	$(0.60)	$(1.24)
Net asset value — End of year	$14.30	$13.40	$16.23	$13.62	$12.88
Total Return(2)	14.66%	(13.58)%	22.46%	10.46%	(11.07)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$170,585	$181,656	$245,070	$203,614	$209,646
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.94%	0.95%	0.94%	0.92%	0.96%
Net expenses	0.88%(4)	0.92%(4)	0.91%(4)	0.88%(4)	0.95%(4)
Net investment income	0.83%	0.56%	0.46%	0.52%	0.47%
Portfolio Turnover	30%	30%	15%	21%	27%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(4)
Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than
0.005% of average daily net assets for the years ended August 31, 2026, 2025, 2024, 2023 and 2022).

9
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2026
Financial Highlights — continued

	Class R
	Year Ended August 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$14.09	$17.05	$14.31	$13.52	$16.45
Income (Loss) From Operations
Net investment income (loss)(1)	$0.05	$0.01	$(0.01)	$0.00 (2)	$(0.00)(2)
Net realized and unrealized gain (loss)	1.90	(2.37)	3.06	1.33	(1.76)
Total income (loss) from operations	$1.95	$(2.36)	$3.05	$1.33	$(1.76)
Less Distributions
From net investment income	$(0.03)	$—	$—	$—	$—
From net realized gain	(0.91)	(0.60)	(0.31)	(0.54)	(1.17)
Total distributions	$(0.94)	$(0.60)	$(0.31)	$(0.54)	$(1.17)
Net asset value — End of year	$15.10	$14.09	$17.05	$14.31	$13.52
Total Return(3)	14.13%	(14.05)%	21.83%	9.86%	(11.46)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$50,961	$50,809	$66,865	$62,885	$59,042
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.44%	1.45%	1.44%	1.42%	1.46%
Net expenses	1.38%(5)	1.42%(5)	1.41%(5)	1.38%(5)	1.45%(5)
Net investment income (loss)	0.33%	0.05%	(0.04)%	0.03%	(0.02)%
Portfolio Turnover	30%	30%	15%	21%	27%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005 or $(0.005), as applicable.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5)
Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than
0.005% of average daily net assets for the years ended August 31, 2026, 2025, 2024, 2023 and 2022).

10
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2026
Notes to Financial Statements

1 Significant Accounting Policies
Eaton Vance Worldwide Health Sciences Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth by investing in a worldwide and diversified portfolio of health sciences companies. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities (common stocks and exchange-traded funds) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries’ tax rules and rates. As a result of several court cases in certain countries across the European Union (EU), the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries. Income recognized, if any, for EU reclaims and interest thereon is reflected as other income in the Statement of Operations, and any related receivable, if any, is reflected as European Union tax reclaims receivable in the Statement of Assets and Liabilities. Any fees associated with these filings are reflected in miscellaneous expenses in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, may reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal year exceed foreign withholding taxes paid by the Fund, and the Fund previously passed through to its shareholders foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax
11

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2026
Notes to Financial Statements — continued

return, the Fund may be required to enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the Fund’s shareholders. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D Federal and Other Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of August 31, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid. The adoption of ASU 2023-09 did not result in any changes to the Fund's financial statement presentation or disclosure.
E Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
J Recently Issued Accounting Pronouncements—In September 2026, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2026-03, Fair Value Measurement (Topic 820): Investment Companies with Equity Securities Subject to Contractual Sale Restrictions. ASU 2026-03 requires investment companies to consider the effects of certain contractual sale restrictions when measuring the fair value of equity securities and to provide related disclosures. ASU 2026-03 is effective for fiscal years beginning after December 15, 2027, and interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of adopting ASU 2026-03; however, it does not currently expect the implementation of the standard to have a material effect on the Fund's financial statements.
12

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2026
Notes to Financial Statements — continued

2 Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended August 31, 2026 and August 31, 2025 was as follows:
	Year Ended August 31,
	2026	2025
Ordinary income	$5,807,143	$2,102,751
Long-term capital gains	$53,932,651	$41,273,133
During the year ended August 31, 2026, distributable earnings was decreased by $40,820,004 and paid-in capital was increased by $40,820,004 due to the Fund’s use of equalization accounting and differences between book and tax accounting, primarily for redemptions in-kind. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of August 31, 2026, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$12,027,902
Undistributed long-term capital gains	21,697,038
Net unrealized appreciation	352,693,126
Distributable earnings	$386,418,066
The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$451,332,876
Gross unrealized appreciation	$356,524,239
Gross unrealized depreciation	(4,081,687)
Net unrealized appreciation	$352,442,552
13

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2026
Notes to Financial Statements — continued

3 Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.675%
$500 million but less than $1 billion	0.590%
$1 billion but less than $1.5 billion	0.520%
$1.5 billion but less than $2 billion	0.490%
$2 billion but less than $2.5 billion	0.470%
$2.5 billion and over	0.450%
In addition, EVM’s fee is subject to an upward or downward performance adjustment of up to 0.15% (annually) of the average daily net assets of the Fund depending on whether, and to what extent, the investment performance of the Fund differs by at least one percentage point from the record of the MSCI World Health Care Index over a 36-month performance period. For the year ended August 31, 2026, the investment adviser fee, including a downward performance adjustment of $265,644, amounted to $4,969,002 or 0.61% of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Fund. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended August 31, 2026, the investment adviser fee paid was reduced by $2,629 relating to the Fund’s investment in the Liquidity Fund.
The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the year ended August 31, 2026, the administration fee amounted to $1,222,791.
EVM and EVAIL have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, any performance-based adjustment to an asset-based investment advisory fee, borrowing costs, taxes or litigation expenses) exceed 1.15%, 1.90%, 0.90% and 1.40% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after January 1, 2027. Pursuant to this agreement, EVM and EVAIL waived and/or reimbursed $448,046 in total of the Fund’s operating expenses for the year ended August 31, 2026.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended August 31, 2026, EVM earned $156,220 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,203 as its portion of the sales charge on sales of Class A shares for the year ended August 31, 2026. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4 Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended August 31, 2026 amounted to $1,437,041 for Class A shares.
The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended August 31, 2026, the Fund paid or accrued to EVD $117,834 for Class C shares.
14

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2026
Notes to Financial Statements — continued

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the year ended August 31, 2026, the Fund paid or accrued to EVD $126,583 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended August 31, 2026 amounted to $39,278 and $126,583 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5 Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended August 31, 2026, the Fund was informed that EVD received $247 and $760 of CDSCs paid by Class A and Class C shareholders, respectively.
6 Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $240,185,514 and $324,829,373, respectively, for the year ended August 31, 2026. In-kind sales for the year ended August 31, 2026 aggregated $53,162,068.
7 Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended August 31, 2026		Year Ended August 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	826,052	$ 10,775,165	995,825	$13,528,246
Issued to shareholders electing to receive payments of distributions in Fund shares	2,907,065	38,082,547	1,984,694	27,091,075
Redemptions	(7,431,259)	(97,020,476)	(7,402,605)	(99,175,061)
Net decrease	(3,698,142)	$(48,162,764)	(4,422,086)	$(58,555,740)
Class C
Sales	54,995	$ 715,521	158,128	$ 2,156,471
Issued to shareholders electing to receive payments of distributions in Fund shares	84,336	1,107,333	69,384	949,167
Redemptions	(545,900)	(7,081,662)	(511,770)	(6,844,505)
Net decrease	(406,569)	$ (5,258,808)	(284,258)	$(3,738,867)
15

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2026
Notes to Financial Statements — continued

	Year Ended August 31, 2026		Year Ended August 31, 2025
	Shares	Amount	Shares	Amount
Class I
Sales	5,136,219	$ 69,219,039	1,988,838	$27,983,692
Issued to shareholders electing to receive payments of distributions in Fund shares	791,211	10,776,299	589,818	8,340,029
Redemptions	(7,558,353)	(101,693,466)	(4,118,614)	(56,299,603)
Net decrease	(1,630,923)	$(21,698,128)	(1,539,958)	$(19,975,882)
Class R
Sales	312,113	$ 4,418,791	264,956	$ 3,912,119
Issued to shareholders electing to receive payments of distributions in Fund shares	227,258	3,279,337	151,493	2,261,796
Redemptions	(770,338)	(11,115,177)	(732,602)	(10,843,001)
Net decrease	(230,967)	$ (3,417,049)	(316,153)	$(4,669,086)
8 Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended August 31, 2026.
9 Affiliated Investments
At August 31, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $5,492,356, which represents 0.7% of the Fund's net assets. Transactions in such investments by the Fund for the year ended August 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$812,863	$102,530,502	$(97,851,009)	$ —	$ —	$5,492,356	$66,654	5,492,356
10 Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
16

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2026
Notes to Financial Statements — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At August 31, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Biotechnology	$162,031,757	$11,292,834	$ —	$173,324,591
Health Care Equipment	79,508,865	13,501,439	—	93,010,304
Health Care Services	28,676,344	—	—	28,676,344
Health Care Supplies	13,995,661	1,953,575	—	15,949,236
Health Care Technology	10,908,780	—	—	10,908,780
Life Sciences Tools & Services	54,492,989	14,802,543	—	69,295,532
Managed Health Care	42,581,594	—	—	42,581,594
Pharmaceuticals	251,478,609	113,058,082	—	364,536,691
Total Common Stocks	$643,674,599	$154,608,473 *	$ —	$798,283,072
Short-Term Investments	$5,492,356	$ —	$ —	$5,492,356
Total Investments	$649,166,955	$154,608,473	$ —	$803,775,428

*
Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

11 Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Concentration of Risk
As the Fund invests a significant portion of its assets in pharmaceutical, biotechnology, life sciences, and health care equipment and services companies, it may be affected by developments that adversely affect such companies. These developments include product obsolescence, the failure of a company to develop new products and the expiration of patent rights. The value of the Fund’s shares can also be impacted by regulatory activities that affect health sciences companies. The Fund has historically held approximately 60 stocks or less at any one time; therefore, it is more sensitive to developments affecting particular stocks than would be a more broadly diversified fund.
17

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2026
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Worldwide Health Sciences Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Worldwide Health Sciences Fund (the "Fund") (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of August 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 19, 2026
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
18

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2026
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2027 will show the tax status of all distributions paid to your account in calendar year 2026. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended August 31, 2026, the Fund designates approximately $13,907,618, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2026 ordinary income dividends, 82.22% qualifies for the corporate dividends received deduction.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2026, $42,097,014 or, if subsequently determined to be different, the net capital gain of such year.
19

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2026
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 11, 2026, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2026, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
• Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
• Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and the cost allocation methodology used to determine such analyses;
Information about Portfolio Management and Trading
• Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
• Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
• Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
• Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
• Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
1 Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
20

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2026
Board of Trustees’ Contract Approval — continued

• Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
• Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
• Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
• Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
• Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
• Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
• Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
• Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
• Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
• Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 11, 2026 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Worldwide Health Sciences Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the Adviser and Eaton Vance Advisers International
21

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2026
Board of Trustees’ Contract Approval — continued

Ltd. (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser. With respect to the Sub-adviser, the Board considered the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement. In particular, the Board considered the abilities and experience of the Adviser’s and the Sub-adviser’s investment professionals in investing in equity securities, particularly in managing health sciences portfolios and in the health care sector more broadly. The Board also considered the international investment capabilities of the Sub-adviser, which is based in London, and the benefits to the Fund of having portfolio management services involving investments in international equities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2025. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary performance benchmark index for the three-year period. On the basis of the foregoing, the performance of the Fund over other periods, and other relevant information provided by the Adviser in response to requests from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2025, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
22

Eaton Vance
Worldwide Health Sciences Fund
August 31, 2026
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are not excessive.
The Board also considered direct and indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund and the other Eaton Vance Funds, including, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agent(s), and research received by the Adviser and/or the Sub-adviser generated from commission dollars spent on funds’ portfolio trading.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
23

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ETHSX-NCSR 8.31.26

Eaton Vance
Equity Strategy Fund
Annual Financial Statements and
Additional Information
August 31, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information August 31, 2026
Eaton Vance
Equity Strategy Fund

Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Equity Strategy Fund
August 31, 2026
Portfolio of Investments

Common Stocks — 85.9%

Security	Shares	Value
Aerospace & Defense — 3.5%
AeroVironment, Inc.(1)(2)	7,010	$ 1,039,934
Airbus SE	5,067	1,156,413
BAE Systems PLC	47,060	1,291,124
Boeing Co.(1)	5,502	1,143,206
Chemring Group PLC	168,855	1,247,950
General Dynamics Corp.	5,238	1,945,131
General Electric Co.	9,158	3,074,432
Howmet Aerospace, Inc.	6,048	1,481,458
Kratos Defense & Security Solutions, Inc.(1)	21,822	1,112,486
L3Harris Technologies, Inc.	4,496	1,197,060
Lockheed Martin Corp.	2,168	1,216,747
Mercury Systems, Inc.(1)	12,480	1,089,878
Northrop Grumman Corp.	2,410	1,300,677
RTX Corp.	7,221	1,500,018
Saab AB, Class B	18,979	1,254,205
		$ 21,050,719
Automobiles — 0.9%
Tesla, Inc.(1)	13,974	$ 5,141,733
		$ 5,141,733
Banks — 10.9%
Banc of California, Inc.	63,977	$ 1,191,252
Banca Monte dei Paschi di Siena SpA	88,634	1,191,051
Banco Bilbao Vizcaya Argentaria SA	91,405	2,644,571
Banco de Sabadell SA	289,075	1,216,867
Banco Santander SA	225,948	3,306,477
Bank of America Corp.	34,840	2,157,990
BNP Paribas SA	43,130	5,134,946
CaixaBank SA	82,101	1,251,864
Chiba Bank Ltd.(2)	77,425	1,358,631
Citigroup, Inc.	9,088	1,196,163
Citizens Financial Group, Inc.	17,199	1,184,495
Fifth Third Bancorp	21,764	1,170,250
Fukuoka Financial Group, Inc.	28,348	1,391,976
Gunma Bank Ltd.	79,428	1,405,780
Hirogin Holdings, Inc.	97,098	1,455,686
Huntington Bancshares, Inc.	70,199	1,171,270
ING Groep NV	40,093	1,419,312
Intesa Sanpaolo SpA	208,299	1,641,019
Japan Post Bank Co. Ltd.	79,265	1,678,736
JPMorgan Chase & Co.	12,222	4,351,276
Kyushu Financial Group, Inc.	139,950	1,383,166
M&T Bank Corp.	4,933	1,154,026
Security	Shares	Value
Banks (continued)
Mizuho Financial Group, Inc.	39,371	$ 2,097,234
National Bank of Greece SA	63,851	1,247,874
Piraeus Bank SA	104,793	1,246,821
Regions Financial Corp.	40,615	1,213,576
Resona Holdings, Inc.	91,532	1,435,249
Shizuoka Financial Group, Inc.	62,402	1,433,037
Societe Generale SA	13,538	1,140,390
Sumitomo Mitsui Financial Group, Inc.	43,101	1,850,229
Sumitomo Mitsui Trust Group, Inc.	141,221	1,563,355
Swedbank AB, Class A	30,877	1,209,614
Truist Financial Corp.	24,240	1,201,819
UMB Financial Corp.	10,955	1,551,557
UniCredit SpA	18,540	1,809,505
United Bankshares, Inc.	27,443	1,293,389
Wells Fargo & Co.	21,511	1,858,335
Western Alliance Bancorp	15,191	1,186,873
Wintrust Financial Corp.	8,193	1,231,899
Yokohama Financial Group, Inc.	108,896	1,321,790
		$ 65,949,350
Beverages — 0.4%
Coca-Cola Co.	27,944	$ 2,477,795
		$ 2,477,795
Biotechnology — 0.8%
AbbVie, Inc.	8,267	$ 2,119,824
Amgen, Inc.	3,055	1,313,283
Gilead Sciences, Inc.	11,073	1,620,423
		$ 5,053,530
Broadline Retail — 2.7%
Amazon.com, Inc.(1)	58,483	$ 15,192,129
Macy's, Inc.	51,295	1,126,438
		$ 16,318,567
Building Products — 0.4%
Carrier Global Corp.	19,817	$ 1,153,746
Johnson Controls International PLC	10,478	1,448,478
		$ 2,602,224
Capital Markets — 1.8%
Blackstone, Inc.	9,581	$ 1,372,383
Charles Schwab Corp.	11,361	1,247,665
Goldman Sachs Group, Inc.	2,001	2,052,826
KKR & Co., Inc.	10,953	1,201,763
Nomura Holdings, Inc.	130,397	1,327,660
1
See Notes to Financial Statements.

Eaton Vance
Equity Strategy Fund
August 31, 2026
Portfolio of Investments — continued

Security	Shares	Value
Capital Markets (continued)
Northern Trust Corp.	6,693	$ 1,241,953
S&P Global, Inc.	2,831	1,233,863
SBI Holdings, Inc.(2)	65,578	1,354,793
		$ 11,032,906
Chemicals — 0.9%
Air Products and Chemicals, Inc.	4,176	$ 1,292,305
Corteva, Inc.	16,316	1,380,823
Linde PLC	2,861	1,400,688
PPG Industries, Inc.	10,697	1,199,883
		$ 5,273,699
Commercial Services & Supplies — 0.4%
SPIE SA(2)	23,053	$ 1,164,619
Waste Management, Inc.	5,350	1,171,222
		$ 2,335,841
Communications Equipment — 0.8%
Arista Networks, Inc.(1)	8,671	$ 1,696,828
Ciena Corp.(1)	3,176	1,215,773
Cisco Systems, Inc.	19,717	2,178,531
		$ 5,091,132
Construction & Engineering — 0.2%
Quanta Services, Inc.	1,800	$ 1,092,762
		$ 1,092,762
Consumer Finance — 0.2%
American Express Co.	3,559	$ 1,175,075
		$ 1,175,075
Consumer Staples Distribution & Retail — 0.4%
Walmart, Inc.	24,570	$ 2,576,656
		$ 2,576,656
Electric Utilities — 3.1%
American Electric Power Co., Inc.	9,656	$ 1,182,184
Constellation Energy Corp.	4,711	1,294,441
EDP SA	236,793	1,285,884
Enel SpA	332,737	3,638,600
Entergy Corp.	11,262	1,197,263
Exelon Corp.	27,061	1,183,107
Iberdrola SA	250,454	5,831,017
Security	Shares	Value
Electric Utilities (continued)
NextEra Energy, Inc.	14,788	$ 1,217,644
SSE PLC	66,956	2,201,016
		$ 19,031,156
Electrical Equipment — 3.0%
Eaton Corp. PLC	4,064	$ 1,633,240
GE Vernova, Inc.	2,475	2,223,862
Nexans SA	13,655	2,211,836
NKT AS(1)	19,643	2,791,318
Nordex SE(1)	55,411	2,432,953
nVent Electric PLC	8,166	1,231,024
Prysmian SpA	8,755	1,223,745
Siemens Energy AG	11,142	1,835,171
Vestas Wind Systems AS	85,156	2,823,833
		$ 18,406,982
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	7,758	$ 1,230,031
Corning, Inc.	9,634	1,432,865
Next Vision Stabilized Systems Ltd.	16,896	1,182,580
		$ 3,845,476
Energy Equipment & Services — 0.3%
SLB Ltd.	26,807	$ 1,611,101
		$ 1,611,101
Entertainment — 0.3%
Netflix, Inc.(1)	20,495	$ 1,661,120
		$ 1,661,120
Financial Services — 1.8%
Berkshire Hathaway, Inc., Class B(1)	7,087	$ 3,572,060
Fiserv, Inc.(1)	23,122	1,232,634
Mastercard, Inc., Class A	4,210	2,480,995
ORIX Corp.	37,305	1,451,381
Visa, Inc., Class A	6,453	2,448,075
		$ 11,185,145
Food Products — 0.3%
Danone SA	26,286	$ 1,960,250
		$ 1,960,250
Ground Transportation — 0.6%
CSX Corp.	25,734	$ 1,299,824
2
See Notes to Financial Statements.

Eaton Vance
Equity Strategy Fund
August 31, 2026
Portfolio of Investments — continued

Security	Shares	Value
Ground Transportation (continued)
Uber Technologies, Inc.(1)	16,864	$ 1,275,762
Union Pacific Corp.	4,001	1,202,981
		$ 3,778,567
Health Care Equipment & Supplies — 0.8%
Abbott Laboratories	11,106	$ 1,225,658
Boston Scientific Corp.(1)	24,550	1,185,765
Insulet Corp.(1)	8,026	1,193,145
Intuitive Surgical, Inc.(1)	3,241	1,221,404
		$ 4,825,972
Health Care Providers & Services — 4.0%
Cencora, Inc.	4,905	$ 1,587,258
Centene Corp.(1)	35,767	2,301,249
Cigna Group	8,877	2,450,762
CVS Health Corp.	32,164	3,020,521
Elevance Health, Inc.	8,288	3,253,372
Humana, Inc.	8,758	3,356,328
McKesson Corp.	1,824	1,614,824
Molina Healthcare, Inc.(1)	7,712	1,532,914
UnitedHealth Group, Inc.	12,982	5,055,321
		$ 24,172,549
Hotels, Restaurants & Leisure — 1.0%
Booking Holdings, Inc.	6,583	$ 1,310,609
Expedia Group, Inc.	3,682	1,167,636
Marriott International, Inc., Class A	3,482	1,190,008
Red Rock Resorts, Inc., Class A	19,705	1,106,633
Starbucks Corp.	11,883	1,262,569
		$ 6,037,455
Household Durables — 0.4%
Century Communities, Inc.	17,091	$ 1,154,497
PulteGroup, Inc.	9,243	1,167,576
		$ 2,322,073
Household Products — 0.2%
Procter & Gamble Co.	8,430	$ 1,223,362
		$ 1,223,362
Independent Power and Renewable Electricity Producers — 0.3%
RWE AG	30,405	$ 2,068,059
		$ 2,068,059
Security	Shares	Value
Industrial Conglomerates — 0.2%
Siemens AG	3,823	$ 1,267,356
		$ 1,267,356
Industrial REITs — 0.2%
Prologis, Inc.	7,863	$ 1,100,191
		$ 1,100,191
Insurance — 1.2%
Allianz SE	2,804	$ 1,462,329
American International Group, Inc.	16,022	1,223,440
Hartford Insurance Group, Inc.	9,230	1,268,017
Markel Group, Inc.(1)	937	1,689,327
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,943	1,769,008
		$ 7,412,121
Interactive Media & Services — 4.5%
Alphabet, Inc., Class A	41,319	$ 14,021,603
Alphabet, Inc., Class C	17,496	5,868,333
Meta Platforms, Inc., Class A	12,632	7,229,799
		$ 27,119,735
IT Services — 0.9%
Accenture PLC, Class A	7,115	$ 1,350,142
Cloudflare, Inc., Class A(1)	4,427	1,350,722
International Business Machines Corp.	5,259	1,229,922
Snowflake, Inc.(1)	3,820	1,266,063
		$ 5,196,849
Leisure Products — 0.2%
YETI Holdings, Inc.(1)(2)	27,729	$ 1,138,275
		$ 1,138,275
Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc.	2,062	$ 1,272,460
		$ 1,272,460
Machinery — 1.6%
Caterpillar, Inc.	3,401	$ 2,712,195
Cummins, Inc.	2,054	1,159,278
Deere & Co.	2,074	1,358,283
FANUC Corp.	32,606	1,221,783
PACCAR, Inc.	14,246	1,768,356
Parker-Hannifin Corp.	1,257	1,231,156
		$ 9,451,051
3
See Notes to Financial Statements.

Eaton Vance
Equity Strategy Fund
August 31, 2026
Portfolio of Investments — continued

Security	Shares	Value
Media — 0.4%
Fox Corp., Class B	21,520	$ 1,295,934
News Corp., Class B	37,231	1,281,119
		$ 2,577,053
Metals & Mining — 0.7%
Freeport-McMoRan, Inc.	17,624	$ 1,334,842
Newmont Corp.	11,796	1,487,004
Nucor Corp.	4,738	1,182,794
		$ 4,004,640
Multi-Utilities — 1.6%
E.ON SE	92,559	$ 1,911,302
Engie SA	60,687	1,733,585
National Grid PLC	160,027	2,524,583
Sempra	14,105	1,152,378
Unitil Corp.	24,715	1,323,241
Veolia Environnement SA	30,604	1,156,876
		$ 9,801,965
Office REITs — 0.6%
BXP, Inc.	18,142	$ 1,233,474
SL Green Realty Corp.(2)	21,207	1,187,168
Vornado Realty Trust	31,871	1,191,338
		$ 3,611,980
Oil, Gas & Consumable Fuels — 1.6%
Antero Midstream Corp.	66,556	$ 1,492,186
Chevron Corp.	6,627	1,366,090
ConocoPhillips	9,860	1,306,351
Devon Energy Corp.	28,951	1,404,413
ExxonMobil Holdings Corp.	15,292	2,461,247
Targa Resources Corp.	4,763	1,398,655
		$ 9,428,942
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	17,522	$ 1,366,716
		$ 1,366,716
Pharmaceuticals — 1.9%
AstraZeneca PLC	7,421	$ 1,196,399
Eli Lilly & Co.	3,547	4,102,921
Johnson & Johnson	8,374	2,226,228
Merck & Co., Inc.	11,967	1,768,244
Novartis AG	15,685	2,385,709
		$ 11,679,501
Security	Shares	Value
Professional Services — 1.3%
Automatic Data Processing, Inc.	4,451	$ 1,273,698
CACI International, Inc., Class A(1)	2,347	1,462,205
Leidos Holdings, Inc.	9,187	1,288,109
Parsons Corp.(1)	25,696	1,249,853
Paychex, Inc.	10,323	1,314,531
Science Applications International Corp.	9,830	1,260,403
		$ 7,848,799
Semiconductors & Semiconductor Equipment — 13.4%
Advanced Micro Devices, Inc.(1)	12,270	$ 5,775,734
Advantest Corp.	6,428	1,345,299
Analog Devices, Inc.	3,330	1,205,926
Applied Materials, Inc.	4,753	2,178,728
ASML Holding NV	1,702	2,886,647
Broadcom, Inc.	30,287	11,216,488
Disco Corp.	3,420	1,227,759
Intel Corp.(1)	30,390	2,720,209
KLA Corp.	8,228	1,443,603
Lam Research Corp.	8,117	2,447,194
Marvell Technology, Inc.	5,286	1,118,835
Micron Technology, Inc.	8,083	7,749,415
NVIDIA Corp.	132,475	29,247,830
Qualcomm, Inc.	7,718	1,315,765
SK hynix, Inc. GDR(3)	1,045	1,268,441
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	12,731	5,287,439
Texas Instruments, Inc.	4,488	1,170,964
Tokyo Electron Ltd.	3,651	1,277,855
		$ 80,884,131
Software — 6.5%
Adobe, Inc.(1)	4,660	$ 1,364,401
C3.ai, Inc., Class A(1)(2)	122,266	1,322,918
Crowdstrike Holdings, Inc., Class A(1)	6,271	1,448,601
Datadog, Inc., Class A(1)	5,222	1,237,823
Intuit, Inc.	3,597	1,292,402
Microsoft Corp.	44,310	22,478,020
Oracle Corp.	8,835	1,317,475
Palantir Technologies, Inc., Class A(1)	14,048	2,618,266
Palo Alto Networks, Inc.(1)	4,461	1,704,682
Salesforce, Inc.	6,115	1,574,857
ServiceNow, Inc.(1)	10,142	1,500,915
Zscaler, Inc.(1)	7,503	1,413,453
		$ 39,273,813
4
See Notes to Financial Statements.

Eaton Vance
Equity Strategy Fund
August 31, 2026
Portfolio of Investments — continued

Security	Shares	Value
Specialized REITs — 0.2%
Public Storage	3,739	$ 1,147,836
		$ 1,147,836
Specialty Retail — 1.5%
Abercrombie & Fitch Co., Class A(1)	11,429	$ 1,635,261
Boot Barn Holdings, Inc.(1)(2)	7,440	1,120,687
Home Depot, Inc.	3,990	1,308,042
Sally Beauty Holdings, Inc.(1)(2)	74,181	1,215,085
Signet Jewelers Ltd.(2)	14,150	1,164,262
TJX Cos., Inc.	8,343	1,117,211
Tractor Supply Co.	37,556	1,310,705
		$ 8,871,253
Technology Hardware, Storage & Peripherals — 4.7%
Apple, Inc.	67,282	$ 21,318,302
Dell Technologies, Inc., Class C	2,748	1,253,115
Sandisk Corp.(1)	775	1,214,193
Seagate Technology Holdings PLC	1,568	1,298,900
Western Digital Corp.	7,742	3,488,158
		$ 28,572,668
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp.(1)	13,263	$ 1,154,942
		$ 1,154,942
Tobacco — 0.2%
Philip Morris International, Inc.	6,921	$ 1,296,303
		$ 1,296,303
Trading Companies & Distributors — 0.3%
United Rentals, Inc.	1,474	$ 1,530,012
		$ 1,530,012
Water Utilities — 0.4%
Severn Trent PLC	31,730	$ 1,343,883
United Utilities Group PLC	71,015	1,368,182
		$ 2,712,065
Wireless Telecommunication Services — 0.2%
SoftBank Group Corp.	36,839	$ 1,186,755
		$ 1,186,755
Total Common Stocks (identified cost $307,014,822)		$520,208,668

Exchange-Traded Funds — 11.4%

Security	Shares	Value
Equity Funds — 11.4%
Franklin FTSE China ETF	336,545	$ 7,292,930
Franklin FTSE Latin America ETF	81,874	2,241,710
Franklin FTSE South Korea ETF(2)	53,068	3,163,914
iShares Core MSCI Emerging Markets ETF	358,283	29,282,470
iShares MSCI Brazil ETF(2)	306,134	11,030,008
iShares MSCI South Korea ETF	31,170	5,637,406
iShares MSCI Taiwan ETF(2)	92,608	10,004,443
Total Exchange-Traded Funds (identified cost $54,348,221)		$ 68,652,881

Short-Term Investments — 3.7%

Affiliated Fund — 1.8%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.58%(4)	11,189,122	$ 11,189,122
Total Affiliated Fund (identified cost $11,189,122)		$ 11,189,122

Securities Lending Collateral — 1.9%

Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.70%(5)	11,402,356	$ 11,402,356
Total Securities Lending Collateral (identified cost $11,402,356)		$ 11,402,356
Total Short-Term Investments (identified cost $22,591,478)		$ 22,591,478
Total Investments — 101.0% (identified cost $383,954,521)		$611,453,027
Other Assets, Less Liabilities — (1.0)%		$ (5,891,795)
Net Assets — 100.0%		$605,561,232

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at August 31, 2026. The aggregate market value of securities on loan at August 31, 2026 was $22,936,127.
5
See Notes to Financial Statements.

Eaton Vance
Equity Strategy Fund
August 31, 2026
Portfolio of Investments — continued

(3)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2026, the aggregate value of these securities is $1,268,441 or 0.2% of the Fund's net assets.

(4)	May be deemed to be an affiliated investment company (see Note 11). The rate shown is the annualized seven-day yield as of August 31, 2026.
(5)	Represents investment of cash collateral received in connection with securities lending.

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	70.5%	$426,795,078
Japan	4.7	28,768,154
France	2.6	15,658,915
Spain	2.4	14,250,796
Germany	2.1	12,746,178
United Kingdom	1.8	11,173,137
Italy	1.6	9,503,920
Denmark	0.9	5,615,151
Taiwan	0.9	5,287,439
Netherlands	0.7	4,305,959
Greece	0.4	2,494,695
Sweden	0.4	2,463,819
Portugal	0.2	1,285,884
Republic of Korea	0.2	1,268,441
Israel	0.2	1,182,580
Exchange-Traded Funds	11.4	68,652,881
Total Investments	101.0%	$611,453,027

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
MSCI USA Index	51	Long	9/18/26	$18,233,520	$(43,861)
					$(43,861)

Abbreviations:
ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
REITs	– Real Estate Investment Trusts
6
See Notes to Financial Statements.

Eaton Vance
Equity Strategy Fund
August 31, 2026
Statement of Assets and Liabilities

August 31, 2026
Assets
Unaffiliated investments, at value (identified cost $372,765,399) — including $22,936,127 of securities on loan	$600,263,905
Affiliated investments, at value (identified cost $11,189,122)	11,189,122
Deposits for derivatives collateral - futures contracts	2,056,402
Foreign currency, at value (identified cost $2,810,909)	2,800,777
Dividends receivable	281,857
Dividends receivable from affiliated investments	40,508
Receivable for Fund shares sold	1,016,086
Securities lending income receivable	4,447
Receivable for variation margin on open futures contracts	22,170
Tax reclaims receivable	957,409
Receivable from affiliates	8,042
Trustees' deferred compensation plan	102,158
Total assets	$618,742,883
Liabilities
Collateral for securities loaned	$11,402,356
Payable for Fund shares redeemed	1,038,987
Payable to affiliates:
Investment adviser and administration fee	378,580
Distribution and service fees	45,460
Sub-transfer agency fee	1,184
Trustees' deferred compensation plan	102,158
Accrued expenses	212,926
Total liabilities	$13,181,651
Net Assets	$605,561,232
Sources of Net Assets
Paid-in capital	$337,579,522
Distributable earnings	267,981,710
Net Assets	$605,561,232
Class A Shares
Net Assets	$165,595,532
Shares Outstanding	8,130,146
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$20.37
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$21.50
Class C Shares
Net Assets	$11,609,364
Shares Outstanding	588,120
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$19.74
Class I Shares
Net Assets	$428,356,336
Shares Outstanding	20,985,284
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$20.41

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
7
See Notes to Financial Statements.

Eaton Vance
Equity Strategy Fund
August 31, 2026
Statement of Operations

Year Ended
August 31, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $386,865)	$8,330,172
Dividend income from affiliated investments	428,130
Interest income	1,250
Securities lending income, net	74,665
Total investment income	$8,834,217
Expenses
Investment adviser and administration fee	$3,982,445
Distribution and service fees:
Class A	409,584
Class C	138,074
Trustees’ fees and expenses	29,946
Custodian fee	177,103
Transfer and dividend disbursing agent fees	228,784
Legal and accounting services	115,031
Printing and postage	43,470
Registration fees	31,537
Miscellaneous	69,817
Total expenses	$5,225,791
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$158,223
Total expense reductions	$158,223
Net expenses	$5,067,568
Net investment income	$3,766,649
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$53,216,357
Foreign currency transactions	80,736
Capital gain distributions received	180,289
Net realized gain	$53,477,382
Change in unrealized appreciation (depreciation):
Investments	$41,798,734
Futures contracts	(43,861)
Foreign currency	(24,262)
Net change in unrealized appreciation (depreciation)	$41,730,611
Net realized and unrealized gain	$95,207,993
Net increase in net assets from operations	$98,974,642
8
See Notes to Financial Statements.

Eaton Vance
Equity Strategy Fund
August 31, 2026
Statements of Changes in Net Assets

	Year Ended August 31,
	2026	2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$3,766,649	$6,177,954
Net realized gain	53,477,382	93,682,568
Net change in unrealized appreciation (depreciation)	41,730,611	(39,301,890)
Net increase in net assets from operations	$98,974,642	$60,558,632
Distributions to shareholders:
Class A	$(25,099,710)	$(6,442,090)
Class C	(2,246,409)	(645,569)
Class I	(45,333,238)	(19,876,791)
Total distributions to shareholders	$(72,679,357)	$(26,964,450)
Transactions in shares of beneficial interest:
Class A	$(5,394,694)	$(24,560,736)
Class C	(4,734,704)	(6,447,767)
Class I	119,698,697	(254,547,920)
Net increase (decrease) in net assets from Fund share transactions	$109,569,299	$(285,556,423)
Net increase (decrease) in net assets	$135,864,584	$(251,962,241)
Net Assets
At beginning of year	$469,696,648	$721,658,889
At end of year	$605,561,232	$469,696,648
9
See Notes to Financial Statements.

Eaton Vance
Equity Strategy Fund
August 31, 2026
Financial Highlights

	Class A
	Year Ended August 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$19.87	$18.84	$17.09	$16.35	$21.35
Income (Loss) From Operations
Net investment income(1)	$0.11	$0.14	$0.15	$0.19	$0.18
Net realized and unrealized gain (loss)	3.63	1.59	3.00	1.43	(2.70)
Total income (loss) from operations	$3.74	$1.73	$3.15	$1.62	$(2.52)
Less Distributions
From net investment income	$(0.17)	$(0.11)	$(0.19)	$(0.09)	$(0.37)
From net realized gain	(3.07)	(0.59)	(1.21)	(0.79)	(2.11)
Total distributions	$(3.24)	$(0.70)	$(1.40)	$(0.88)	$(2.48)
Net asset value — End of year	$20.37	$19.87	$18.84	$17.09	$16.35
Total Return(2)	20.71%	9.53%	19.67%	10.44%	(13.48)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$165,596	$165,159	$180,756	$170,105	$167,077
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.13%	1.20%	1.19%	1.20%	1.18%
Net expenses(4)	1.10%	1.20%	1.19%	1.20%	1.18%
Net investment income	0.57%	0.75%	0.86%	1.13%	0.94%
Portfolio Turnover	190%	56%	35%	35%	33%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(4)
Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund
(equal to less than 0.005% of average daily net assets for the years ended August 31, 2026, 2025 and 2024 and less than 0.01% of average daily net assets for the years ended August 31, 2023 and 2022).

10
See Notes to Financial Statements.

Eaton Vance
Equity Strategy Fund
August 31, 2026
Financial Highlights — continued

	Class C
	Year Ended August 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$19.32	$18.35	$16.65	$15.98	$20.90
Income (Loss) From Operations
Net investment income (loss)(1)	$(0.04)	$0.00 (2)	$0.02	$0.07	$0.03
Net realized and unrealized gain (loss)	3.53	1.55	2.93	1.39	(2.65)
Total income (loss) from operations	$3.49	$1.55	$2.95	$1.46	$(2.62)
Less Distributions
From net investment income	$—	$—	$(0.04)	$—	$(0.19)
From net realized gain	(3.07)	(0.58)	(1.21)	(0.79)	(2.11)
Total distributions	$(3.07)	$(0.58)	$(1.25)	$(0.79)	$(2.30)
Net asset value — End of year	$19.74	$19.32	$18.35	$16.65	$15.98
Total Return(3)	19.81%	8.71%	18.82%	9.59%	(14.18)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$11,609	$16,067	$21,704	$24,526	$32,995
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.88%	1.95%	1.94%	1.95%	1.93%
Net expenses(5)	1.85%	1.95%	1.94%	1.95%	1.93%
Net investment income (loss)	(0.18)%	0.00%(6)	0.12%	0.42%	0.17%
Portfolio Turnover	190%	56%	35%	35%	33%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5)
Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund
(equal to less than 0.005% of average daily net assets for the years ended August 31, 2026, 2025 and 2024 and less than 0.01% of average daily net assets for the years ended August 31, 2023 and 2022).

(6)	Amount is less than 0.005%.
11
See Notes to Financial Statements.

Eaton Vance
Equity Strategy Fund
August 31, 2026
Financial Highlights — continued

	Class I
	Year Ended August 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$19.91	$18.88	$17.12	$16.39	$21.40
Income (Loss) From Operations
Net investment income(1)	$0.16	$0.19	$0.19	$0.22	$0.22
Net realized and unrealized gain (loss)	3.63	1.59	3.01	1.44	(2.70)
Total income (loss) from operations	$3.79	$1.78	$3.20	$1.66	$(2.48)
Less Distributions
From net investment income	$(0.22)	$(0.16)	$(0.23)	$(0.14)	$(0.42)
From net realized gain	(3.07)	(0.59)	(1.21)	(0.79)	(2.11)
Total distributions	$(3.29)	$(0.75)	$(1.44)	$(0.93)	$(2.53)
Net asset value — End of year	$20.41	$19.91	$18.88	$17.12	$16.39
Total Return(2)	21.00%	9.79%	19.99%	10.68%	(13.27)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$428,356	$288,471	$519,198	$531,680	$557,452
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.88%	0.95%	0.94%	0.95%	0.93%
Net expenses(4)	0.85%	0.95%	0.94%	0.95%	0.93%
Net investment income	0.80%	1.01%	1.11%	1.36%	1.19%
Portfolio Turnover	190%	56%	35%	35%	33%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(4)
Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund
(equal to less than 0.005% of average daily net assets for the years ended August 31, 2026, 2025 and 2024 and less than 0.01% of average daily net assets for the years ended August 31, 2023 and 2022).

12
See Notes to Financial Statements.

Eaton Vance
Equity Strategy Fund
August 31, 2026
Notes to Financial Statements

1 Significant Accounting Policies
Eaton Vance Equity Strategy Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. As a result of several court cases in certain countries across the European Union (EU), the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries. Income recognized, if any, for EU reclaims and interest thereon is reflected as other income in the Statement of Operations, and any related receivable, if any, is reflected as European Union tax reclaims receivable in the Statement of Assets and Liabilities. Any fees associated with these filings are reflected in miscellaneous expenses in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, may reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their
13

Eaton Vance
Equity Strategy Fund
August 31, 2026
Notes to Financial Statements — continued

income tax returns. In the event that EU reclaims received by the Fund during a fiscal year exceed foreign withholding taxes paid by the Fund, and the Fund previously passed through to its shareholders foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund may be required to enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the Fund’s shareholders. Interest income is recorded on the basis of interest accrued.
D Federal and Other Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of August 31, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid. The adoption of ASU 2023-09 did not result in any changes to the Fund's financial statement presentation or disclosure.
E Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expenses do not include the Fund’s pro rata share of the indirect expenses borne by the Fund from its investments in exchange-traded funds.
F Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I Futures Contracts—Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
K Recently Issued Accounting Pronouncements—In September 2026, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2026-03, Fair Value Measurement (Topic 820): Investment Companies with Equity Securities Subject to Contractual Sale Restrictions. ASU 2026-03 requires investment companies to consider the effects of certain contractual sale restrictions when measuring the fair value of equity securities and to provide related disclosures. ASU 2026-03 is effective for fiscal years beginning after December 15, 2027, and interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of adopting ASU 2026-03; however, it does not currently expect the implementation of the standard to have a material effect on the Fund's financial statements.
14

Eaton Vance
Equity Strategy Fund
August 31, 2026
Notes to Financial Statements — continued

2 Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended August 31, 2026 and August 31, 2025 was as follows:
	Year Ended August 31,
	2026	2025
Ordinary income	$4,402,760	$5,619,212
Long-term capital gains	$68,276,597	$21,345,238
During the year ended August 31, 2026, distributable earnings was decreased by $9,150,460 and paid-in capital was increased by $9,150,460 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of August 31, 2026, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$10,606,602
Undistributed long-term capital gains	36,417,192
Net unrealized appreciation	220,957,916
Distributable earnings	$267,981,710
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at August 31, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$390,560,593
Gross unrealized appreciation	$227,522,932
Gross unrealized depreciation	(6,630,498)
Net unrealized appreciation	$220,892,434
15

Eaton Vance
Equity Strategy Fund
August 31, 2026
Notes to Financial Statements — continued

3 Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The investment adviser and administration fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.750%
$500 million but less than $1 billion	0.700%
$1 billion but less than $2.5 billion	0.675%
$2.5 billion but less than $5 billion	0.650%
$5 billion and over	0.630%
For the year ended August 31, 2026, the investment adviser and administration fee amounted to $3,982,445 or 0.75% of the Fund’s average daily net assets.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended August 31, 2026, the investment adviser and administration fee paid was reduced by $16,889 relating to the Fund’s investment in the Liquidity Fund.
EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses) exceed 1.10%, 1.85% and 0.85% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after January 1, 2027. Pursuant to this agreement, EVM waived and/or reimbursed $141,334 of the Fund’s operating expenses for the year ended August 31, 2026.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended August 31, 2026, EVM earned $12,021 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,648 as its portion of the sales charge on sales of Class A shares for the year ended August 31, 2026. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the year ended August 31, 2026 in the amount of less than $100. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4 Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended August 31, 2026 amounted to $409,584 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended August 31, 2026, the Fund paid or accrued to EVD $103,556 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended August 31, 2026 amounted to $34,518 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
16

Eaton Vance
Equity Strategy Fund
August 31, 2026
Notes to Financial Statements — continued

5 Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended August 31, 2026, the Fund was informed that EVD received $1,631 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6 Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $1,024,534,764 and $990,542,529, respectively, for the year ended August 31, 2026.
7 Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended August 31, 2026		Year Ended August 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	931,389	$ 17,712,213	857,396	$ 15,900,497
Issued to shareholders electing to receive payments of distributions in Fund shares	816,931	14,917,160	191,912	3,483,194
Redemptions	(1,930,082)	(38,024,067)	(2,333,925)	(43,944,427)
Net decrease	(181,762)	$ (5,394,694)	(1,284,617)	$(24,560,736)
Class C
Sales	75,825	$ 1,434,435	88,070	$ 1,572,425
Issued to shareholders electing to receive payments of distributions in Fund shares	102,379	1,821,328	27,303	484,365
Redemptions	(421,630)	(7,990,467)	(466,751)	(8,504,557)
Net decrease	(243,426)	$ (4,734,704)	(351,378)	$ (6,447,767)
Class I
Sales	11,224,794	$214,631,047	2,441,939	$ 45,314,349
Issued to shareholders electing to receive payments of distributions in Fund shares	1,635,466	29,879,952	467,878	8,496,662
Redemptions	(6,362,867)	(124,812,302)	(15,925,473)	(308,358,931)
Net increase (decrease)	6,497,393	$119,698,697	(13,015,656)	$(254,547,920)
8 Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at August 31, 2026 is included in the Portfolio of Investments. At August 31, 2026, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
17

Eaton Vance
Equity Strategy Fund
August 31, 2026
Notes to Financial Statements — continued

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into equity index futures contracts to enhance total return and/or to manage certain investment risks.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at August 31, 2026 was as follows:
Fair Value
Derivative	Asset Derivative	Liability Derivative(1)
Futures contracts	$ —	$(43,861)

(1)
Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for
variation margin on open futures contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the year ended August 31, 2026 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(1)
Futures contracts	$ —	$(43,861)

(1)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts.
The average notional cost of futures contracts (long) outstanding during the year ended August 31, 2026, which is indicative of the volume of this derivative type, was approximately $551,000.
9 Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended August 31, 2026.
10 Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
18

Eaton Vance
Equity Strategy Fund
August 31, 2026
Notes to Financial Statements — continued

At August 31, 2026, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $22,936,127 and $23,658,966, respectively. Collateral received was comprised of cash of $11,402,356 and U.S. government and/or agencies securities of $12,256,610. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of August 31, 2026.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	˂30 days	30 to 90 days	˃90 days	Total
Common Stocks	$3,908,664	$ —	$ —	$ —	$3,908,664
Exchange-Traded Funds	7,493,692	—	—	—	7,493,692
Total	$11,402,356	$ —	$ —	$ —	$11,402,356
The carrying amount of the liability for collateral for securities loaned at August 31, 2026 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 12) at August 31, 2026.
11 Affiliated Investments
At August 31, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $11,189,122, which represents 1.8% of the Fund's net assets. Transactions in such investments by the Fund for the year ended August 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$10,425,633	$330,966,374	$(330,202,885)	$ —	$ —	$11,189,122	$428,130	11,189,122
12 Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At August 31, 2026, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$31,357,908	$1,186,755	$ —	$32,544,663
Consumer Discretionary	40,984,298	—	—	40,984,298
Consumer Staples	7,574,116	1,960,250	—	9,534,366
19

Eaton Vance
Equity Strategy Fund
August 31, 2026
Notes to Financial Statements — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Energy	$11,040,043	$ —	$ —	$11,040,043
Financials	46,554,246	50,200,351	—	96,754,597
Health Care	43,421,904	3,582,108	—	47,004,012
Industrials	48,808,723	21,922,306	—	70,731,029
Information Technology	154,943,929	7,920,140	—	162,864,069
Materials	9,278,339	—	—	9,278,339
Real Estate	5,860,007	—	—	5,860,007
Utilities	8,550,258	25,062,987	—	33,613,245
Total Common Stocks	$408,373,771	$111,834,897 *	$ —	$520,208,668
Exchange-Traded Funds	$68,652,881	$ —	$ —	$68,652,881
Short-Term Investments:
Affiliated Fund	11,189,122	—	—	11,189,122
Securities Lending Collateral	11,402,356	—	—	11,402,356
Total Investments	$499,618,130	$111,834,897	$ —	$611,453,027
Liability Description
Futures Contracts	$(43,861)	$ —	$ —	$(43,861)
Total	$(43,861)	$ —	$ —	$(43,861)

*
Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

13 Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
20

Eaton Vance
Equity Strategy Fund
August 31, 2026
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Equity Strategy Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Equity Strategy Fund (the "Fund") (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of August 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 19, 2026
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
21

Eaton Vance
Equity Strategy Fund
August 31, 2026
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2027 will show the tax status of all distributions paid to your account in calendar year 2026. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended August 31, 2026, the Fund designates approximately $6,609,771, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2026 ordinary income dividends, 50.79% qualifies for the corporate dividends received deduction.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2026, $48,234,999 or, if subsequently determined to be different, the net capital gain of such year.
22

Eaton Vance
Equity Strategy Fund
August 31, 2026
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 11, 2026, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2026, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
• Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
• Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and the cost allocation methodology used to determine such analyses;
Information about Portfolio Management and Trading
• Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
• Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
• Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
• Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
• Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
1 Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
23

Eaton Vance
Equity Strategy Fund
August 31, 2026
Board of Trustees’ Contract Approval — continued

• Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
• Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
• Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
• Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
• Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
• Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
• Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
• Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
• Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
• Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 11, 2026 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
24

Eaton Vance
Equity Strategy Fund
August 31, 2026
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Eaton Vance Equity Strategy Fund (formerly, Eaton Vance RBA Equity Strategy Fund) (the “Fund”) and Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory and administrative agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund, including recent changes to such personnel. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. In particular, the Board considered the principal elements of the Adviser’s investment process and portfolio construction techniques. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement.
Fund Performance
The Board noted that, effective August 18, 2025, the name and investment strategies of the Fund were changed to provide the Fund with the flexibility to achieve diversified, superior risk adjusted returns by dynamically allocating to multiple strategies, regions, sectors and factors in a changing and diverse growth cycle. Although the Board considered information comparing the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), the Board determined, in light of the recent changes, to continue to monitor and evaluate the effectiveness of such changes over time.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2025, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to requests from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds. The Board also considered that the management fees paid by the Fund are for services provided in addition to, and are not duplicative of, services provided under the advisory contract(s) of the exchange traded funds in which the Fund may invest.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
25

Eaton Vance
Equity Strategy Fund
August 31, 2026
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are not excessive.
The Board also considered direct and indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund and the other Eaton Vance Funds, including, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agent(s), and research received by each Adviser generated from commission dollars spent on funds’ portfolio trading.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
26

ERBAX-NCSR 8.31.26

Eaton Vance
All Asset Strategy Fund
Annual Financial Statements and
Additional Information
August 31, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information August 31, 2026
Eaton Vance
All Asset Strategy Fund

Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
All Asset Strategy Fund
August 31, 2026
Portfolio of Investments

Common Stocks — 56.4%

Security	Shares	Value
Aerospace & Defense — 2.5%
AeroVironment, Inc.(1)(2)	1,561	$ 231,574
Airbus SE	1,252	285,737
BAE Systems PLC	10,860	297,952
Boeing Co.(1)	1,288	267,621
Cohort PLC(2)	17,270	282,569
Elbit Systems Ltd.	358	251,859
General Dynamics Corp.	1,586	588,961
General Electric Co.	1,583	531,429
Howmet Aerospace, Inc.	2,073	507,781
Lockheed Martin Corp.	1,004	563,475
Mercury Systems, Inc.(1)	2,743	239,546
Northrop Grumman Corp.	714	385,346
Red Cat Holdings, Inc.(1)(2)	27,630	237,342
RTX Corp.	2,518	523,064
		$ 5,194,256
Automobiles — 0.7%
Ford Motor Co.	19,225	$ 267,997
Tesla, Inc.(1)	3,230	1,188,478
		$ 1,456,475
Banks — 7.2%
Alpha Bank SA	53,256	$ 282,456
Associated Banc-Corp.	11,769	360,249
Atlantic Union Bankshares Corp.(2)	7,512	302,959
Banca Monte dei Paschi di Siena SpA	19,807	266,164
Banco Bilbao Vizcaya Argentaria SA	22,617	654,365
Banco Santander SA	63,235	925,368
Bank of America Corp.	8,469	524,570
BNP Paribas SA	12,346	1,469,883
Chiba Bank Ltd.(2)	16,870	296,030
Citigroup, Inc.	2,814	370,379
Citizens Financial Group, Inc.	6,920	476,580
Columbia Banking System, Inc.	9,701	287,538
Fifth Third Bancorp	4,931	265,140
Fukuoka Financial Group, Inc.	6,493	318,827
Hachijuni Nagano Bank Ltd.	18,222	308,216
Hirogin Holdings, Inc.	20,498	307,305
Huntington Bancshares, Inc.	16,070	268,128
ING Groep NV	10,523	372,519
Japan Post Bank Co. Ltd.	14,805	313,552
JPMorgan Chase & Co.	3,258	1,159,913
KeyCorp	12,433	268,677
Kyushu Financial Group, Inc.	34,404	340,024
Security	Shares	Value
Banks (continued)
M&T Bank Corp.	1,935	$ 452,674
Mizuho Financial Group, Inc.	8,503	452,942
Old National Bancorp	11,987	306,627
Regions Financial Corp.	12,616	376,966
Resona Holdings, Inc.	21,280	333,677
Societe Generale SA	3,518	296,343
Sumitomo Mitsui Financial Group, Inc.	7,507	322,259
Swedbank AB, Class A	8,619	337,651
Truist Financial Corp.	5,598	277,549
U.S. Bancorp	5,504	338,936
UniCredit SpA	5,422	529,187
Wells Fargo & Co.	5,379	464,692
Yokohama Financial Group, Inc.	24,538	297,845
		$ 14,926,190
Beverages — 0.4%
Coca-Cola Co.	9,187	$ 814,611
		$ 814,611
Biotechnology — 0.6%
AbbVie, Inc.	2,289	$ 586,946
Amgen, Inc.	840	361,099
Gilead Sciences, Inc.	2,406	352,094
		$ 1,300,139
Broadline Retail — 1.7%
Amazon.com, Inc.(1)	13,608	$ 3,534,950
		$ 3,534,950
Building Products — 0.2%
Johnson Controls International PLC	3,097	$ 428,129
		$ 428,129
Capital Markets — 0.9%
Ares Management Corp., Class A(2)	2,034	$ 291,208
Blackstone, Inc.	2,108	301,950
Carlyle Group, Inc.	5,681	274,904
CME Group, Inc.	1,068	304,914
Deutsche Bank AG	7,845	314,188
Goldman Sachs Group, Inc.	459	470,888
		$ 1,958,052
Chemicals — 0.3%
Air Products and Chemicals, Inc.	977	$ 302,342

See Notes to Financial Statements.

Eaton Vance
All Asset Strategy Fund
August 31, 2026
Portfolio of Investments — continued

Security	Shares	Value
Chemicals (continued)
Linde PLC	577	$ 282,488
		$ 584,830
Communications Equipment — 0.4%
Arista Networks, Inc.(1)	2,480	$ 485,311
Cisco Systems, Inc.	3,141	347,049
		$ 832,360
Construction & Engineering — 0.2%
Quanta Services, Inc.	516	$ 313,258
		$ 313,258
Consumer Staples Distribution & Retail — 0.3%
Walmart, Inc.	5,916	$ 620,411
		$ 620,411
Diversified Telecommunication Services — 0.2%
AT&T, Inc.	12,685	$ 328,415
		$ 328,415
Electric Utilities — 1.9%
Constellation Energy Corp.	1,110	$ 304,995
EDP SA	52,929	287,426
Enel SpA	80,064	875,529
Entergy Corp.	3,153	335,195
Exelon Corp.	6,171	269,796
Iberdrola SA	45,727	1,064,606
MGE Energy, Inc.	3,439	267,176
SSE PLC	10,532	346,214
Terna - Rete Elettrica Nazionale	23,928	270,609
		$ 4,021,546
Electrical Equipment — 1.9%
Eaton Corp. PLC	868	$ 348,832
GE Vernova, Inc.	408	366,600
Nexans SA	3,117	504,892
NKT AS(1)	4,106	583,473
Nordex SE(1)	11,684	513,014
nVent Electric PLC	2,191	330,293
Prysmian SpA	2,160	301,918
Siemens Energy AG	2,389	393,486
Vestas Wind Systems AS	17,693	586,712
		$ 3,929,220
Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	1,733	$ 274,767
Corning, Inc.	2,908	432,507
Teledyne Technologies, Inc.(1)	418	256,213
		$ 963,487
Energy Equipment & Services — 0.2%
SLB Ltd.	7,403	$ 444,920
		$ 444,920
Entertainment — 0.2%
Netflix, Inc.(1)	5,079	$ 411,653
		$ 411,653
Financial Services — 1.6%
Berkshire Hathaway, Inc., Class B(1)	2,223	$ 1,120,459
Enact Holdings, Inc.	5,695	274,499
Equitable Holdings, Inc.	6,888	345,295
Mastercard, Inc., Class A	979	576,934
ORIX Corp.	11,715	455,782
Visa, Inc., Class A	1,523	577,781
		$ 3,350,750
Gas Utilities — 0.1%
Chesapeake Utilities Corp.(2)	1,988	$ 265,478
		$ 265,478
Ground Transportation — 0.1%
Union Pacific Corp.	1,009	$ 303,376
		$ 303,376
Health Care Equipment & Supplies — 0.6%
Abbott Laboratories	2,906	$ 320,706
Boston Scientific Corp.(1)	5,779	279,126
EssilorLuxottica SA	1,426	264,634
Intuitive Surgical, Inc.(1)	735	276,992
		$ 1,141,458
Health Care Providers & Services — 2.6%
Cardinal Health, Inc.	1,372	$ 321,899
Cencora, Inc.	1,587	513,553
Centene Corp.(1)	6,843	440,278
Cigna Group	1,611	444,765
CVS Health Corp.	5,533	519,604
Elevance Health, Inc.	1,733	680,272
Humana, Inc.	1,913	733,119

See Notes to Financial Statements.

Eaton Vance
All Asset Strategy Fund
August 31, 2026
Portfolio of Investments — continued

Security	Shares	Value
Health Care Providers & Services (continued)
McKesson Corp.	541	$ 478,958
Molina Healthcare, Inc.(1)	1,696	337,114
UnitedHealth Group, Inc.	2,598	1,011,687
		$ 5,481,249
Hotels, Restaurants & Leisure — 0.7%
Booking Holdings, Inc.	2,005	$ 399,175
Chipotle Mexican Grill, Inc.(1)	7,762	295,189
DoorDash, Inc., Class A(1)	1,354	313,776
Starbucks Corp.	2,691	285,919
United Parks & Resorts, Inc.(1)(2)	5,939	237,619
		$ 1,531,678
Household Durables — 0.3%
Century Communities, Inc.	4,254	$ 287,357
Ethan Allen Interiors, Inc.(2)	12,018	284,226
		$ 571,583
Household Products — 0.2%
Procter & Gamble Co.	2,161	$ 313,604
		$ 313,604
Independent Power and Renewable Electricity Producers — 0.4%
Clearway Energy, Inc., Class C(2)	8,747	$ 277,717
RWE AG	6,981	474,828
		$ 752,545
Industrial Conglomerates — 0.5%
Hitachi Ltd.	13,200	$ 448,124
Siemens AG	1,124	372,615
Smiths Group PLC	8,120	283,791
		$ 1,104,530
Industrial REITs — 0.1%
Rexford Industrial Realty, Inc.	7,602	$ 281,578
		$ 281,578
Insurance — 0.8%
Allianz SE	613	$ 319,689
American International Group, Inc.	4,261	325,370
Markel Group, Inc.(1)	278	501,209
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	741	445,408
		$ 1,591,676
Security	Shares	Value
Interactive Media & Services — 3.1%
Alphabet, Inc., Class A	7,765	$ 2,635,053
Alphabet, Inc., Class C	5,722	1,919,216
Autotrader Group PLC(3)	38,255	271,325
Meta Platforms, Inc., Class A	2,652	1,517,846
		$ 6,343,440
IT Services — 0.4%
Cloudflare, Inc., Class A(1)	992	$ 302,669
International Business Machines Corp.	1,477	345,426
Snowflake, Inc.(1)	850	281,716
		$ 929,811
Machinery — 1.0%
Caterpillar, Inc.	913	$ 728,090
Cummins, Inc.	512	288,973
Deere & Co.	480	314,357
PACCAR, Inc.	2,638	327,455
Parker-Hannifin Corp.	347	339,865
		$ 1,998,740
Media — 0.3%
Fox Corp., Class B	5,125	$ 308,628
News Corp., Class B	8,874	305,354
		$ 613,982
Metals & Mining — 0.6%
Freeport-McMoRan, Inc.	3,950	$ 299,173
Newmont Corp.	2,893	364,691
Nucor Corp.	1,067	266,366
Steel Dynamics, Inc.	1,124	261,465
		$ 1,191,695
Multi-Utilities — 0.6%
Centrica PLC	132,671	$ 277,850
E.ON SE	22,049	455,302
National Grid PLC	27,057	426,851
		$ 1,160,003
Office REITs — 0.2%
BXP, Inc.	5,058	$ 343,893
		$ 343,893
Oil, Gas & Consumable Fuels — 1.1%
Antero Midstream Corp.	21,700	$ 486,514
Chevron Corp.	1,932	398,263

See Notes to Financial Statements.

Eaton Vance
All Asset Strategy Fund
August 31, 2026
Portfolio of Investments — continued

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	2,234	$ 295,983
Devon Energy Corp.	6,040	293,000
ExxonMobil Holdings Corp.	3,279	527,755
Targa Resources Corp.	1,253	367,943
		$ 2,369,458
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	4,094	$ 319,332
		$ 319,332
Pharmaceuticals — 1.7%
AstraZeneca PLC	1,787	$ 288,097
Eli Lilly & Co.	868	1,004,042
Johnson & Johnson	3,358	892,724
Merck & Co., Inc.	3,371	498,099
Novartis AG	4,918	748,034
		$ 3,430,996
Professional Services — 0.8%
Automatic Data Processing, Inc.	1,067	$ 305,333
Leidos Holdings, Inc.	2,229	312,528
Paychex, Inc.	2,857	363,810
Paylocity Holding Corp.(1)	1,908	305,700
Recruit Holdings Co. Ltd.	3,612	409,072
		$ 1,696,443
Semiconductors & Semiconductor Equipment — 8.6%
Advanced Micro Devices, Inc.(1)	2,857	$ 1,344,847
Advantest Corp.	1,620	339,046
Analog Devices, Inc.	746	270,157
Applied Materials, Inc.	1,016	465,724
ASML Holding NV	258	437,576
Broadcom, Inc.	6,990	2,588,677
Disco Corp.	716	257,040
Intel Corp.(1)	7,296	653,065
KLA Corp.	2,096	367,743
Lam Research Corp.	1,878	566,198
Marvell Technology, Inc.	1,164	246,372
Micron Technology, Inc.	1,869	1,791,866
NVIDIA Corp.	30,546	6,743,946
Qualcomm, Inc.	1,734	295,612
SK hynix, Inc. GDR(3)	290	352,008
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	875	363,405
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc.	1,407	$ 367,100
Tokyo Electron Ltd.	769	269,151
		$ 17,719,533
Software — 4.3%
C3.ai, Inc., Class A(1)	28,187	$ 304,983
Crowdstrike Holdings, Inc., Class A(1)	1,607	371,217
Datadog, Inc., Class A(1)	1,162	275,441
Docusign, Inc.(1)	5,072	336,122
Intuit, Inc.	748	268,756
Microsoft Corp.	10,249	5,199,215
Oracle Corp.	2,127	317,178
Palantir Technologies, Inc., Class A(1)	3,050	568,459
Palo Alto Networks, Inc.(1)	1,407	537,657
ServiceNow, Inc.(1)	2,520	372,935
Workday, Inc., Class A(1)	1,811	357,582
		$ 8,909,545
Specialized REITs — 0.1%
Digital Realty Trust, Inc.	1,503	$ 278,942
		$ 278,942
Specialty Retail — 1.0%
Abercrombie & Fitch Co., Class A(1)	2,552	$ 365,140
Boot Barn Holdings, Inc.(1)(2)	1,673	252,004
Floor & Decor Holdings, Inc., Class A(1)	4,773	239,939
Home Depot, Inc.	1,134	371,759
Nitori Holdings Co. Ltd.	14,800	282,374
Signet Jewelers Ltd.(2)	3,166	260,498
Ulta Beauty, Inc.(1)	511	274,458
		$ 2,046,172
Technology Hardware, Storage & Peripherals — 3.1%
Apple, Inc.	16,320	$ 5,170,992
Seagate Technology Holdings PLC	392	324,725
Western Digital Corp.	2,043	920,474
		$ 6,416,191
Tobacco — 0.2%
Philip Morris International, Inc.	1,939	$ 363,175
		$ 363,175
Trading Companies & Distributors — 0.3%
Toyota Tsusho Corp.	6,688	$ 310,419

See Notes to Financial Statements.

Eaton Vance
All Asset Strategy Fund
August 31, 2026
Portfolio of Investments — continued

Security	Shares	Value
Trading Companies & Distributors (continued)
United Rentals, Inc.	271	$ 281,298
		$ 591,717
Water Utilities — 0.4%
American Water Works Co., Inc.	1,961	$ 271,069
Severn Trent PLC	6,677	282,796
United Utilities Group PLC	14,993	288,856
		$ 842,721
Wireless Telecommunication Services — 0.1%
SoftBank Group Corp.	8,240	$ 265,449
		$ 265,449
Total Common Stocks (identified cost $63,712,635)		$116,583,645

Exchange-Traded Funds — 37.9%

Security	Shares	Value
Equity Funds — 7.9%
Franklin FTSE China ETF(2)	53,580	$ 1,161,079
Franklin FTSE Latin America ETF	10,039	274,868
iShares Core MSCI Emerging Markets ETF	129,370	10,573,410
iShares MSCI South Korea ETF	7,211	1,304,181
iShares MSCI Taiwan ETF(2)	28,453	3,073,778
		$ 16,387,316
Fixed-Income Funds — 30.0%
Eaton Vance Mortgage Opportunities ETF(4)	367,680	$ 18,185,453
Eaton Vance Total Return Bond ETF(4)	464,230	23,179,004
iShares TIPS Bond ETF	68,707	7,339,282
Vanguard Emerging Markets Government Bond ETF	160,803	10,603,350
Vanguard Long-Term Treasury ETF(2)	51,664	2,737,158
		$ 62,044,247
Total Exchange-Traded Funds (identified cost $74,710,295)		$ 78,431,563

Sovereign Government Bonds — 3.1%

Security	Principal Amount (000's omitted)		Value
Brazil — 3.1%
Brazil Letras do Tesouro Nacional, 0.00%, 1/1/29	BRL	45,819	$ 6,503,986
Total Sovereign Government Bonds (identified cost $6,682,258)			$ 6,503,986

Short-Term Investments — 4.5%

Affiliated Fund — 1.7%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.58%(5)	3,576,658	$ 3,576,658
Total Affiliated Fund (identified cost $3,576,658)		$ 3,576,658

Securities Lending Collateral — 2.8%

Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.70%(6)	5,805,791	$ 5,805,791
Total Securities Lending Collateral (identified cost $5,805,791)		$ 5,805,791
Total Short-Term Investments (identified cost $9,382,449)		$ 9,382,449
Total Investments — 101.9% (identified cost $154,487,637)		$210,901,643
Other Assets, Less Liabilities — (1.9)%		$ (4,003,051)
Net Assets — 100.0%		$206,898,592

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at August 31, 2026. The aggregate market value of securities on loan at August 31, 2026 was $7,918,918.
(3)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2026, the aggregate value of these securities is $623,333 or 0.3% of the Fund's net assets.

(4)	Affiliated fund (see Note 11).
(5)	May be deemed to be an affiliated investment company (see Note 11). The rate shown is the annualized seven-day yield as of August 31, 2026.

See Notes to Financial Statements.

Eaton Vance
All Asset Strategy Fund
August 31, 2026
Portfolio of Investments — continued

(6)	Represents investment of cash collateral received in connection with securities lending.

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	49.2%	$101,739,809
Brazil	3.1	6,503,986
Japan	3.0	6,327,134
Germany	1.6	3,288,530
United Kingdom	1.5	3,046,301
France	1.4	2,821,489
Spain	1.3	2,644,339
Italy	1.1	2,243,407
Denmark	0.6	1,170,185
Netherlands	0.4	810,095
Taiwan	0.2	363,405
Republic of Korea	0.2	352,008
Sweden	0.1	337,651
Portugal	0.1	287,426
Greece	0.1	282,456
Israel	0.1	251,859
Exchange-Traded Funds	37.9	78,431,563
Total Investments	101.9%	$210,901,643

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
MSCI USA Index	8	Long	9/18/26	$2,860,160	$(6,880)
					$(6,880)

Abbreviations:
ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
REITs	– Real Estate Investment Trusts

Currency Abbreviations:
BRL	– Brazilian Real

See Notes to Financial Statements.

Eaton Vance
All Asset Strategy Fund
August 31, 2026
Statement of Assets and Liabilities

August 31, 2026
Assets
Unaffiliated investments, at value (identified cost $108,804,449) — including $7,918,918 of securities on loan	$165,960,528
Affiliated investments, at value (identified cost $45,683,188)	44,941,115
Deposits for derivatives collateral - futures contracts	215,002
Foreign currency, at value (identified cost $1,495,688)	1,483,420
Dividends receivable	76,816
Dividends receivable from affiliated investments	185,841
Receivable for Fund shares sold	6,468
Securities lending income receivable	3,769
Receivable for variation margin on open futures contracts	3,813
Tax reclaims receivable	209,432
Receivable from affiliates	16,066
Trustees' deferred compensation plan	59,720
Total assets	$213,161,990
Liabilities
Collateral for securities loaned	$5,805,791
Payable for Fund shares redeemed	85,912
Payable to affiliates:
Investment adviser and administration fee	132,995
Distribution and service fees	30,511
Sub-transfer agency fee	2,797
Trustees' deferred compensation plan	59,720
Accrued expenses	145,672
Total liabilities	$6,263,398
Net Assets	$206,898,592
Sources of Net Assets
Paid-in capital	$141,128,378
Distributable earnings	65,770,214
Net Assets	$206,898,592
Class A Shares
Net Assets	$81,790,475
Shares Outstanding	4,818,680
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$16.97
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$17.91
Class C Shares
Net Assets	$14,853,336
Shares Outstanding	894,218
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$16.61
Class I Shares
Net Assets	$110,254,781
Shares Outstanding	6,461,187
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$17.06

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
All Asset Strategy Fund
August 31, 2026
Statement of Operations

Year Ended
August 31, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $95,323)	$3,672,318
Dividend income from affiliated investments	2,657,215
Interest income	491,546
Securities lending income, net	29,714
Total investment income	$6,850,793
Expenses
Investment adviser and administration fee	$1,732,896
Distribution and service fees:
Class A	201,271
Class C	206,009
Trustees’ fees and expenses	13,165
Custodian fee	99,242
Transfer and dividend disbursing agent fees	143,219
Legal and accounting services	100,963
Printing and postage	32,050
Registration fees	23,565
Miscellaneous	31,691
Total expenses	$2,584,071
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$422,205
Total expense reductions	$422,205
Net expenses	$2,161,866
Net investment income	$4,688,927
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$10,184,885
Investment transactions - affiliated investments	133,165
Foreign currency transactions	39,301
Capital gain distributions received	61,609
Net realized gain	$10,418,960
Change in unrealized appreciation (depreciation):
Investments	$16,614,699
Investments - affiliated investments	(802,284)
Futures contracts	(6,880)
Foreign currency	(36,117)
Net change in unrealized appreciation (depreciation)	$15,769,418
Net realized and unrealized gain	$26,188,378
Net increase in net assets from operations	$30,877,305

See Notes to Financial Statements.

Eaton Vance
All Asset Strategy Fund
August 31, 2026
Statements of Changes in Net Assets

	Year Ended August 31,
	2026	2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$4,688,927	$8,343,892
Net realized gain	10,418,960	23,350,865
Net change in unrealized appreciation (depreciation)	15,769,418	(18,900,753)
Net increase in net assets from operations	$30,877,305	$12,794,004
Distributions to shareholders:
Class A	$(1,989,722)	$(1,768,236)
Class C	(361,774)	(441,683)
Class I	(3,826,964)	(6,456,747)
Total distributions to shareholders	$(6,178,460)	$(8,666,666)
Transactions in shares of beneficial interest:
Class A	$(7,164,768)	$(12,685,287)
Class C	(12,582,480)	(15,921,411)
Class I	(56,017,247)	(142,565,439)
Net decrease in net assets from Fund share transactions	$(75,764,495)	$(171,172,137)
Net decrease in net assets	$(51,065,650)	$(167,044,799)
Net Assets
At beginning of year	$257,964,242	$425,009,041
At end of year	$206,898,592	$257,964,242

See Notes to Financial Statements.

Eaton Vance
All Asset Strategy Fund
August 31, 2026
Financial Highlights

	Class A
	Year Ended August 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$15.26	$14.69	$13.50	$13.48	$16.21
Income (Loss) From Operations
Net investment income(1)	$0.32	$0.33	$0.31	$0.26	$0.15
Net realized and unrealized gain (loss)	1.79	0.54	1.20	(0.13)	(2.04)
Total income (loss) from operations	$2.11	$0.87	$1.51	$0.13	$(1.89)
Less Distributions
From net investment income	$(0.40)	$(0.30)	$(0.32)	$(0.11)	$(0.14)
From net realized gain	—	—	—	(0.00)(2)	(0.70)
Total distributions	$(0.40)	$(0.30)	$(0.32)	$(0.11)	$(0.84)
Net asset value — End of year	$16.97	$15.26	$14.69	$13.50	$13.48
Total Return(3)	14.03%	6.06%	11.34%	0.95%	(12.29)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$81,790	$80,384	$89,981	$94,064	$102,903
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.19%	1.25%	1.23%	1.23%	1.18%
Net expenses(5)	1.01%	1.24%	1.23%	1.23%	1.18%
Net investment income	1.98%	2.22%	2.27%	1.91%	1.03%
Portfolio Turnover	107%	76%	49%	35%	70%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5)
Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.09% of average daily net assets for the year ended August 31, 2026 and less than 0.01% of average daily net assets for the years ended August 31, 2025, 2024, 2023 and 2022).

See Notes to Financial Statements.

Eaton Vance
All Asset Strategy Fund
August 31, 2026
Financial Highlights — continued

	Class C
	Year Ended August 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$14.90	$14.34	$13.17	$13.14	$15.81
Income (Loss) From Operations
Net investment income(1)	$0.19	$0.21	$0.21	$0.15	$0.04
Net realized and unrealized gain (loss)	1.77	0.52	1.16	(0.12)	(1.99)
Total income (loss) from operations	$1.96	$0.73	$1.37	$0.03	$(1.95)
Less Distributions
From net investment income	$(0.25)	$(0.17)	$(0.20)	$—	$(0.02)
From net realized gain	—	—	—	(0.00)(2)	(0.70)
Total distributions	$(0.25)	$(0.17)	$(0.20)	$(0.00)(2)	$(0.72)
Net asset value — End of year	$16.61	$14.90	$14.34	$13.17	$13.14
Total Return(3)	13.26%	5.18%	10.50%	0.24%	(12.92)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$14,853	$25,171	$40,187	$54,117	$69,060
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.94%	2.00%	1.98%	1.98%	1.93%
Net expenses(5)	1.76%	1.99%	1.98%	1.98%	1.93%
Net investment income	1.18%	1.49%	1.54%	1.15%	0.28%
Portfolio Turnover	107%	76%	49%	35%	70%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5)
Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.09% of average daily net assets for the year ended August 31, 2026 and less than 0.01% of average daily net assets for the years ended August 31, 2025, 2024, 2023 and 2022).

See Notes to Financial Statements.

Eaton Vance
All Asset Strategy Fund
August 31, 2026
Financial Highlights — continued

	Class I
	Year Ended August 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$15.34	$14.77	$13.57	$13.56	$16.30
Income (Loss) From Operations
Net investment income(1)	$0.36	$0.37	$0.35	$0.29	$0.19
Net realized and unrealized gain (loss)	1.80	0.54	1.20	(0.13)	(2.05)
Total income (loss) from operations	$2.16	$0.91	$1.55	$0.16	$(1.86)
Less Distributions
From net investment income	$(0.44)	$(0.34)	$(0.35)	$(0.15)	$(0.18)
From net realized gain	—	—	—	(0.00)(2)	(0.70)
Total distributions	$(0.44)	$(0.34)	$(0.35)	$(0.15)	$(0.88)
Net asset value — End of year	$17.06	$15.34	$14.77	$13.57	$13.56
Total Return(3)	14.31%	6.30%	11.64%	1.18%	(12.06)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$110,255	$152,409	$294,841	$358,320	$537,988
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.94%	0.99%	0.98%	0.98%	0.93%
Net expenses(5)	0.76%	0.98%	0.98%	0.98%	0.93%
Net investment income	2.20%	2.50%	2.52%	2.16%	1.28%
Portfolio Turnover	107%	76%	49%	35%	70%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5)
Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.09% of average daily net assets for the year ended August 31, 2026 and less than 0.01% of average daily net assets for the years ended August 31, 2025, 2024, 2023 and 2022).

See Notes to Financial Statements.

Eaton Vance
All Asset Strategy Fund
August 31, 2026
Notes to Financial Statements

1 Significant Accounting Policies
Eaton Vance All Asset Strategy Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries’ tax rules and rates. As a result of several court cases

Eaton Vance
All Asset Strategy Fund
August 31, 2026
Notes to Financial Statements — continued

in certain countries across the European Union (EU), the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries. Income recognized, if any, for EU reclaims and interest thereon is reflected as other income in the Statement of Operations, and any related receivable, if any, is reflected as European Union tax reclaims receivable in the Statement of Assets and Liabilities. Any fees associated with these filings are reflected in miscellaneous expenses in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, may reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal year exceed foreign withholding taxes paid by the Fund, and the Fund previously passed through to its shareholders foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund may be required to enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the Fund’s shareholders. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
D Federal and Other Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of August 31, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid. The adoption of ASU 2023-09 did not result in any changes to the Fund’s financial statement presentation or disclosure.
E Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expenses do not include the Fund’s pro rata share of the indirect expenses borne by the Fund from its investments in exchange-traded funds.
F Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I Futures Contracts—Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.

Eaton Vance
All Asset Strategy Fund
August 31, 2026
Notes to Financial Statements — continued

K Recently Issued Accounting Pronouncements—In September 2026, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2026-03, Fair Value Measurement (Topic 820): Investment Companies with Equity Securities Subject to Contractual Sale Restrictions. ASU 2026-03 requires investment companies to consider the effects of certain contractual sale restrictions when measuring the fair value of equity securities and to provide related disclosures. ASU 2026-03 is effective for fiscal years beginning after December 15, 2027, and interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of adopting ASU 2026-03; however, it does not currently expect the implementation of the standard to have a material effect on the Fund's financial statements.
2 Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended August 31, 2026 and August 31, 2025 was as follows:
	Year Ended August 31,
	2026	2025
Ordinary income	$6,178,460	$8,666,666
During the year ended August 31, 2026, distributable earnings was decreased by $1,671,353 and paid-in capital was increased by $1,671,353 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of August 31, 2026, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$3,594,729
Undistributed long-term capital gains	7,540,647
Net unrealized appreciation	54,634,838
Distributable earnings	$65,770,214
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at August 31, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$156,263,414
Gross unrealized appreciation	$56,648,323
Gross unrealized depreciation	(2,010,094)
Net unrealized appreciation	$54,638,229

Eaton Vance
All Asset Strategy Fund
August 31, 2026
Notes to Financial Statements — continued

3 Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The investment adviser and administration fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.750%
$500 million but less than $1 billion	0.700%
$1 billion but less than $2.5 billion	0.675%
$2.5 billion but less than $5 billion	0.650%
$5 billion and over	0.630%
For the year ended August 31, 2026, the investment adviser and administration fee amounted to $1,732,896 or 0.75% of the Fund’s average daily net assets.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley, and in other affiliated funds. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund and in other affiliated funds. For the year ended August 31, 2026, the investment adviser and administration fee paid was reduced by $205,923 relating to the Fund’s investment in the Liquidity Fund and in other affiliated funds.
EVM has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses) exceed 1.10%, 1.85% and 0.85% of the Fund's average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after January 1, 2027. Pursuant to this agreement, EVM waived and/or reimbursed $216,282 of the Fund's operating expenses for the year ended August 31, 2026.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended August 31, 2026, EVM earned $13,438 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $669 as its portion of the sales charge on sales of Class A shares for the year ended August 31, 2026. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4 Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended August 31, 2026 amounted to $201,271 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended August 31, 2026, the Fund paid or accrued to EVD $154,507 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended August 31, 2026 amounted to $51,502 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

Eaton Vance
All Asset Strategy Fund
August 31, 2026
Notes to Financial Statements — continued

5 Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended August 31, 2026, the Fund was informed that EVD received $1,018 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6 Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $241,246,539 and $317,493,945, respectively, for the year ended August 31, 2026.
7 Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended August 31, 2026		Year Ended August 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	660,776	$10,675,208	901,656	$ 13,172,904
Issued to shareholders electing to receive payments of distributions in Fund shares	75,815	1,194,851	70,413	1,008,312
Redemptions	(1,186,850)	(19,034,827)	(1,827,916)	(26,866,503)
Net decrease	(450,259)	$(7,164,768)	(855,847)	$(12,685,287)
Class C
Sales	29,042	$ 464,626	72,228	$ 1,035,133
Issued to shareholders electing to receive payments of distributions in Fund shares	19,520	302,557	24,447	343,719
Redemptions	(843,354)	(13,349,663)	(1,210,853)	(17,300,263)
Net decrease	(794,792)	$(12,582,480)	(1,114,178)	$(15,921,411)
Class I
Sales	458,267	$ 7,419,642	2,033,614	$ 29,728,159
Issued to shareholders electing to receive payments of distributions in Fund shares	155,851	2,465,560	326,204	4,687,550
Redemptions	(4,090,688)	(65,902,449)	(12,384,378)	(176,981,148)
Net decrease	(3,476,570)	$(56,017,247)	(10,024,560)	$(142,565,439)
8 Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at August 31, 2026 is included in the Portfolio of Investments. At August 31, 2026, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

Eaton Vance
All Asset Strategy Fund
August 31, 2026
Notes to Financial Statements — continued

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into equity index futures contracts to enhance total return and/or to manage certain investment risks.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at August 31, 2026 was as follows:
Fair Value
Derivative	Asset Derivative	Liability Derivative(1)
Futures contracts	$ —	$(6,880)

(1)
Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for
variation margin on open futures contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the year ended August 31, 2026 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(1)
Futures contracts	$ —	$(6,880)

(1)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts.
The average notional cost of futures contracts (long) outstanding during the year ended August 31, 2026, which is indicative of the volume of this derivative type, was approximately $86,000.
9 Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended August 31, 2026.
10 Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.

Eaton Vance
All Asset Strategy Fund
August 31, 2026
Notes to Financial Statements — continued

At August 31, 2026, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $7,918,918 and $8,137,313, respectively. Collateral received was comprised of cash of $5,805,791 and U.S. government and/or agencies securities of $2,331,522. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of August 31, 2026.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	˂30 days	30 to 90 days	˃90 days	Total
Common Stocks	$649,619	$ —	$ —	$ —	$649,619
Exchange-Traded Funds	5,156,172	—	—	—	5,156,172
Total	$5,805,791	$ —	$ —	$ —	$5,805,791
The carrying amount of the liability for collateral for securities loaned at August 31, 2026 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 12) at August 31, 2026.
11 Affiliated Investments
At August 31, 2026, the value of the Fund's investment in affiliated funds and funds that may be deemed to be affiliated was $44,941,115, which represents 21.7% of the Fund's net assets. Transactions in such investments by the Fund for the year ended August 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Exchange-Traded Funds
Eaton Vance Mortgage Opportunities ETF	$28,421,809	$ 1,359,311	$(11,432,500)	$ 94,845	$(258,012)	$18,185,453	$1,122,749	367,680
Eaton Vance Total Return Bond ETF	39,406,889	10,082,388	(25,804,321)	38,320	(544,272)	23,179,004	1,396,467	464,230
Short-Term Investments
Liquidity Fund	6,505,773	72,675,747	(75,604,862)	—	—	3,576,658	137,999	3,576,658
Total				$133,165	$(802,284)	$44,941,115	$2,657,215
12 Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
All Asset Strategy Fund
August 31, 2026
Notes to Financial Statements — continued

At August 31, 2026, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$7,426,165	$536,774	$ —	$7,962,939
Consumer Discretionary	8,858,484	282,374	—	9,140,858
Consumer Staples	2,111,801	—	—	2,111,801
Energy	2,814,378	—	—	2,814,378
Financials	11,866,988	9,959,680	—	21,826,668
Health Care	10,053,077	1,300,765	—	11,353,842
Industrials	10,053,368	5,825,633	—	15,879,001
Information Technology	34,468,114	1,302,813	—	35,770,927
Materials	1,776,525	—	—	1,776,525
Real Estate	904,413	—	—	904,413
Utilities	1,991,426	5,050,867	—	7,042,293
Total Common Stocks	$92,324,739	$24,258,906 *	$ —	$116,583,645
Exchange-Traded Funds	$78,431,563	$ —	$ —	$78,431,563
Sovereign Government Bonds	—	6,503,986	—	6,503,986
Short-Term Investments:
Affiliated Fund	3,576,658	—	—	3,576,658
Securities Lending Collateral	5,805,791	—	—	5,805,791
Total Investments	$180,138,751	$30,762,892	$ —	$210,901,643
Liability Description
Futures Contracts	$(6,880)	$ —	$ —	$(6,880)
Total	$(6,880)	$ —	$ —	$(6,880)

*
Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Eaton Vance
All Asset Strategy Fund
August 31, 2026
Notes to Financial Statements — continued

13 Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Eaton Vance
All Asset Strategy Fund
August 31, 2026
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance All Asset Strategy Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance All Asset Strategy Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of August 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 19, 2026
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
All Asset Strategy Fund
August 31, 2026
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2027 will show the tax status of all distributions paid to your account in calendar year 2026. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified business income, qualified dividend income for individuals, the dividends received deduction for corporations, capital gains dividends and 163(j) interest dividends.
Qualified Business Income. For the fiscal year ended August 31, 2026 the Fund designates approximately $31,071, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.
Qualified Dividend Income. For the fiscal year ended August 31, 2026, the Fund designates approximately $1,804,095, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2026 ordinary income dividends, 15.81% qualifies for the corporate dividends received deduction.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2026, $8,678,075 or, if subsequently determined to be different, the net capital gain of such year.
163(j) Interest Dividends. For the fiscal year ended August 31, 2026, the Fund designates 24.68% of distributions from net investment income as a 163(j) interest dividend.

Eaton Vance
All Asset Strategy Fund
August 31, 2026
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 11, 2026, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2026, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
• Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
• Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and the cost allocation methodology used to determine such analyses;
Information about Portfolio Management and Trading
• Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
• Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
• Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
• Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
• Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
1 Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
All Asset Strategy Fund
August 31, 2026
Board of Trustees’ Contract Approval — continued

• Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
• Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
• Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
• Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
• Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
• Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
• Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
• Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
• Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
• Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 11, 2026 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

Eaton Vance
All Asset Strategy Fund
August 31, 2026
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Eaton Vance All Asset Strategy Fund (formerly, Eaton Vance RBA All Asset Strategy Fund) (the “Fund”) and Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory and administrative agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund, including recent changes to such personnel. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. In particular, the Board evaluated the abilities and experience of the Adviser’s investment professionals in investing in assets around the world and among various asset classes, including equity, fixed-income, commodity, currency and cash investments. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement.
Fund Performance
The Board noted that, effective August 18, 2025, the name and investment strategies of the Fund were changed to provide the Fund with the flexibility to allocate its assets in markets around the world and among various asset classes, including equity, fixed-income, commodity, currency and cash investments. Although the Board considered information comparing the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), the Board determined, in light of the recent changes, to continue to monitor and evaluate the effectiveness of such changes over time.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2025, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to requests from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds. The Board also considered that the management fees paid by the Fund are for services provided in addition to, and are not duplicative of, services provided under the advisory contract(s) of the exchange traded funds in which the Fund may invest.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Eaton Vance
All Asset Strategy Fund
August 31, 2026
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are not excessive.
The Board also considered direct and indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund and the other Eaton Vance Funds, including, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agent(s), and research received by each Adviser generated from commission dollars spent on funds’ portfolio trading.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

This Page Intentionally Left Blank

EARAX-NCSR 8.31.26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)   Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)  Principal Financial Officer’s Section 302 certification.

(a)(2)(ii) Principal Executive Officer’s Section 302 certification.

(b)    Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	October 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	October 26, 2026

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	October 26, 2026